Exhibit 99.1

Loan Level Exception - Disposition

Run Date - 5/12/2022 5:05:21 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition	DBRS	Fitch
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX. [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Home Improvement		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Home Improvement		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine the under disclosure due to missing the itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	SELLER - GENERAL COMMENT (2021-06-01): Provided Final HUD-1 (stamped, signed and dated).
REVIEWER - GENERAL COMMENT (2021-06-01): No additional HUD documents provided in trailing docs. Exception remains.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	Loan file is from 1989- Flood Certs were not run at the time	2	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty (XXXX Interest Act): Prepayment penalty not permissible; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] State Compliance - XXXX Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: XXXX Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.			State Compliance - XXXX Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of XXXX. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the XXXX unfair and deceptive acts and practices statute.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1		[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Lender acknowledged incorrect ROR dates - re-disclosed ROR to borrower with expiration date XXXX		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of Amount Financed does not include the XXXX Courier fee or the XXXX Wire fee or the XXXX Broker fee in the Prepaid Finance Charges.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization only disclosed origination charges in the amount of XXXX and final HUD reflects XXXX		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
																				[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.					No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met [3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XXXX Disaster End Date: XXXX [3] Application / Processing - Missing Document: Fraud Report not provided	Please provide the Full AUS for submission #5 dated XXXX XXXX. Doc in file is the AUS Summary results. The property is located in XXXX. Provide a post-disaster inspection verifying there was no damage from XXXX. The inspection must include exterior photos and the property must be re-inspected on or after XXXX.	1	3	[3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (XXXX): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (XXXX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (XXXX): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.	Federal Compliance - Unknown Loan Designation Test: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.

																							Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	B	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXX			1				1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: SEVERE STORMS, STRAIGHT-LINE WINDS, AND FLOODING Disaster Declaration Date: XXXX Disaster End Date: XXXX [3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXX	Required Fraud Report was from the file		1				1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX. [3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XXXX Disaster End Date: XXXX			1				2	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus XXXX or XXXX. Insufficient or no cure was provided to the borrower. (0) [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No cure or VCC provided. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure or VCC provided.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: A prepayment penalty is not permissible on a partial prepayment.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Itemization of Amount Financed included a XXXX escrow/closing fee that did not appear on the final HUD and did not include a XXXX attorney's fee, a XXXX municipal lien certificate recording fee, a XXXX rundown and recording fee or a XXXX title courier fee as prepaid finance charges.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] State Compliance - XXXX Prepayment Penalty ARM Test: XXXX Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
																				[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Credit Documentation - Missing Document: Asset not provided [3] Application / Processing - Missing Document: Fraud Report not provided	Receipt for EMD however, source of funds for XXXX not provided.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XXXX not accurate. (FinalXXXX)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus XXXX or XXXX. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: The amount of non escrowed property costs over year one should be the amount of HOA fee which is XXXX. It appears the lender used a monthly HOA fee amount of XXXX which is reflected on the initial 1008, and was scratched out and the amount of XXXX was written in, the the annual amount was not corrected on page 5 of the final CD.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Borrower received the closing disclosure on same date as closing date XXXX.
																					Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Lender's title insurance, Recording, Title examination and Title settlement fees exceed the amounts disclosed on the Loan estimate by a cumulative sum of XXXX, without evidence of cure in file or valid COC.		Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure appears to be due to the lender using an index lower than 1.773XXXX which is the lowest available in the lookback period.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than XXXX is 12 months. Loan with an interest rate of XXXX contracts for a prepay term of 24 months, which exceeds max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than XXXX is 12 months. Loan with an interest rate of XXXX contracts for a prepay term of 24 months, which exceeds max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on XXXX of the original balance (XXXX).  Loan contracts for maximum calculated prepay of XXXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on XXXX of the original balance (XXXX).  Loan contracts for maximum calculated prepay of XXXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act. Prepay language states prepay will not exceed maximum permitted by applicable law. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] State Compliance - XXXX Prepayment Penalty ARM Test: XXXX Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
[2] State Compliance - XXXX Prepayment Penalty Test: XXXX Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on XXXX of the original balance (XXXX).  Loan contracts for maximum calculated prepay of XXXX, which exceeds max allowable.  Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemized does not reflect XXXX processing fee and XXXX admin fee		Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Refinance Cash-out - Other		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on XXXX of the original balance (XXXX).  Loan contracts for maximum calculated prepay of XXXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than XXXX is 12 months.  Loan with an interest rate of XXXX contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
																				[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty (XXXX Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than XXXX. Loan contracts for an interest rate of XXXX. Prepay language states prepay will not exceed maximum permitted by applicable law. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than XXXX is 12 months. Loan with an interest rate of XXXX contracts for a prepay term of 36 months, which exceeds max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: No prepayment penalties are permissible in the state of XXXX. Prepay language states prepay will not exceed maximum permitted by applicable law.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than XXXX is 12 months.  Loan with an interest rate of XXXX contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on XXXX of the original balance (XXXX).  Loan contracts for maximum calculated prepay of XXXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization reflects termination of PMI after 180 months. Calculated PMI duration is 201 months.		Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on XXXX of the original balance (XXXX).  Loan contracts for maximum calculated prepay of XXXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on XXXX of the original balance (XXXX).  Loan contracts for maximum calculated prepay of XXXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a XXXX escrow fee as prepaid finance charge	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																				[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of XXXX)			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date ofXXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] State Compliance - XXXX Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] State Compliance - XXXX  Home Loan (High Cost Analysis Not In File): XXXX  Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.
[3] State Compliance - XXXX Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	State Compliance - XXXX Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided Timely): Unable to determine application date	State Compliance - XXXX Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided Timely): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (XXXX Stat 34-25.2-8)

State Compliance - XXXX  Home Loan (High Cost Analysis Not In File): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (XXXX Stat 34-25.2-8)

State Compliance - XXXX  Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided Timely): "Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
(1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
(2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.
																							Effective XXXX HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees. Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."			State - XXXX	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] State Compliance - District of XXXX Prepayment Penalty: District of XXXX Prepayment Penalty: Maximum calculated prepay of XXXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance (XXXX). Prepay language states prepay will not exceed maximum permitted by applicable law. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to MI Til reflects 160 months, however caculated reflects 173 months		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose XXXX Broker Fee as a prepaid finance charge. Additionally, TIL reflects termination of PMI after 180 months. Calculated PMI duration is 195 months.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		2									2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The Initial and Final 1003 page 1 designates the subject property occupancy as investment, however the page 4 declaration question, " Do you intend to occupy the property as your primary residence?" is checked yes.					-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																				[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on XXXX of the original balance (XXXX).  Loan contracts for maximum calculated prepay of XXXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Prepayment Penalty Test: XXXX  Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of XXXX or greater. Loan's effective rate of interest is XXXX .  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on XXXX of the original balance (XXXX).  Loan contracts for maximum calculated prepay of XXXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on XXXX of the original balance (XXXX).  Loan contracts for maximum calculated prepay of XXXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on XXXX of the original balance (XXXX).  Loan contracts for maximum calculated prepay of XXXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX  Prepayment Penalty: XXXX  Prepayment Penalty: Max prepay term allowed on an adjustable rate loan greater than XXXX is 12 months.  Loan contracts for prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: HUD in file however, pages 1 and 2 are cutoff on bottom of document.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] State Compliance - XXXX Prepayment Penalty Test: XXXX Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 0 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver							2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum prepay allowed is 6 months interest calculated on XXXX of the original balance (XXXX). Loan contracts for maximum calculated prepay of XXXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type. Prepay language states prepay will not exceed maximum permitted by applicable law.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: It appears the lender using a lower Index at origination than the 1.11XXXX Index available within the look-back period.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause, Homestead Exemption Waiver	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX  used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX .	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to lender used unknown index and the only index available in the look back is XXXX		Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause, Homestead Exemption Waiver	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause, Homestead Exemption Waiver	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause, Homestead Exemption Waiver	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] State Compliance - XXXX Prepayment Penalty ARM Test: XXXX Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] State Compliance - XXXX Prepayment Penalty ARM Test: XXXX Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause, Homestead Exemption Waiver	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under-disclosure due to missing documentation (index value). Under-disclosure appears to be index related.		Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date ofXXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed. Payment variance indicated lender used a lower index at origination than is available in the lookback period.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: It appears a different Index was used at origination than available within the look-back period.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: It XXXX, which is the lowest rate in the look back period.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of XXXX)
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Payment variance indicates lender used a lower index at origination than is available in the lookback period. Index not provided. Unable to determine underdisclosure due to missing Fee Itemization.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] State Compliance - XXXX Prepayment Penalty ARM Test: XXXX Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on XXXX of the original balance (XXXX).  Loan contracts for maximum calculated prepay of XXXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - XXXX  Prepayment Penalty Max Prepay: XXXX  Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] State Compliance - XXXX Prepayment Penalty Test: XXXX Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date ofXXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Prepayment Penalty Banking Code: XXXX Prepayment Penalty: A prepayment penalty is not permissible on a loan made by a XXXX -chartered bank or bank and trust company. Prepay language states prepay will not exceed maximum permitted by applicable law.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.					Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	3	[3] State Compliance - (XXXX50(a)(6)) XXXX Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): XXXX Constitution Section 50(a)(6): XXXX Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): XXXX  Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Itemization of Points and Fees Not Provided): XXXX  Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing.
[3] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Points and Fees Exceeds XXXX of Original Principal Balance): XXXX  Constitution Section 50(a)(6): Points and fees on subject loan of XXXX is in excess of the allowable maximum of XXXX  of the Original Principal Loan Amount.  Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or XXXX.)
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - (XXXX50(a)(6)) XXXX Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): XXXX Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.	State Compliance - (XXXX50(a)(6)) XXXX Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Points and Fees Exceeds XXXX of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																							State Compliance - (XXXX50(a)(6)) XXXX Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			State - XXXX	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed onXXXX , prior to three (3) business days from transaction date ofXXXX .			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.					No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date ofXXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX .
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX .	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Flood Certificate not provided	3	[3] State Compliance - (XXXX50(a)(6)) XXXX Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Unable to test fair market acknowledgment due to missing information.
[3] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Mortgage loan can be foreclosed upon by means other than a court order): XXXX  Constitution Section 50(a)(6): Mortgage loan can be foreclosed upon by means other than a court order.
[3] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Points and Fees Exceeds XXX of Original Principal Balance): XXXX  Constitution Section 50(a)(6): Points and fees on subject loan of XXXX is in excess of the allowable maximum of XXXX of the Original Principal Loan Amount.  Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or XXXX.)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan (T-42 Endorsement Not Obtained): XXXX  Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the XXXX  XXXX-42 endorsement or the XXXX-42.1 endorsement. (The loan is a XXXX  Section 50 (a)(6) home equity loan.)
[2] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): XXXX  Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XXXX: Truth In Lending Act:  Final TIL APR of XXXX is underdisclosed from calculated APR of 14.362XXXX outside of XXXX tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of XXXX does not correspond with the loan amount, loan term, and interest rate on the loan.	State Compliance - (XXXX50(a)(6)) XXXX Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Mortgage loan can be foreclosed upon by means other than a court order): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Points and Fees Exceeds XXXX of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain XXXX  50(a)(6) exceptions at closing.)

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XXXX: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			State - XXXX	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	Purchase	3	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX  used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																				[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Flood Certificate not provided	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX .	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. [2] State Compliance - XXXX Home Loan (No Tangible Net Benefit): Unable to test tangible net benefit due to missing information. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXXin the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Fees are under disclosed XXXX and fees match the HUD. Itemization provided, but does not itemize PPFCs. Lump sum PPFC in Itemization is XXXX. Total PPFCs per calculation is XXXX.	State Compliance - XXXX Home Loan (No Tangible Net Benefit): Assignee Liability: The Act provides that the making of a consumer home loan or a high cost home loan that violates the home loan or high cost provisions is a violation of the law and the borrower has a right in action, other than a class action, to recover from the lender or party charged with the violation. It appears that assignees and purchasers would be subject to this liability. Damages can include actual damages, and a penalty of not less than XXXX and not more than XXXX for each loan transaction. Class actions are prohibited. A court may refuse to enforce an agreement that violates the Act. Costs and attorney fees may also be awarded.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX .
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] State Compliance - (XXXX50(a)(6)) XXXX Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): XXXX Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.
																				[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			State Compliance - (XXXX50(a)(6)) XXXX Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			State - XXXX	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Flood Certificate not provided	2	[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment) [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX .	Federal Compliance - Disparity in Occupancy: Intended occupancy on the initial application is primary. Compliance testing completed using occupancy of Primary with no high cost impact.					-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX .						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
																				[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Flood Certificate not provided	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 1203) Without Cure: RESPA (2010): XXXX tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

																							Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of XXXX does not match Calculated P&I of XXXX	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of XXXX does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																							Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Closing / Title - Security Instrument is not signed by borrower(s).							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Underdisclosure is due to the lender's TIL itemization did not disclose a XXXX Discharge Tracking Fee as a prepaid finance charge.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of XXXX per the approval, however the lowest index value available in the lookback period is XXXX.	REVIEWER - GENERAL COMMENT (XXXX): Exception Detail Updated from: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Flood Certificate not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: Unable to determine compliance of Notice of Special Flood Hazard Disclosure due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1073/465 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: XXXX PUD Attached							2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Closing instructions indicate the Index used was XXXX. The closest Index available in our look-back period is XXXX.		Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL indicates the index used was XXXX. The closest index available in our look-back period is XXXX.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.							2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a settlement fee of XXXX and a recording service fee of XXXX as prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Refinance Cash-out - Other		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] State Compliance - XXXX Tangible Net Benefit Test: XXXX Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): XXXX  Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: XXXX  Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																							State Compliance - XXXX Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum prepay allowed is 6 months interest calculated on XXXX of the original balance (XXXX). Loan contracts for maximum calculated prepay of XXXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type. Prepay language states prepay will not exceed maximum permitted by applicable law.
																				[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																				[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] State Compliance - XXXX Consumer Mortgage Protection Act (Counseling Agencies List): XXXX Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Underdisclosed due to incorrect MI payment stream on Lender Final TIL		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Streamlined		2		[3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Appears Attorney fee of XXXX, Release Tracking fee of XXXX, Courier fee of XXXX and Wire fee of XXXX were not included in finance charges per TIL itemization.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List): Unable to test counseling agencies list due to missing information.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] General - Refi Purpose reflects Rate/Term and cash out greater than the lesser of XXXX of the loan amount or XXXX.	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Closing / Title - (Doc Error) Security Instrument Error: Notary Date was not provided
[2] State Compliance - XXXX  Home Loan (Complaint Agency Disclosure Not Provided): XXXX  Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Closing / Title - (Doc Error) Security Instrument Error: Notary Date was not provided: Notary Date shown as XXXX, when date should reflect XXXXX. Used XXXX in compliance testing.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

State Compliance - XXXX  Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX .
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX .			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX . [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX .			Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The G-5 or H-8 form was used, the G-7 form should have been used.	State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements: PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment charge for XXXX loan is XXXX - note states XXXX, XXXX, XXXX. Lender is XXXX.		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1		[3] Application / Processing - Missing Document: Missing Final 1003							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): XXXX Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX .	Federal Compliance - TILA HELOC - Credit Agreement Not Signed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX .						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance UTD		2									2	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. [2] Miscellaneous Compliance - (Doc Error) RTC Error: Right to Cancel expiration date is blank. [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.	Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Right to Cancel was missing from the file.		Miscellaneous Compliance - (Doc Error) RTC Error: Right to Cancel expiration date is blank.: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] State Compliance - XXXX Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	State Compliance - Note Error: Note late charge percentage exceeds maximum per state: Late charge not allowed per state (XXXX) - max late charge for XXXX is XXXX - note states XXXX. Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of XXXX does not correspond with the loan amount, loan term, and interest rate on the loan.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX .
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: It appears a lower Index was used at origination than the 1.85XXXX Index available within the look-back period.		Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: XXXX [3] Application / Processing - Missing Valuation:	Appraisal not provided	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List): Unable to test counseling agencies list due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.	State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																							State Compliance - XXXX Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX .						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX .						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] State Compliance - XXXX First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	State Compliance - XXXX First Lien Late Charge Grace Period Testing: No limits on non banking institutions per State of XXXX		Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - XXXX Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): XXXX Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA State Compliance - XXXX Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): The Residential Mortgage Practices Act does not appear to provide for assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1		[3] Application / Processing - Missing Document: Missing Final 1003							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX .			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Document: Other not provided [3] General - One or more of your documents was not signed and dated by the borrower(s).	Missing Borrower and Co-Borrower's Trust Agreement. Missing Co-Borrower's, XXXX, signature on Security Instrument.	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX .
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																				[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing		Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or initialed by borrower so cannot confirm that borrower received.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Construction-Permanent		1		[3] General - Missing Document: Construction Loan Addendum / Allonge not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Insurance Documentation - Missing Document: Flood Insurance Policy not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause	3	[3] State Compliance - (XXXX50(a)(6)) XXXX Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): XXXX Constitution Section 50(a)(6): XXXX Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): XXXX  Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): XXXX  Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Itemization of Points and Fees Not Provided): XXXX  Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing.
[3] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan (AFMV value and appraisal value not provided): XXXX  Constitution Section 50(a)(6): Unable to determine compliance with XXXX CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.
[3] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Rescission Period): XXXX  Constitution Section 50(a)(6): Notice of Right to Rescind Not Provided
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): XXXX  Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.
[2] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): XXXX  Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.
[2] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): XXXX  Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - (XXXX50(a)(6)) XXXX Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			State - XXXX	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date ofXXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX .			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] State Compliance - XXXX  Late Charge Grace Period Testing: XXXX  Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX.
																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Missing Document - FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided	2	[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] State Compliance - XXXX  Late Charge Grace Period Testing: XXXX  Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] State Compliance - XXXX  Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX .
																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX  Late Charge Percent Testing: XXXX  Late Charge: Note late charge percent of XXXX exceeds the state maximum of XXXX.
[2] State Compliance - XXXX  Prepayment Penalty: XXXX  Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than XXXX is 12 months.  Loan with an interest rate of XXXX contracts for a prepay term of 36 months, which exceeds max allowable.
[2] State Compliance - (State HPML Provision) XXXX  Subprime Loan (Ability to Repay not Verified): XXXX  Subprime Loan:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - (State HPML Disclosure) XXXX  Subprime Loan (Counseling Disclosure Not Provided): XXXX  Subprime Loan: Counseling Disclosure not provided to borrower.
[2] State Compliance - (State HPML Disclosure) XXXX  Subprime Loan (Subprime Legend Not on Mortgage): XXXX  Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law.
[2] State Compliance - XXXX  Subprime Home Loan Threshold Fixed Non-Compliant: XXXX  Subprime Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of Prime Mortgage Market Rate XXXX + XXXX, or XXXX.  Non-Compliant SubPrime Loan.
[2] State Compliance - (State HPML Provision) XXXX  Subprime Loan (Impermissible Prepayment Penalty): XXXX  Subprime Loan: Mortgage loan contains an impermissible prepayment penalty.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Fees are under disclosed XXXX and fees match the HUD. Unable to verify the reason for the under disclosure due to missing Itemization.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - (State HPML Disclosure) XXXX  Subprime Loan (Counseling Disclosure Not Provided): Assignee Liability:  A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure.  Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

State Compliance - (State HPML Disclosure) XXXX  Subprime Loan (Subprime Legend Not on Mortgage): Assignee Liability:  A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure.  Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

State Compliance - XXXX  Subprime Home Loan Threshold Fixed Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

State Compliance - (State HPML Provision) XXXX  Subprime Loan (Impermissible Prepayment Penalty): Assignee Liability:  A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure.  Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose Assignment Fee of XXXX or Escrow Service Fee of XXXX as Prepaid Finance Charges.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	3	[3] State Compliance - (XXXX50(a)(6)) XXXX Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): XXXX Constitution Section 50(a)(6): XXXX Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): XXXX  Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Points and Fees Exceeds XXXX  of Original Principal Balance): XXXX  Constitution Section 50(a)(6): Points and fees on subject loan of 8.1563XXXX is in excess of the allowable maximum of XXXX  of the Original Principal Loan Amount.  Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or XXXX.)
[2] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan (XXXX Endorsement Not Obtained): XXXX  Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the XXXX XXXX endorsement or the XXXX endorsement. (The loan is a XXXX  Section 50 (a)(6) home equity loan.)
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose XXXX Settlement Fee, XXXX Tax Cert Fee, or XXXX Title courier Fee as prepaid Finance Charges.	State Compliance - (XXXX50(a)(6)) XXXX Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Points and Fees Exceeds XXXX  of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain XXXX  50(a)(6) exceptions at closing.)

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			State - XXXX	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Insurance Documentation - Flood Insurance Error: Insurance premium was not provided. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Insurance Documentation - Missing Document: Flood Insurance Policy not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX  used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.
[2] Federal Compliance - Flood Insurance Policy Missing: The subject property is in a flood zone, evidence of flood insurance was not provided/obtained. Failure to obtain and disclose required insurance may result in additional federal and/or state compliance violations.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Flood Certificate not provided							2	[2] State Compliance - XXXX First Lien Late Charge Grace Period Testing: XXXX Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. [2] State Compliance - XXXX Prepayment Penalty Banking Code: XXXX Prepayment Penalty: A prepayment penalty is not permissible on a loan made by a XXXX -chartered bank or bank and trust company.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Missing Document - FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided	2	[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): XXXX Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): XXXX Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1		[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Missing Document - FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XXXX is underdisclosed from calculated APR of XXXX  outside of XXXX tolerance.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to payment stream variance. Lender TIL disclosed a range of payments for 60 months followed by dropped down MI rate for 11 months. Actual TIL reflects annual decrease in MI for life of loan.		Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Missing Document - FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] General - FHA - Informed Consumer Choice Disclosure was not signed by borrower.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[3] Government Documentation - Missing Document: HUD/VA 92900-A not provided							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Missing Document - FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)	2	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Verified. Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure, due to missing itemization of amount financed.		Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Missing Document - FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Missing Document - FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Streamlined	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - XXXX  Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: XXXX  Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] State Compliance - XXXX  Mortgage Lender and Broker Regulation (Ability to Repay not Verified): XXXX  Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose XXXX UW Fee, XXXX Wire Fee & XXXX Settlement Fee as prepaid finance charges.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - XXXX  Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of XXXX. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the XXXX  unfair and deceptive acts and practices statute.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent of XXXX exceeds the state maximum of XXXX . [2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum calculated prepay of XXXX exceeds the state maximum of 3 months interest (XXXX). [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure, due to missing itemization of amount financed.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine fees under disclosure due to missing Itemization of amount financed. TIL Payment Stream disclosed 108 monthly payments with PMI of XXXX and Actual Calculated Payment Stream reflects 113 monthly payments.		Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Flood Certificate not provided							2	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Insurance Documentation - Missing Document: Flood Insurance Policy not provided	2	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date ofXXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX  Late Charge Percent Testing: XXXX  Late Charge: Note late charge percent of XXXX exceeds the state maximum of XXXX.
[2] State Compliance - XXXX  Prepayment Penalty: XXXX  Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than XXXX is 12 months.  Loan with an interest rate of XXXX contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of XXXX )
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA (2010) - XXXX Tolerance Without Cure: RESPA (2010): XXXX tolerance violation without evidence of sufficient cure provided. [2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 1203) Without Cure: RESPA (2010): XXXX tolerance violation for 1203 fee without evidence of sufficient cure provided.			Federal Compliance - RESPA (2010) - XXXX Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): XXXX Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX  Prepayment Penalty: XXXX  Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than XXXX is 12 months.  Loan with an interest rate of XXXX contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] State Compliance - (State HPML Disclosure) XXXX  Subprime Loan (Broker Notice Not Provided): XXXX  Subprime Loan: Broker did not provide disclosure at time of application stating the exact amount and methodology of total compensation that broker will receive.
[2] State Compliance - (State HPML Disclosure) XXXX  Subprime Loan (Counseling Disclosure Not Provided): XXXX  Subprime Loan: Counseling Disclosure not provided to borrower.
[2] State Compliance - (State HPML Disclosure) XXXX  Subprime Loan (Subprime Legend Not on Mortgage): XXXX  Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law.
[2] State Compliance - XXXX  Subprime Home Loan Threshold Fixed Non-Compliant: XXXX  Subprime Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of Prime Mortgage Market Rate XXXX + XXXX, or XXXX.  Non-Compliant SubPrime Loan.
[2] State Compliance - (State HPML Provision) XXXX  Subprime Loan (Impermissible Prepayment Penalty): XXXX  Subprime Loan: Mortgage loan contains an impermissible prepayment penalty.
[2] State Compliance - (State HPML Disclosure) XXXX  Subprime Loan (Notice of Taxes and Insurance Not Provided): XXXX  Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - (State HPML Disclosure) XXXX  Subprime Loan (Counseling Disclosure Not Provided): Assignee Liability:  A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure.  Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

State Compliance - (State HPML Disclosure) XXXX  Subprime Loan (Subprime Legend Not on Mortgage): Assignee Liability:  A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure.  Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

State Compliance - XXXX  Subprime Home Loan Threshold Fixed Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

State Compliance - (State HPML Provision) XXXX  Subprime Loan (Impermissible Prepayment Penalty): Assignee Liability:  A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure.  Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

State Compliance - (State HPML Disclosure) XXXX  Subprime Loan (Notice of Taxes and Insurance Not Provided): Assignee Liability:  A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure.  Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: XXXX							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date ofXXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Compliant Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to lender HUD reflects the Settlement fee as XXXX-Break down on the Itemization does not match the total fee.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
																				[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - XXXX Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: XXXX Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	State Compliance - XXXX Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of XXXX. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the XXXX unfair and deceptive acts and practices statute.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of XXXX )
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		2		[3] Insurance Documentation - Missing Document: Flood Insurance Policy not provided							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an assignment recording fee of XXXX and an attorney closing fee of XXXX as prepaid finance charges. TIL itemization disclosed a Doc Pre fee of XXXX that is not reflected as a prepaid finance charge on the hud.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																				[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] State Compliance - XXXX Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: XXXX Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.			State Compliance - XXXX Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of XXXX. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the XXXX unfair and deceptive acts and practices statute.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXXis underdisclosed from calculated Finance Charge of XXXXin the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose XXXX Courier Fee as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Compliant Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Insurance Eligibility - MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD.	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Compliant Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Credit Documentation - Missing Document: Subordination Agreement not provided							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		3									3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
																				[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - XXXX Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: XXXX Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXXwhich is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	State Compliance - XXXX Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of XXXX. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the XXXX unfair and deceptive acts and practices statute.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																				[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Disclosure provided at closingXXXX		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																				[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

																							Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Flood Certificate not provided	2	[2] State Compliance - XXXX CHL Complaint Agency Disclosure Timing Test: XXXX Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure, due to missing itemization of amount financed.	State Compliance - XXXX CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of XXXX )
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - (XXXX50(a)(6)) XXXX Cash-out Loan (Points and Fees Exceeds XXXX of Original Principal Balance): XXXX Constitution Section 50(a)(6): Points and fees on subject loan of XXXX is in excess of the allowable maximum of XXXX of the Original Principal Loan Amount. Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or XXXX.)
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): XXXX  Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan (T-42 Endorsement Not Obtained): XXXX  Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the XXXX Endorsement, there is no evidence the Title Policy includes the XXXX  XXXX endorsement. (The loan is a XXXX  Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): XXXX  Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.
[2] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): XXXX  Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.
[2] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): XXXX  Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.
[2] State Compliance - XXXX  Home Loan Counseling Agencies List Not Provided: XXXX  Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.
[2] State Compliance - XXXX  Home Loan Counseling Disclosure Not Provided: XXXX  Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.
[2] State Compliance - XXXX  Home Loan (Mortgage Information Resource List not Provided): XXXX  Home Loan: Borrower did not receive list of other resources where mortgage information can be found.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure, due to missing itemization of amount financed.	State Compliance - (XXXX50(a)(6)) XXXX Cash-out Loan (Points and Fees Exceeds XXXX of Original Principal Balance): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain XXXX  50(a)(6) exceptions at closing.)

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - XXXX  Home Loan Counseling Agencies List Not Provided: It is unclear whether an assignee of either a XXXX  home loan or a high-cost home loan would be exposed to administrative and civil liability.

State Compliance - XXXX  Home Loan Counseling Disclosure Not Provided: It is unclear whether an assignee of either a XXXX  home loan or a high-cost home loan would be exposed to administrative and civil liability.

State Compliance - XXXX  Home Loan (Mortgage Information Resource List not Provided): It is unclear whether an assignee of either a XXXX  home loan or a high-cost home loan would be exposed to administrative and civil liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			State - XXXX	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Flood Certificate not provided	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] State Compliance - XXXX Prepayment Penalty Test: XXXX Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Insurance Documentation - Flood Insurance Error: Insurance premium was not provided. [3] Insurance Documentation - Missing Document: Flood Insurance Policy not provided	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - Flood Insurance Policy Missing: The subject property is in a flood zone, evidence of flood insurance was not provided/obtained. Failure to obtain and disclose required insurance may result in additional federal and/or state compliance violations.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] State Compliance - XXXX Alternate Prepayment Penalty SMLA Testing: XXXX Prepayment Penalty: Loan prepay term of 60 months exceeds state maximum of 36 months. (applies only to Second Mortgage Loan Act registrants) Prepay language states prepay will not exceed maximum permitted by applicable law.]	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Issued on XXXX per document in file.		Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): XXXX Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							State Compliance - XXXX Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Assignee liability is unclear. Purchasers and assignees of XXXX mortgage loans would not appear to be liable for violations of the Act. However, effective XXXX, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX Residential Mortgage Originator and Servicer Licensing Act - Financed Points and Fees Exceeds XXXX Threshold: XXXX Residential Originator and Servicer Licensing Act: Financed Fees on subject loan in excess of XXXX of Total Loan Amount.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							State Compliance - XXXX Residential Mortgage Originator and Servicer Licensing Act - Financed Points and Fees Exceeds XXXX Threshold: Assignee liability is unclear. Purchasers and assignees of XXXX mortgage loans would not appear to be liable for violations of the Act. However, effective XXXX, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum calculated prepay of XXXX exceeds the state maximum for owner-occupied properties of XXXX of the prepaid balance XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1		[3] Application / Processing - Missing Document: Missing Final 1003							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX  Late Charge Percent Testing: XXXX  Late Charge: Note late charge percent of XXXX exceeds the state maximum of XXXX.
[2] State Compliance - XXXX  Prepayment Penalty: XXXX  Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than XXXX is 12 months.  Loan with an interest rate of 10.1902XXXX contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of XXXX )
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] State Compliance - XXXXPrepayment Penalty: XXXXPrepayment Penalty: Maximum prepay allowed per state is 60 days interest calculated on XXXX of the original loan amount (XXXX). Loan contracts for maximum calculated prepay of XXXX, which exceeds max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX  Home Loan (Complaint Agency Disclosure Not Provided): XXXX  Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] State Compliance - XXXX Home Loan (No Tangible Net Benefit): XXXX Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.	State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																							State Compliance - XXXX Home Loan (No Tangible Net Benefit): Assignee Liability: The Act provides that the making of a consumer home loan or a high cost home loan that violates the home loan or high cost provisions is a violation of the law and the borrower has a right in action, other than a class action, to recover from the lender or party charged with the violation. It appears that assignees and purchasers would be subject to this liability. Damages can include actual damages, and a penalty of not less than XXXX and not more than XXXX for each loan transaction. Class actions are prohibited. A court may refuse to enforce an agreement that violates the Act. Costs and attorney fees may also be awarded.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXXin the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXXwhich is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of XXXX )
																				[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Insurance Documentation - Missing Document: Flood Insurance Policy not provided	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: A prepayment penalty is not permitted per state law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXXwhich is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX .			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Home Improvement		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date ofXXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] State Compliance - XXXX Prepayment Penalty Test: XXXX Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of XXXX )
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount ofXXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a Title Pick Up fee ofXXXX as a prepaid finance charge.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Flood Certificate not provided	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty (XXXX Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than XXXX. Loan contracts for an interest rate of XXXX.  Prepay language states prepay will not exceed maximum permitted by applicable law.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date ofXXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] State Compliance - XXXX  Home Loan (Complaint Agency Disclosure Not Provided): XXXX  Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - XXXX  Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on XXXX of the original balance (XXXX).  Loan contracts for maximum calculated prepay of XXXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum calculated prepay of XXXX exceeds the state maximum of XXXX of the original balance (XXXX). Prepay language states prepay will not exceed maximum permitted by applicable law.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed onXXXX, prior to three (3) business days from transaction date of XXXX.	REVIEWER - GENERAL COMMENT (XXXX): HUD-1 received is the same estimated copy provided originally, no changes made.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] State Compliance - XXXX Prepayment Penalty Test: XXXX Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Construction-Permanent	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty (XXXX Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than XXXX. Loan contracts for an interest rate of XXXX .
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[2] Insurance Analysis - Flood Insurance Policy expires within 90 days of the Note Date.: Flood Insurance Policy Expiration Date XXXX; Note Date XXXX							2	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Limited Cash-out GSE	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Compliant Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																				[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.					Yes	TR HUD Deficiency (UAL State)	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Insurance Documentation - Missing Document: Flood Insurance Policy not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed onXXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause, Mortgagors requirement to maintain adequate insurance at the mortgagor's own expense, Holder's right to foreclose, Homestead Exemption Waiver	File does not contain either Preliminary or Final Title.	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum prepay allowed is 6 months interest calculated on XXXX of the original balance (XXXX). Loan contracts for maximum calculated prepay ofXXXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type. Prepay language states prepay will not exceed maximum permitted by applicable law.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Prepayment Penalty Test: XXXX  Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Insurance Documentation - Missing Document: Flood Insurance Policy not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX  Late Charge Grace Period Testing: XXXX  Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] State Compliance - XXXX  Late Charge Percent Testing: XXXX  Late Charge: Note late charge percent of XXXX exceeds the state maximum of XXXX.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of XXXX )
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																				[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Verified	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): XXXX Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXXis underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Credit Documentation - Missing Document: Credit Report not provided	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): XXXX  Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: XXXX  Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - XXXX Consumer Mortgage Protection Act (Counseling Agencies List): XXXX Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																							State Compliance - XXXX Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance UTD	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Mortgagors requirement to maintain adequate insurance at the mortgagor's own expense, Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXXwhich is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX  First Lien Late Charge Grace Period Testing: XXXX  Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Missing Document - FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] State Compliance - XXXX  Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: XXXX  Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	Closing / Title - Missing Document: HUD-1 Addendum not provided: HUD Page 1 reflects See Addendum(attached)-Payoff.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							State Compliance - XXXX Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of XXXX. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the XXXX unfair and deceptive acts and practices statute.		Tested	TR Tested	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Flood Certificate not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: UTD due to IAF is missing.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of XXXX per the approval, however the lowest index value available in the look back period is XXXX	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - XXXX  Prepayment Penalty Test: XXXX  Prepayment Penalty: Maximum calculated prepay of XXXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance (XXXX).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Flood Certificate not provided	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] State Compliance - XXXX  Prepayment Penalty: XXXX  Prepayment Penalty: Maximum calculated prepay of XXXX exceeds the state maximum for first lien loans of XXXX of the prepaid balance (XXXX).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XXXX is overdisclosed from calculated APR of XXXX outside of XXXX tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] State Compliance - XXXX First Lien Late Charge Grace Period Testing: XXXX Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. [2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver							2	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): XXXX Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: XXXX  Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
																				[2] State Compliance - XXXX Consumer Mortgage Protection Act (Counseling Agencies List): XXXX Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.			State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting. State Compliance - XXXX Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 4 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Insurance Documentation - Flood Insurance Error: Insurance premium was not provided. [3] Insurance Documentation - Missing Document: Flood Insurance Policy not provided [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Holder's right to foreclose, Homestead Exemption Waiver	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
[2] Federal Compliance - Flood Insurance Policy Missing: The subject property is in a flood zone, evidence of flood insurance was not provided/obtained. Failure to obtain and disclose required insurance may result in additional federal and/or state compliance violations.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] State Compliance - XXXXPrepayment Penalty ARM Test: XXXXPrepayment Penalty: Adjustable rate loan containing prepayment penalty did not provide disclosure stating that there are also loans available without prepayment penalties.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - XXXX Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File): XXXX Home Loan: Borrower did not acknowledge receipt of document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. [2] State Compliance - XXXX CHL Complaint Agency Disclosure Timing Test: XXXX Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	State Compliance - XXXX Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																							State Compliance - XXXX CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Flood Certificate not provided	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXXwhich is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Compliant Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXXwhich is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum calculated prepay of XXXX exceeds the state maximum of XXXX of the original balance (XXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Property is in flood zone A7.		Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		2									2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: Pg 1 of final 1003 indicates occupancy is investment however, pg 3 states borrower intends to occupy subject as a primary residence.					-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX  Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): XXXX  Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
																				[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum calculated prepay of XXXX exceeds the state maximum for owner-occupied properties of XXXX of the prepaid balance XXXX. Prepay language states prepay will not exceed maximum permitted by applicable law.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA State Compliance - XXXX Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): The secondary market purchase of a loan does not trigger coverage of the statute.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Max prepay term allowed on an adjustable rate loan greater than XXXX is 12 months. Loan contracts for prepay term of 36 months, which exceeds max allowable.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: No prepayment penalties are permissible in the state of XXXX. Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of underdisclosure due to missing Itemization of Amount Financed.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX  Prepayment Penalty: XXXX  Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than XXXX is 12 months.  Loan with an interest rate of XXXXcontracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] State Compliance - XXXX  Late Charge Percent Testing: XXXX  Late Charge: Note late charge percent of XXXX exceeds the state maximum of XXXX.
																				[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum calculated prepay of XXXX exceeds the state maximum for owner-occupied properties of XXXX of the prepaid balance XXXX. Prepay language states prepay will not exceed maximum permitted by applicable law.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is payment stream related due to index; unable to determine index used by lender.		Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 0 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXXwhich is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Mortgagors requirement to maintain adequate insurance at the mortgagor's own expense, Holder's right to foreclose, Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] State Compliance - XXXX  First Lien Late Charge Grace Period Testing: XXXX  Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of XXXX )
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause, Mortgagors requirement to maintain adequate insurance at the mortgagor's own expense, Holder's right to foreclose, Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date ofXXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed onXXXX, prior to three (3) business days from transaction date ofXXXX.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty:  No prepayment penalties are permissible in the state of XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - ARM Disclosure Compliant Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXXwhich is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Flood Certificate not provided	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date ofXXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent of XXXX exceeds the state maximum of XXXX. [2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty (XXXX Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than XXXX. Loan contracts for an interest rate of XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Compliant Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): XXXX Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] State Compliance - XXXX  Prepayment Penalty Test: XXXX  Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1		[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause, Mortgagors requirement to maintain adequate insurance at the mortgagor's own expense, Holder's right to foreclose, Homestead Exemption Waiver							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date ofXXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Insurance Documentation - Flood Insurance Error: Insurance premium was not provided. [3] Insurance Documentation - Missing Document: Flood Insurance Policy not provided	2	[2] Federal Compliance - Flood Insurance Policy Missing: The subject property is in a flood zone, evidence of flood insurance was not provided/obtained. Failure to obtain and disclose required insurance may result in additional federal and/or state compliance violations.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan (XXXX Endorsement Not Obtained): XXXX  Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the XXXX  XXXX .1 endorsement. (The loan is a XXXX  Section 50 (a)(6) home equity loan.)
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA State Compliance - (XXXX50(a)(6)) XXXX Cash-out Loan (XXXX Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain XXXX 50(a)(6) exceptions at closing.) Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount ofXXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization under disclosed the application fee by XXXX.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Flood Certificate not provided	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXXwhich is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of Amount Financed did not include the XXXX Courier fee or the XXXX Release Tracking fee in the Prepaid Finance Charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Insurance Documentation - Flood Insurance Error: Insurance premium was not provided. [3] Insurance Documentation - Missing Document: Flood Insurance Policy not provided	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
[2] Federal Compliance - Flood Insurance Policy Missing: The subject property is in a flood zone, evidence of flood insurance was not provided/obtained. Failure to obtain and disclose required insurance may result in additional federal and/or state compliance violations.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXXin the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The closest Index available in our look-back period isXXXX. Unable to determine index used at closing	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date ofXXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of XXXX )
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure appears to be due to final TIL payment stream not including monthly MI payment		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Home Improvement	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on XXXX of the original balance (XXXX).  Loan contracts for maximum calculated prepay of XXXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: The HUD in file indicates the document includes Pre-Audit figures which are subject to change. Missing final signed/stamped HUD.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty (XXXX Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than XXXX. Loan contracts for an interest rate of XXXX . Prepay language states prepay will not exceed maximum permitted by applicable law. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase		2									2	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Notice provided at closing		Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Rate/Term		1		[3] Application / Processing - Missing Document: Missing Final 1003							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - XXXX Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): XXXX Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - XXXX Consumer Sales Practices Act (Ability to Repay not Verified): XXXX Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
[2] State Compliance - XXXX Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): XXXX Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX .	State Compliance - XXXX Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[3] Appraisal Documentation - Missing Document: Appraisal not provided							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Construction-Permanent		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Rate/Term	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																				[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX .			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing detailed itemization of amount financed.		Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): XXXX Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: XXXX  Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclosed Loan Discount fee of XXXX as a Prepaid Finance Charge.	State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX .	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine due to missing Itemization of Amount Financed		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXXwhich is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of XXXX )						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Appraisal Documentation - Missing Document: Appraisal not provided	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

																							Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Rate/Term		2		[3] Appraisal Documentation - Missing Document: Appraisal not provided							2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.	Federal Compliance - RESPA - Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.

																							Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.

																							Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] State Compliance - XXXX CSPA Tangible Net Benefit Test: XXXX Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
																				[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 802) Without Cure: RESPA (2010): XXXX tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 803) Without Cure: RESPA (2010): XXXX tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
[2] State Compliance - XXXX  Home Loan (Complaint Agency Disclosure Not Provided): XXXX  Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

State Compliance - XXXX  Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																							Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>							2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 802) Without Cure: RESPA (2010): XXXX tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 1203) Without Cure: RESPA (2010): XXXX tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 803) Without Cure: RESPA (2010): XXXX tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 1203) Without Cure: RESPA (2010): XXXX tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): XXXX  Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: XXXX  Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 802) Without Cure: RESPA (2010): XXXX tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 803) Without Cure: RESPA (2010): XXXX tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 802) Without Cure: RESPA (2010): XXXX tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 1203) Without Cure: RESPA (2010): XXXX tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 803) Without Cure: RESPA (2010): XXXX tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.

																							Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 802) Without Cure: RESPA (2010): XXXX tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 1203) Without Cure: RESPA (2010): XXXX tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 803) Without Cure: RESPA (2010): XXXX tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.

																							Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 802) Without Cure: RESPA (2010): XXXX tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 1203) Without Cure: RESPA (2010): XXXX tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 803) Without Cure: RESPA (2010): XXXX tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.

																							Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.

																							Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] State Compliance - XXXX Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): XXXX Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - XXXX  Ability to Repay Not Verified: XXXX  SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX .
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	State Compliance - XXXX Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - XXXX  Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																							Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Limited Cash-out GSE	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - XXXX  Counseling Disclosure Not In File: XXXX  HB1399 - No evidence of counseling disclosure per XXXX  HB 1399.
[2] State Compliance - XXXX  Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): XXXX  Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - XXXX  Ability to Repay Not Verified: XXXX  SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 1203) Without Cure: RESPA (2010): XXXX tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - XXXX  Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - XXXX  Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - XXXX  Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 802) Without Cure: RESPA (2010): XXXX tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 1203) Without Cure: RESPA (2010): XXXX tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 803) Without Cure: RESPA (2010): XXXX tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization did not disclose the email fee of XXXX, flood cert fee of XXXX, tax service fee of XXXX and courier fee of XXXX as prepaid finance charges		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] State Compliance - XXXX Home Loan (Ability to Repay not Verified): XXXX Home Loan: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.			State Compliance - XXXX Home Loan (Ability to Repay not Verified): Assignees and purchasers would qualify as “lenders” subject to the Act. Damages consist of three times the borrower’s actual damages, plus costs and reasonable attorney’s fees. In addition, borrower has a defense against the unpaid obligation of the home loan to the extent of any amount awarded by a court pursuant to the treble damages provision, and a court may cure default and cancel any pending foreclosure sale. However, the Act contains unique assignee protections, effectively allowing a blameless assignee to force the person from whom the loan was acquired to repurchase the loan and pay costs and damages costs if the lender did not originate the home loan or willfully engage in any unfair lending practice in connection with the home loan.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of XXXX )
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Rate/Term		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Rate/Term		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX Which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to lender Itemization did not includeXXXX signing fee, XXXX Flood cert, XXXX Settlement fee or XXXX Tax service fee as prepaid finance charges.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX  used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXXwhich is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	Purchase	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date ofXXXX  used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																				[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of XXXX )
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date ofXXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent of XXXX exceeds the state maximum of XXXX .
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed onXXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX Consumer Sales Practices Act (Closing Disclosure Not Provided): XXXX Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	State Compliance - XXXX Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - XXXX Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): XXXX Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: XXXX  Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - XXXX Consumer Mortgage Protection Act (Counseling Agencies List): XXXX Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.	State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																							State Compliance - XXXX Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XXXX  used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): XXXX  Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: XXXX  Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.							2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] State Compliance - XXXX Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: XXXX Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							State Compliance - XXXX Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of XXXX. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the XXXX unfair and deceptive acts and practices statute.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX  used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): XXXX Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 0 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed or dated by borrower	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum calculated prepay of XXXX exceeds the state maximum for owner-occupied properties of XXXX of the prepaid balance XXXX.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): XXXX Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: XXXX  Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - XXXX Consumer Mortgage Protection Act (Counseling Agencies List): XXXX Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.	State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																							State Compliance - XXXX Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] State Compliance - XXXX  Home Loan (Complaint Agency Disclosure Not Provided): XXXX  Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

State Compliance - XXXX  Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Credit Documentation - Missing Document: Credit Report not provided	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX  used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Flood Cert Fee of XXXX and a Courier Fee of XXXX as prepaid finance charges.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Fees are under disclosed XXXX and fees match the HUD. Itemization not provided. Unable to verify the reason for the under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The under disclosure is due to the TIL Payment Stream reflecting a declining MI. The MI Cert shows a Step Level MI, with the rate staying the same for the first 120 months.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure appears to be payment stream related, due to MI calculation.  The final TIL indicated 47 months, while the audit indicated 96 months of MI.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - XXXX  Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: XXXX  Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							State Compliance - XXXX Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of XXXX. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the XXXX unfair and deceptive acts and practices statute.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Compliant Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX  used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of XXXX )						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX  used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause, Mortgagors requirement to maintain adequate insurance at the mortgagor's own expense, Holder's right to foreclose, Homestead Exemption Waiver	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The itemization of amount financed did not include the attorney fee of XXXX as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX  used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX  used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXXwhich is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX  used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX prior to three (3) business days from transaction date of XXXX			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX
																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date ofXXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing wasXXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to Pick-A-Payment Neg Am Note where approval shows Index used as XXXX while lowest Index within look-back period is XXXX.		Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Approval indicates the Index used was XXXX. The closest Index available in our lookback period is XXXX	SELLER - GENERAL COMMENT (XXXX): Unable to procure.
REVIEWER - GENERAL COMMENT (XXXX): No additional documentation provided, exception remains valid
SELLER - GENERAL COMMENT (XXXX): See attached documents showing that the borrower was sent a handbook on adjustable rate mortgages, also attached the Variable rate disclosures.  Application date XXXX, disclosure date XXXX.
REVIEWER - GENERAL COMMENT (XXXX): AMC does not normally determine application date based on dates listed on loan approvals. If client wishes for loan to be re-tested based on the date of this document for CHARM booklet / ARM disclosure timing purposes, please provide written request.
SELLER - GENERAL COMMENT (XXXX): See attached documents showing that the borrower was sent a handbook on adjustable rate mortgages, also attached the Variable rate disclosures.  Application date XXXX, disclosure date XXXX.
REVIEWER - GENERAL COMMENT (XXXX): AMC does not normally determine application date based on dates listed on loan approvals. If client wishes for loan to be re-tested based on the date of this document for CHARM booklet / ARM disclosure timing purposes, please provide written request.
SELLER - GENERAL COMMENT (XXXX): Disagree with investor.  Validating if timing is in compliance between when a credit score is used to when the customer is provided the FACTA Credit Score Disclosure is not a testing attribute of the XXXX Compliance Team.  The creditor (XXXX as lender) provided the FACTA Credit Score Disclosure XXXX based on credit report date of XXXX.
REVIEWER - GENERAL COMMENT (XXXX): The dates referenced by the seller for date of disclosure vs. date credit report was pulled support that the disclosure was not provided within a reasonably practicable time.
SELLER - GENERAL COMMENT (XXXX): See attached borrower application print-out.  For this XXXX Financial transaction, the borrower information was taken and added to the system.  No 1003 was printed.
REVIEWER - GENERAL COMMENT (XXXX): Screen prints provided do not contain an specified application date. No other approved source for the application date has been provided. Unable to clear exception.
SELLER - GENERAL COMMENT (XXXX): Disagree with investor.  Finance charge is understated XXXX and in compliance.  APR is understated XXXX and in compliance.  Investor sheet not provided for comparison.  This is not a testing defect so no corrective action is required.
REVIEWER - GENERAL COMMENT (XXXX): Disagree that finance charge is understated, XXXX response appears to be using the index value of XXXX referenced on the loan approval however based on the closing date, note terms, and lookback period XXXX was the correct index value.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Loan Approval indicates the index used was XXXX. The closest index available in our look-back period is XXXX		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX 5 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing breakdown of prepaid finance charges on itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX .
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Final TIL Finance Charge Under Disclosed: Approval indicate the Index used was XXXX. The lowest Index available within the look-back period is XXXX.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX .
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] State Compliance - XXXX Consumer Sales Practices Act (Ability to Repay not Verified): XXXX Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - XXXX Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): XXXX Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - XXXX Consumer Sales Practices Act (Closing Disclosure Not Provided): XXXX Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 802) Without Cure: RESPA (2010): XXXX tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 803) Without Cure: RESPA (2010): XXXX tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to HUD reflects settlement fee XXXX and itemized reflects XXXX. Also HUD reflects XXXX subordination fee which is not included on itemization	State Compliance - XXXX Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - XXXX Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.			Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] State Compliance - XXXX Counseling Disclosure Not In File: XXXX HB1399 - No evidence of counseling disclosure per XXXX HB 1399.
[2] State Compliance - XXXX  Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): XXXX  Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	State Compliance - XXXX Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - XXXX  Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or initialed by borrower so cannot confirm that borrower received.	Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: XXXX
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure, figures on lenders final TIL do not correlate with the terms of the Note and Fees on the HUD.	Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XXXX: Truth In Lending Act:  Final TIL APR of XXXX is underdisclosed from calculated APR of XXXX outside of XXXX tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XXXX: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.	Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - XXXX  Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: XXXX  Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] State Compliance - XXXX  Mortgage Lender and Broker Regulation (Ability to Repay not Verified): XXXX  Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determined under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - XXXX  Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the XXXX  unfair and deceptive acts and practices statute.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX							2	[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 1203) Without Cure: RESPA (2010): XXXX tolerance violation for 1203 fee without evidence of sufficient cure provided.			Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 802) Without Cure: RESPA (2010): XXXX tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 1203) Without Cure: RESPA (2010): XXXX tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 803) Without Cure: RESPA (2010): XXXX tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date, but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Credit Documentation - Missing Document: Credit Report not provided							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		3									3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of Amount Financed did not include XXXX underwriting fee, XXXX closing fee and XXXX recording service fee but did include XXXX lock in fee that was refunded to borrower on HUD-1.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX  used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.		Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not list Settlement Fee of XXXX as a Prepaid Finance Charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX  used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		3		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): XXXX  Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: XXXX  Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXXwhich is 1 months prior to consummation. A lookback was performed to determine this application date.			State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting. State Compliance - XXXX Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: XXXX	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Compliant Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of XXXX )						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] State Compliance - XXXX First Lien Late Charge Percent Testing: XXXX Late Charge: Note late charge percent of XXXX exceeds the state maximum of XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Miscellaneous Compliance - Initial TIL not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of XXXX )						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Credit Documentation - Missing Document: Credit Report not provided	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX  Late Charge Percent Testing: XXXX  Late Charge: Note late charge percent of XXXX exceeds the state maximum of XXXX.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The underdisclosure is due to the variance in Pre-Paid Interest shown on the HUD and Itemization of Amount Financed. The Itemization shows XXXX and the HUD lists XXXX.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
																				[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): XXXX Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		3									3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
																				[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.					Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																							State Compliance - XXXX Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		2		[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	Refinance UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX  used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
																				[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.					No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																				[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.					Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date ofXXXX  which is 0 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization only disclosed origination charges in the amount of XXXX however, final HUD reflects XXXX		Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Credit Documentation - Missing Document: Credit Report not provided							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.		Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date: XXXX							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	Purchase	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																				[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of XXXX )
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): XXXX  Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: XXXX  Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - XXXX Consumer Mortgage Protection Act (Counseling Agencies List): Unable to test counseling agencies list due to missing information.	State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																							State Compliance - XXXX Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): XXXX  Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: XXXX  Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																							State Compliance - XXXX Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase	2	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XXXX is underdisclosed from calculated APR of XXXX outside of XXXX tolerance.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure due to lender utilizing an index value of XXXX per Closing Instructions, however the lowest index value available in the lookback period is XXXX.		Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Credit Documentation - Missing Document: Credit Report not provided	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX  used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX  used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Construction-Permanent	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than XXXX of the prepaid balance.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XXXX: Truth In Lending Act:  Final TIL APR of XXXX is underdisclosed from calculated APR of XXXX outside of XXXX tolerance.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	State Compliance - XXXX Prepayment Penalty: PPP Expired. Prepayment charge not allowed per state (XXXX) - max prepayment charge for (XXXX) is XXXX - note states XXXX. Lender is Ford Consumer Finance Company Inc. Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XXXX: Itemization did not disclose the funding fee of XXXX and settlement fee of XXXX as prepaid finance charges. Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization did not disclose the funding fee of XXXX and settlement fee of XXXX as prepaid finance charges.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XXXX: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																				[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1		[3] Application / Processing - Missing Document: Missing Final 1003							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	UTD UTD	3	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - (Missing Data) Missing Construction Status Data: Construction Status for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Same Lender Refi indicator was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of XXXX  which is 30 days prior to the note date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Unable to test rescission due to missing information.
[2] Federal Compliance - Notice of Right to Cancel Missing: Unable to Test Right To Cancel due to missing information.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1		[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and may not contain standard legal language.							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Application / Processing - Missing Document: Missing Lender's Initial 1003
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Compliance testing was completed using up to a 6 month look back from the Note date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is the consummation date. [2] State Compliance - XXXX Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.		REVIEWER - GENERAL COMMENT (XXXX): It has been more than 6 years since consummation, Statute of Limitations has expired.	State Compliance - XXXX CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is the consummation date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the Settlement or Closing fee of XXXX, the Underwriting Fee of XXXX or the Title Courier Fee of XXXX as prepaid finance charges.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Miscellaneous Compliance - Miscellaneous Compliance:  Evidence of Disbursement Date Not in File. Disbursement date used to perform compliance tests determined based on first payment date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date ofXXXX	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	UTD UTD	3	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Same Lender Refi indicator was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 30 days prior to the note date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Unable to test rescission due to missing information.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - Initial TIL not provided			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																							Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX .  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List Timing): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX	State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																							State Compliance - XXXX Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1		[3] Credit Documentation - Missing Document: Credit Report not provided							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Miscellaneous Compliance - Miscellaneous Compliance:  Evidence of Disbursement Date Not in File. Disbursement date used to perform compliance tests determined based on first payment date.
[2] State Compliance - XXXX Home Loan (Impermissible Prepayment Penalty): XXXX Home Loan: First lien mortgage loan less than XXXX contains an impermissible prepayment penalty.
[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX .
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements: PPP Expired. Prepayment charge not allowed per state (XXXX) - No prepayment charge allowed if the principal amount is less than or equal to XXXX - note states XXXXor the amount prepaid. Lender is Household Realty Corporation.
State Compliance - Note Error: Note late charge percentage exceeds maximum per state: Late charge not allowed per state (XXXX) - max late charge for XXXX is XXXX - note states 1XXXX	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - XXXX Home Loan (Impermissible Prepayment Penalty): Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an assignment fee of XXXX, a courier fee of XXXX, a title pick-up fee of XXXX partially offset by an itemized courier fee of XXXX as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		3		[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver							3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties			Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Miscellaneous Compliance - Miscellaneous Compliance:  Evidence of Disbursement Date Not in File. Disbursement date used to perform compliance tests determined based on first payment date.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX .	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Right to Cancel compliance has been met. Per the dates input to clarity, the projected date of disbursement has been met. Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.		Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX .			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] State Compliance - (XXXX50(a)(6)) XXXX Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): XXXX Constitution Section 50(a)(6): XXXX Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (XXXXX50(a)(6)) XXXX  Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): XXXX  Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): XXXX  Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (XXXX forms not used for closing of home equity loan): XXXX  Constitution Section 50(a)(6):  XXXX forms not used for closing of home equity loan.
[3] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Rescission Period): XXXX  Constitution Section 50(a)(6): Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan (T-42 Endorsement Not Obtained): XXXX  Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the XXXX XXXX endorsement or the XXXX endorsement. (The loan is a XXXX  Section 50 (a)(6) home equity loan.)
[2] State Compliance - (XXXX50(a)(6)) and/or (XXXX50(t))  No Title in the loan file or Title indicates other lien(s) exist: XXXX  Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with XXXX CLTV limitation.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	State Compliance - (XXXX50(a)(6)) XXXX Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (XXXX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (XXXX forms not used for closing of home equity loan): This is a Secondary Market requirement by the GSEs and some investors.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

State Compliance - (XXXX50(a)(6)) XXXX  Cash-out Loan (XXXX Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain XXXX  50(a)(6) exceptions at closing.)

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Tested	State - XXXX	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of underdisclosure due to missing final TIL itemization.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an recording service fee of XXXX as prepaid finance charge;		Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX .
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization dis not disclose a Settlement/Closing Fee in the amount of XXXX, a Service Fee of XXXX, a Title Courier Fee of XXXX,, a Courier Fee of XXXX and an Assignment Recording Fee of XXXX as prepaid finance charges. Additionally, TIL Itemization only disclosed prepaid Interest of XXXX and Final HUD-1 reflects XXXX		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	UTD UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Miscellaneous Compliance - The Loan Purpose cannot be determined based on the documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all applicable compliance testing.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.	Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

																							Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX .						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [1] Closing / Title - Final Title is marked as missing							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XXXX	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - XXXX  Mortgage Lender and Broker Regulation (Ability to Repay not Verified): XXXX  Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																				[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX .
																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Debt Consolidation		2		[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] State Compliance - XXXX Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX Consumer Sales Practices Act (Ability to Repay not Verified): XXXX Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
[2] State Compliance - XXXX Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): XXXX Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	State Compliance - XXXX Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): UTD Loan application date due not able to use Beneficial internal application.	State Compliance - XXXX Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																							Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (Completed Loan Application Not Provided At Least 1 Business Day Prior to Closing): XXXX Constitution Section 50(a)(6): XXXX Cash-out Loan. Borrower was not provided copy of Application 1 day prior to closing.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): XXXX  Constitution Section 50(a)(6):  XXXX  Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Final Loan Application): XXXX  Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (XXXX forms not used for closing of home equity loan): XXXX  Constitution Section 50(a)(6):  XXXX forms not used for closing of home equity loan.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX
[2] State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (T-42 Endorsement Not Obtained): XXXX Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the XXXX T-42.1 endorsement. (The loan is a XXXX Section 50 (a)(6) home equity loan.)	State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (Completed Loan Application Not Provided At Least 1 Business Day Prior to Closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Final Loan Application): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (XXXX forms not used for closing of home equity loan): This is a Secondary Market requirement by the GSEs and some investors.

																							State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain XXXX 50(a)(6) exceptions at closing.)			State - XXXX	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Appraisal Documentation - Missing Document: Appraisal not provided [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver							2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] State Compliance - XXXX  First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	State Compliance - XXXX First Lien Late Charge Grace Period Testing: Late charge grace period not allowed per state (PA) - max late charge grace period for PA is 15 days - note states 10 days		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause, Mortgagors requirement to maintain adequate insurance at the mortgagor's own expense, Holder's right to foreclose, Homestead Exemption Waiver	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Government Documentation - Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents) [3] Government Documentation - Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents)	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] State Compliance - DC Mortgage Disclosure Amendment Act of 2007 (Mortgage Disclosure Not Provided): DC Mortgage Disclosure Amendment Act of 2007:  Mortgage Disclosure not provided to borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  First Change Date on GFE Inaccurate: RESPA (2010): First Change Date on GFE does not match First Change Date on Note.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment on the loan during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is fee and payment stream related. Per the Final TIL Itemization, the Origination Fee has a discrepancy. Per the Final TIL and Note, the first change date is 64 months after first payment date, not 60 months as TIL is calculating.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - DC Mortgage Disclosure Amendment Act of 2007 (Mortgage Disclosure Not Provided): There is no Assignee Liability or validity of loan issues for a violation of the Act.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  First Change Date on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Government Documentation - Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents)
[3] Appraisal Documentation - Missing Document: Appraisal not provided
[3] Credit Documentation - Missing Document: Credit Report not provided
[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided
[3] Government Documentation - Missing Document: HUD/VA 92900-A not provided
[3] Application / Processing - Missing Document: Missing Final 1003
[3] Government Documentation - Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents)	3	[3] Document Error - Missing details of FHA UFMIP (ie. financed vs cash portions). Testing is incomplete.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state	State Compliance - Note Error: Note late charge percentage exceeds maximum per state: XXXX late charge exceeds XXXX maximum per state (TX)"		Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Credit Documentation - Missing Document: Credit Report not provided [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1		[3] Credit Documentation - Missing Document: Credit Report not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX
[2] State Compliance - XXXX  Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	State Compliance - XXXX Late Charge Percent Testing: Late charge of XXXX is greater than the XXXX maximum for the state of XXXX		Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.			Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Home Improvement	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing amortization schedule.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a private ally attorney fee of XXXX as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Debt Consolidation		2		[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - XXXX  Late Charge Grace Period Testing: Note grace period less than minimum per state.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Closing / Title - Note Error: Note grace period days less than minimum per state
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	State Compliance - XXXX Late Charge Grace Period Testing: 7 day grace period is less than 15 day minimum per state (MD). Closing / Title - Note Error: Note grace period days less than minimum per state: 7 day grace period is less than 15 day minimum per state (MD).		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 10.5460XXXX is underdisclosed from calculated APR of 10.8160XXXX  outside of 0.12XXXX tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to index utilized for TIL calculations is lower than available index within look back. Lowest index within look back is 3.6XXXX.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
																				[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - XXXX Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): XXXX Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - XXXX Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): The Residential Mortgage Practices Act does not appear to provide for assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine the reason for the under disclosure due to the itemization of amount financed is missing		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Government Documentation - Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents) [3] Government Documentation - Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents)							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization includes the MIP premium of XXXX and a credit for the MIP refund of XXXX in the prepaid amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Government Documentation - Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents) [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Government Documentation - Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents)							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine the reason for the under disclosure of XXXX as the file did not contain the itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] State Compliance - XXXX First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	State Compliance - XXXX First Lien Late Charge Grace Period Testing: Grace period not allowed per state (PA) – min grace period for PA is 15 days - note states 10 days.		Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - XXXX  Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: XXXX  Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose prepaid interest in the amount of XXXX as a prepaid finance charge.	State Compliance - XXXX Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the XXXX unfair and deceptive acts and practices statute.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase		2									2	[2] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home)	Federal Compliance - Disparity in Occupancy: Discrepancy in Occupancy does not have high cost implications. Testing loan as primary residence does not result in high cost findings.					-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Credit Documentation - Missing Document: Credit Report not provided							2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Compliant: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - XXXX Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): XXXX Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - XXXX Consumer Sales Practices Act (Closing Disclosure Not Provided): XXXX Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - XXXX Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): XXXX Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - XXXX Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - XXXX Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a XXXX Settlement fee in the prepaid finance charges.		Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General - Incomplete Document: TIL Final is incomplete
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.	General - Incomplete Document: TIL Final is incomplete: Final TIL Payment Stream illegible.		Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): XXXX Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents) [2] Government Documentation - FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA - Amendatory Clause (Government Documents) Provided Date: XXXX; Consummation Date: XXXX [2] Government Documentation - FHA - Real Estate Certification was provided at or after closing.: Disclosure: FHA - Real Estate Certification (Government Documents)							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Credit Documentation - Missing Document: Credit Report not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							2	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Government Documentation - FHA - Amendatory Clause is not compliant.: Disclosure: FHA - Amendatory Clause (Government Documents) [3] Government Documentation - FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real Estate Certification (Government Documents) [2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XXXX	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided
[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided
[3] Government Documentation - Missing Document: HUD/VA 92900-A not provided
[2] Government Documentation - FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA - Amendatory Clause (Government Documents) Provided Date: XXXX; Consummation Date: XXXX
[2] Government Documentation - FHA - Real Estate Certification was provided at or after closing.: Disclosure: FHA - Real Estate Certification (Government Documents) Provided Date: XXXX; Consummation Date: XXXX	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  First Change Date on GFE Inaccurate: RESPA (2010): First Change Date on GFE does not match First Change Date on Note.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Truth in Lending Act (MDIA 2011):  The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  First Change Date on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] State Compliance - XXXX Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): XXXX Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. [2] State Compliance - XXXX Consumer Sales Practices Act (Closing Disclosure Not Provided): XXXX Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.	State Compliance - XXXX Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - XXXX Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																							The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Credit Documentation - Missing Document: Credit Report not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX . [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[3] Government Documentation - Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents)							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] State Compliance - XXXX Late Charge Percent Testing: Note late charge exceeds maximum per state. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX	State Compliance - XXXX Late Charge Percent Testing: XXXX late charge exceeds XXXX maximum per state (XXXX).		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 7.1090XXXX is overdisclosed from calculated APR of 5.9759XXXX outside of 0.12XXXX tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the disclosed TIL dropping the monthly MI payment at 86 payments and the audited TIL dropping the monthly MI after 87 payments.		Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Government Documentation - Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents) [2] Government Documentation - FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA - Amendatory Clause (Government Documents) Provided Date: XXXX; Consummation Date: XXXX	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization did not include XXXX Origination fee, XXXX Prepaid interest, and XXXX Closing fee as prepaid finance charges.	Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX .						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX .			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date ofXXXX  used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX .
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX prior to three (3) business days from transaction date ofXXXX	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX  used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX  prior to three (3) business days from transaction date of XXXX
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX . [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date ofXXXX  used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed onXXXX  prior to three (3) business days from transaction date of XXXX
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXXwhich is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - XXXX Consumer Caution and Home Ownership Counseling Notice Not Provided: XXXX Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			State Compliance - XXXX Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver							2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of XXXX per the Commitment Letter, however the lowest Index available in the look-back period is XXXX.		Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing itemization of amount financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not include the XXXX application fee as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - XXXX Home Loan (Late Charge): XXXX Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.XXXX or a grace period less than 15 days.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - XXXX Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of XXXX high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan. Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the XXXX Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The XXXX amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			Late Charge	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): XXXX Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Points and Fees Exceeds XXXX  of Original Principal Balance): XXXX  Constitution Section 50(a)(6): Points and fees on subject loan of 3.4762XXXX is in excess of the allowable maximum of XXXX  of the Original Principal Loan Amount.  Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or XXXX.)
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	REVIEWER - CURED COMMENT (XXXX): Chimera provided copy of letter sent to borrower by XXXX (Servicer) with email confirmation it was sent along with copy of credit to loan balance for XXXX. Exception cured.	State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Points and Fees Exceeds XXXX  of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			State - XXXX	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] State Compliance - XXXX  Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - XXXX Late Charge Percent Testing: XXXX late charge exceeds XXXX maximum per state NY.		Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1		[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] State Compliance - XXXX Home Loan (Late Charge): XXXX Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.XXXX or a grace period less than 15 days.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	State Compliance - Note Error: Note late charge percentage exceeds maximum per state: Late charge not allowed per state (NJ) - max late charge for NJ is XXXX and 15 days - note states XXXX and 10 days	State Compliance - XXXX Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of XXXX high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan. Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the XXXX Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The XXXX amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			Late Charge	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a courier fee of XXXX and a wire fee of XXXX as prepaid finance charge. The closing instructions and Final TIL did not disclose the index used. The lowest index in our lookback period 5.2XXXX was used to calculate the finance charges.		Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: XXXX							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Government Documentation - Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents)
[3] Appraisal Documentation - Missing Document: Appraisal not provided
[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided
[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided
[3] Government Documentation - Missing Document: HUD/VA 92900-A not provided
[3] Application / Processing - Missing Document: Missing Final 1003
[3] Guideline Issue - Non-Borrower-Paid Cash/Credit is missing.
[3] Government Documentation - Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents)	3	[3] Document Error - Missing details of FHA UFMIP (ie. financed vs cash portions). Testing is incomplete.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																				[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XXXXwhich is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.					No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXXwhich is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of XXXX does not correspond with the loan amount, loan term, and interest rate on the loan.		Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Government Documentation - FHA - Amendatory Clause is not compliant.: Disclosure: FHA - Amendatory Clause (Government Documents) [3] Government Documentation - FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real Estate Certification (Government Documents) [2] Government Documentation - FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA - Amendatory Clause (Government Documents) Provided Date: XXXX; Consummation Date: XXXX							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of XXXX does not correspond with the loan amount, term, and interest rate on the loan.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1		[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[3] Government Documentation - FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real Estate Certification (Government Documents) [2] Government Documentation - FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA - Amendatory Clause (Government Documents) Provided Date: XXXX; Consummation Date: XXXX [2] Government Documentation - FHA - Real Estate Certification was provided at or after closing.: Disclosure: FHA - Real Estate Certification (Government Documents) Provided Date: XXXX; Consummation Date: XXXX							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Government Documentation - FHA - Amendatory Clause is not compliant.: Disclosure: FHA - Amendatory Clause (Government Documents) [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Government Documentation - Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents) [2] Government Documentation - FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA - Amendatory Clause (Government Documents) Provided Date: XXXX; Consummation Date: XXXX	2	[2] State Compliance - XXXX Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): XXXX Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR ofXXXX is underdisclosed from calculated APR of XXXX outside of XXXX tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not include any fees except the XXXX MIP fee as a prepaid finance charge.	State Compliance - XXXX Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX .						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Government Documentation - FHA - Amendatory Clause is not compliant.: Disclosure: FHA - Amendatory Clause (Government Documents) [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date ofXXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.	Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.: Disbursement date is XXXX; Final TIL Signature is XXXX.				No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is fee related. Unable to determine under-disclosure due to the Final TIL Itemization is missing from the file.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] State Compliance - XXXX Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): XXXX Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XXXX is overdisclosed from calculated APR of XXXX outside of XXXX tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is fee related. Unable to determine under-disclosure due to the Final TIL Itemization is missing from the file.	State Compliance - XXXX Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: XXXX [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of XXXX does not match Calculated P&I of XXXX [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XXXX: Truth In Lending Act:  Final TIL APR of XXXX% is underdisclosed from calculated APR of XXXX% outside of XXXX tolerance.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XXXX: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing wasXXXX.
																				[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements: PPP expired. IL state law prohibits a PPP on ARM loans with an APR in excess of XXXX.. Subject ARM loan has APR of XXXX .		Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX . [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] State Compliance - XXXX Late Charge Grace Period Testing: Note grace period less than minimum per state. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX	State Compliance - XXXX Late Charge Grace Period Testing: Grace period of 10 days is less than state (MD) limit of 15 days.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Debt Consolidation		2		[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003							2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure, due to missing TIL Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX  prior to three (3) business days from transaction date of XXXX
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX	2	[2] State Compliance - XXXX Mortgage Lender and Broker Regulation (Ability to Repay not Verified): XXXX Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
																				[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: XXXX [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX .
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): XXXX Constitution Section 50(a)(6): XXXX Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (XXXX forms not used for closing of home equity loan): XXXX  Constitution Section 50(a)(6):  XXXX forms not used for closing of home equity loan.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Rescission Period): XXXX  Constitution Section 50(a)(6): Subject loan transaction disbursed on XXXX  prior to three (3) business days from transaction date ofXXXX
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX  used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (T-42 Endorsement Not Obtained): XXXX  Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the XXXX  T-42.1 endorsement. (The loan is a XXXX  Section 50 (a)(6) home equity loan.)
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX , prior to three (3) business days from transaction date of XXXX .
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (XXXX forms not used for closing of home equity loan): This is a Secondary Market requirement by the GSEs and some investors.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain XXXX  50(a)(6) exceptions at closing.)

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			State - NC	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX .
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] State Compliance - XXXX Late Charge Grace Period Testing: Note grace period less than minimum per state. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX	State Compliance - XXXX Late Charge Grace Period Testing: 10 day grace period is less than 15 day minimum per state (MD).					-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Right to Cancel not located in file.		Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] State Compliance - XXXX  First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	State Compliance - XXXX First Lien Late Charge Grace Period Testing: 10 day grace period less than 15 day minimum per state (PA)	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX Home Loan (Arbitration Clause): XXXX Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXXwhich is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							State Compliance - XXXX Home Loan (Arbitration Clause): Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained. The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Construction-Permanent		2		[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX .			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		3									3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX .  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] State Compliance - XXXX First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.	State Compliance - XXXX First Lien Late Charge Grace Period Testing: 10 day grace period less than 15 day minimum per state (PA).					-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003 [3] Government Documentation - Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents)							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 30 days prior to the note date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX% + XXXX, or XXXX. Compliant Higher Priced Loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): XXXX  Constitution Section 50(a)(6):  XXXX  Cash-out Loan Violation.  Borrower was not provided copy of Application 1 day prior to closing.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): (TX50(a)(6)) XXXX  Cash-out Loan Violation (File does not contain an Appraisal or other acceptable evaluation to confirm the Value on the Acknowledgement of Fair Market Value and to verify the CLTV does not exceed XXXX maximum.  Test performed using stated value or other valuation method in file other than appraisal.)
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): XXXX  Constitution Section 50(a)(6):  XXXX  Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Evidence of Guaranty Surety): XXXX  Constitution Section 50(a)(6):  XXXX  Cash-out Loan Violation.   Evidence of guaranty of surety of a TX Home Equity loan in file.
[2] State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (Points and Fees Exceeds XXXX of Original Principal Balance): XXXX Constitution Section 50(a)(6): Points and fees on subject loan of 3.59909% is in excess of the allowable maximum of XXXX of the Original Principal Loan Amount. Points and Fees total XXXX on an Original Principal Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or 0.59909%.)	REVIEWER - CURED COMMENT (2019-01-25): XXXX provided copy of letter sent to borrower indicating they have credited XXXX to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the XXXX. Outside counsel advised this was sufficient to cure this exception.
REVIEWER - CURED COMMENT (2019-01-25): XXXX provided copy of letter sent to borrower indicating they are aware the borrower may not have gotten copies of all closing docs and final application at closing.  XXXX has credited XXXX to the principal balance of their loan and offered to refinance their loan and provided screen shots to evidence the application of the XXXX.  XXXX also signed attestation that they cannot definitively determine that all documents executed by the borrower were contained within the loan files.  Outside counsel advised this was sufficient to cure this exception with the catch all cure.
REVIEWER - CURED COMMENT (2019-01-25): XXXX provided copy of letter sent to borrower acknowledging that their loan is secured only by their homestead and no other real or personal property.  Outside counsel advised this was sufficient to cure the evidence of guaranty located in the file
REVIEWER - GENERAL COMMENT (2019-01-25): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX XXXX points and fees.	Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain XXXX  50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Evidence of Guaranty Surety): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																							State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (Points and Fees Exceeds XXXX of Original Principal Balance): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.			FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing amortization schedule.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Streamlined		1		[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Construction-Permanent		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		2		[1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Rate/Term		2									2	[2] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment) [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided		REVIEWER - GENERAL COMMENT (2021-12-02): Loan does not trigger high cost thresholds or any material EV3-C exceptions when tested as primary.				-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date ofXXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.		Tested	Indeterminable (UAL State)	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the lock/commitment fee of XXXX paid outside of closing as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine the reason for the under disclosure due to missing the itemization		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX. which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] State Compliance - XXXX  Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - XXXX Late Charge Percent Testing: Late charge not allowed per state (XXXX) - max late charge for XXXX is XXXX - note states XXXX	REVIEWER - GENERAL COMMENT (XXXX): Received HUD-1, not signed or stamped. Exception remains. REVIEWER - GENERAL COMMENT (XXXX): Received Initial TIL. Exception remains.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																				[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided					No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a processing fee of XXXX and a service fee of XXXX as prepaid finance charges. TIL itemization over disclosed a lender inspection fee of XXXX as a prepaid finance charge. Also, TIL itemization disclosed a wire fee of XXXX, however the HUD reflects a wire fee of XXXX.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.12XXXX: Truth In Lending Act:  Final TIL APR of 5.5969XXXX is underdisclosed from calculated APR of 5.7331XXXX outside of 0.12XXXX tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing Itemization of Amount Financed	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.12XXXX: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX. which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	REVIEWER - GENERAL COMMENT (XXXX): Received Initial TIL. Exception remains.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine source of under-disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	Indeterminable	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL not signed or dated	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - Title: Evidence of title is missing	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] State Compliance - XXXX  Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Truth in Lending statement in file appears to be final, however is not signed or initialed by borrowers and therefore cannot confirm receipt at closing,
State Compliance - XXXX Late Charge Percent Testing: XXXX maximum late charge for a Conventional mortgage is XXXX, however Note indicates a XXXX fee will be incurred.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization actually has XXXX more than the HUD finance charges. It includes a XXXX Reconveyance fee but does not include a XXXX Tax Cert. The payment streams between the TIL and Actual do not match after the first year of payments. The TIL shows the amount of MI decreasing by more than the actual payment stream.	State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: The FInal TIL funding date matches the Note/HUD disbursement date. However because the document is not signed or dated by the borrrower d it cannot confirmed that the document was provided at closing.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] State Compliance - XXXX Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): XXXX Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	State Compliance - XXXX Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			State - XXXX	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Final TIL not signed or dated	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.		Tested	Indeterminable	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] State Compliance - XXXX Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): XXXX Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.			State Compliance - XXXX Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): The secondary market purchase of a loan does not trigger coverage of the statute.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	Purchase	3	[3] Closing / Title - Title: Evidence of title is missing	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	UTD UTD	3	[3] Miscellaneous Compliance - The Loan Purpose cannot be determined based on the documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all applicable compliance testing. [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] State Compliance - XXXX Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): XXXX Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA State Compliance - XXXX Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): The secondary market purchase of a loan does not trigger coverage of the statute.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - (Missing Data) Last Transaction Date : Last Transaction Date was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] State Compliance - West XXXX Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): West XXXX Residential Mortgage Lender, Broker and Servicer Act: Borrower not charged actual amount for third party fees.			State Compliance - West XXXX Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): Assignee Liability: 31-17-17 provides that any loan made in willful violation of the statute may be declared void by a court of competent jurisdiction. Loans in violation are subject to action by borrower seeking damages, reasonable attorney fees and costs. For originators, knowing violations is grounds for suspension or revocation of license as well as penalties and fines.			Indeterminable	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[2] Insurance Eligibility - The UFMIP and/or Prepaid Monthly MI amounts collected on the HUD-1 do not match the amounts otherwise documented in file.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): XXXX  Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: XXXX  Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXXwhich is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] State Compliance - XXXX Home Loan (Arbitration Clause): XXXX Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.			State Compliance - XXXX Home Loan (Arbitration Clause): Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained. The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1		[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Closing / Title - Title: Evidence of title is missing [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1073/465 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: XXXX Manufactured Housing	Manufactured home on a purchase condominium lot with deeded boat dockage.	REVIEWER - GENERAL COMMENT (XXXX): Received same appraisal	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																				[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Streamlined		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Closing / Title - Title: Evidence of title is missing	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX
[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements: The XXXX first year prepayment penalty does not comply with the XXXX regulation of XXXX maximum. Federal Compliance - Final TIL Finance Charge Under Disclosed: The reason for the under-disclosure is a XXXX fee that is marked as Miscellaneous. There is no corresponding addendum and the itemization does not give a payee.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	State Compliance - Note Error: Note late charge percentage exceeds maximum per state: Late charge per Note XXXX. Maximum per state XXXX.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date ofXXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance UTD		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date ofXXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Closing / Title - Title: Evidence of title is missing							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Miscellaneous Compliance - The Loan Purpose cannot be determined based on the documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all applicable compliance testing. [3] Closing / Title - Title: Evidence of title is missing	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
																				[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing itemization of amount financed.		Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a loan discount fee of XXXX as prepaid finance charge paid by borrower.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	UTD UTD	3	[3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided [3] Closing / Title - Title: Evidence of title is missing	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
[3] Closing / Title - Missing Final HUD-1
																				[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Loan File - (Missing Doc) Incomplete loan images/file: File does not contain any documents from origination.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	TILA SOL Not Expired	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	UTD UTD	3	[3] Miscellaneous Compliance - The Loan Purpose cannot be determined based on the documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all applicable compliance testing. [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Closing / Title - Title: Evidence of title is missing [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance UTD	2	[3] Miscellaneous Compliance - The Loan Purpose cannot be determined based on the documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all applicable compliance testing.	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance UTD	3	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - XXXX  Late Charge Grace Period Testing: Note grace period less than minimum per state.
																				[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	State Compliance - XXXX Late Charge Grace Period Testing: State minimum grace period is 15 days. Note indicates grace period is 10 days.				No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - XXXX  Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: XXXX  Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							State Compliance - XXXX Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the XXXX unfair and deceptive acts and practices statute.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1025/72 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: XXXX Mixed Use							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a title courier fee of XXXX as prepaid finance charge.		Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The itemization of amount financed did not include the closing fee of XXXX and a title courier fee of XXXX as prepaid finance charges.		Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a settlement/closing fee of XXXX as a prepaid finance charge.		Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Closing / Title - (Doc Error) HUD Error: Interest rate on page 3 of the final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a recording services fee of XXXX or a subordination recording fee of XXXX as prepaid finance charges.	Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: Unable to determine if the Good Faith Estimate column on page 3 of the Final HUD-1 is accurate as compared to the most recently disclosed Good Faith Estimate due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	REVIEWER - GENERAL COMMENT (XXXX): used stated for value	Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements: Prepay penalty not allowed in state of XXXX on loans with principal amounts less than XXXX. Subject loan amount is XXXX.					-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the closing protection letter of XXXX as prepaid finance charge. TIL Itemization only disclosed the prepaid interest in the amount of XXXX, however, final HUD reflects XXXX.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an attorney fee of XXXX as prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing amortization schedule.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing amortization schedule.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization and hud Fees match, appears to be payment stream related.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to reconcile DSI interest collection type with balloon payment: Disclosed payment on Note of XXXX does not correspond with the loan amount, loan term, and interest rate on the loan.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 4.9870XXXX is underdisclosed from calculated APR of 5.9736XXXX outside of 0.12XXXX tolerance. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Closing instructions indicate the Index used was 2.18XXXX. The closest Index available in our look-back period is 3.7206XXXX.		Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] State Compliance - XXXX Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: XXXX Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] State Compliance - XXXX  Mortgage Lender and Broker Regulation (Ability to Repay not Verified): XXXX  Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL does not reflect cascading PMI payment	State Compliance - XXXX Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the XXXX unfair and deceptive acts and practices statute.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure The fees on itemization of amount financed do not break down prepaid charges. Under disclosure appears to be fee related ..	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1		[3] Application / Processing - Missing Document: Missing Final 1003							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - XXXX Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): XXXX Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - XXXX Consumer Sales Practices Act (Ability to Repay not Verified): XXXX Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
[2] State Compliance - XXXX Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): XXXX Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing amortization schedule.	State Compliance - XXXX Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Unable to test Bill of Rights disclosure due to missing information.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: XXXX  Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of XXXX does not correspond with the loan amount, loan term, and interest rate on the loan.	State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Miscellaneous Compliance - Alternate source used for application date: Initial GFE date used. Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine the fee under disclosure due to missing the itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXXwhich is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																							State Compliance - XXXX Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX. which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Construction		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Unable to test Bill of Rights disclosure due to missing information.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: Unable to test Consumer Caution notice due to missing information.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List Timing): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date ofXXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	REVIEWER - GENERAL COMMENT (XXXX): application provided with trailing documents is the initial application, not the final.	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.9880XXXX is underdisclosed from calculated APR of 6.2380XXXX outside of XXXX tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Approval indicates the Index used was XXXX. The closest Index available in our look-back period is XXXX.	SELLER - GENERAL COMMENT (XXXX): Received new file. REVIEWER - GENERAL COMMENT (XXXX): Received new file. 1003's received are brokers and not lenders and are not final since not dated at closing.	Federal Compliance - ARM Disclosure Compliant: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXXwhich is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1		[3] Application / Processing - Missing Document: Missing Final 1003							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.		Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine the reason for the under disclosure due to the itemization of amount financed prepaid charges and HUD 1 fees match. Appears to be fee related		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List Timing): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXXwhich is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Construction		2									2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The fees on the itemization of amount financed and the HUD match. Under disclosure appears to be a payment stream issue on the TIL.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	SELLER - GENERAL COMMENT (XXXX): Received Unsigned or Stamped HUD. REVIEWER - GENERAL COMMENT (XXXX): Received Unsigned or Stamped HUD. Same as prior so exception for final HUD will remain.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable (UAL State)	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[3] Application / Processing - Missing Document: Missing Final 1003							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine the fee under disclosure due to missing the itemization of amount financed.	SELLER - GENERAL COMMENT (XXXX): Received Unsigned or Stamped HUD. REVIEWER - GENERAL COMMENT (XXXX): Received Unsigned or Stamped HUD. Same as prior so exception for final HUD will remain.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency (UAL State)	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[2] Government Documentation - FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA - Amendatory Clause (Government Documents) Provided Date: XXXX; Consummation Date: XXXX [2] Government Documentation - FHA - Real Estate Certification was provided at or after closing.: Disclosure: FHA - Real Estate Certification (Government Documents) Provided Date: XXXX; Consummation Date: XXXX							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
																				[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.					Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements: PPP Expired. Prepayment penalty not allowed per state (XXXX). Max PPP duration is 1 year if Note rate is is greater than XXXX. Lender is Union Federal Bank of Indianapolis.				No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Miscellaneous Compliance - Prepayment Penalty Discrepancy: Final TIL / CD indicates loan has PPP, however file does not contain prepayment penalty addendum. Missing prepay data may result in invalid high cost, FNMA, and/or QM points and fees findings.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX4.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX .			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Closing / Title - TILA - Final TIL Missing
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.
[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date.
[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.: Disbursement date XXXX and Notary Date XXXX
Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date.: Disbursement date XXXX and Notary Date XXXX	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Rate/Term		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[3] Government Documentation - FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real Estate Certification (Government Documents)							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX .						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other	3	[3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	3	[3] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
																				[3] Closing / Title - Missing Document: Note - Subject Lien not provided					No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure cannot be determined as the Itemization of Amount Financed is missing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																				[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: Final TIL is signed by Borrower but not dated. Unable to determine when Borrower initialed document.		Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): XXXX  Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: XXXX  Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX  used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing itemization of amount financed.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - ARM Disclosure Compliant: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: Final TIL is initialed by Borrower but not dated. Unable to determine when Borrower initialed document. Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Unable to determine if the proper Notice of Right to Cancel form was provided due to missing information.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Top of form is cut off, unable to determine whether H8 or H9.		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Rate/Term		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	SELLER - GENERAL COMMENT (XXXX): Received TIL. REVIEWER - GENERAL COMMENT (XXXX): Received TIL. TIL's received are still unsigned so exception will remain.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																							Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] State Compliance - XXXX  Home Loan (Complaint Agency Disclosure Not Provided): XXXX  Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

State Compliance - XXXX  Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																							Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Government Documentation - Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents)
[3] Appraisal Documentation - Missing Document: Appraisal not provided
[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided
[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided
[3] Government Documentation - Missing Document: HUD/VA 92900-A not provided
[3] Application / Processing - Missing Document: Missing Final 1003
[3] Guideline Issue - Non-Borrower-Paid Cash/Credit is missing.
[3] Government Documentation - Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents)	3	[3] Document Error - Missing details of FHA UFMIP (ie. financed vs cash portions). Testing is incomplete.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX6 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing the TIL itemization of amount financed.		Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] State Compliance - XXXX Consumer Mortgage Protection Act (Counseling Agencies List): XXXX Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure. Itemization of finance charge was not provided.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																							State Compliance - XXXX Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] State Compliance - XXXX  Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: XXXX  Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - XXXX  Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the XXXX  unfair and deceptive acts and practices statute.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - XXXX Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): XXXX Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			State Compliance - XXXX Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): The Residential Mortgage Practices Act does not appear to provide for assignee liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): XXXX Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): XXXX  Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: XXXX  Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - XXXX Consumer Mortgage Protection Act (Counseling Agencies List): XXXX Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.	State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																							State Compliance - XXXX Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization disclosed the Release Tracking Fee as XXXX and actual fee was XXXX		Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	UTD UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX4 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
																				[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the wire fee of XXXX, the email fee of XXXX and the courier fee of XXXX as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] State Compliance - XXXX Mortgage Lender and Broker Regulation (Ability to Repay not Verified): XXXX Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Home Improvement	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): XXXX  Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: XXXX  Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List Timing): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	REVIEWER - GENERAL COMMENT (XXXX): HUD provided with trailing documents not signed or stamped
REVIEWER - GENERAL COMMENT (XXXX): Unable to clear exception, HUD provided is duplicate of HUD already provided.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																							Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date ofXXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum calculated prepay of XXXX exceeds the state maximum of XXXX of the prepaid balance (XXXX). Prepay language states prepay will not exceed maximum permitted by applicable law.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																				[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause, Mortgagors requirement to maintain adequate insurance at the mortgagor's own expense, Holder's right to foreclose, Homestead Exemption Waiver							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] State Compliance - XXXX Alternate Prepayment Penalty SMLA Testing: XXXX Prepayment Penalty: Loan prepay term of 60 months exceeds state maximum of 36 months. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.]
																				[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] State Compliance - XXXX Standard Prepayment Penalty SMLA: XXXX Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) Prepay language states prepay will not exceed maximum permitted by applicable law.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty (XXXX Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of  greater than XXXX. Loan contracts for an interest rate of 8.6000XXXX.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	Purchase	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause, Mortgagors requirement to maintain adequate insurance at the mortgagor's own expense, Holder's right to foreclose, Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																				[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] State Compliance - XXXXPrepayment Penalty: XXXXPrepayment Penalty: Maximum prepay allowed per state is 60 days interest calculated on XXXX of the original loan amount (XXXX). Loan contracts for maximum calculated prepay of XXXX, which exceeds max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] State Compliance - XXXX CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			State Compliance - XXXX CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX				3									3	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: File does not contain Note or HUD. Compliance unable to run.				UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum calculated prepay of XXXX exceeds the state maximum of XXXX of the original balance (XXXX).
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of XXXX )						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.					Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX				3									3	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: File does not contain Note or HUD. Unable to run compliance.				UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - XXXX Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): XXXX Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			State Compliance - XXXX Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)			State - XXXX	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	Refinance UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - XXXX  First Lien Late Charge Grace Period Testing: XXXX  Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX				3									3	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: File does not contain Note or HUD. Unable to run compliance.				UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - XXXX  Prepayment Penalty Test: XXXX  Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXXwhich is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.					Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX				3									3	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: File does not contain Note or HUD. Unable to run compliance.				UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] State Compliance - XXXX CHL Tangible Net Benefit Test: XXXX Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	State Compliance - XXXX CHL Tangible Net Benefit Test: Assignee liability is unclear. A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			State - XXXX	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization disclosed a document prep fee of XXXX, as a prepaid finance charge, which is not reflected on the hud. TIL itemization did not disclose an attorney closing fee of XXXX as a prepaid finance charge as reflected on the hud.		Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XXXX [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Credit Documentation - Missing Document: Credit Report not provided							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	UTD UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Consumer Sales Practices Act (Ability to Repay not Verified): XXXX Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - XXXX Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): XXXX Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - XXXX Consumer Sales Practices Act (Closing Disclosure Not Provided): XXXX Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - XXXX Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): XXXX Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum calculated prepay of XXXX exceeds the state maximum of XXXX of the original balance (XXXX). Prepay language states prepay will not exceed maximum permitted by applicable law.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - XXXX Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - XXXX Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																							The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization only disclosed origination charges in the amount of XXXX and final HUD reflects XXXX		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of amount financed did not include XXXX Settlement charge as a prepaid finance charge		Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - TIL-MDIA Pre-Disclosure Activity - Fees collected prior to TIL disclosure: Truth in Lending Act (Early TIL Disclosure): Fees, other than for a credit report, charged before early TIL disclosure received by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank: TIL appears to be final but not signed nor initialed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TIL-MDIA Pre-Disclosure Activity - Fees collected prior to TIL disclosure: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date ofXXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	3	[3] State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (Completed Loan Application Not Provided At Least 1 Business Day Prior to Closing): XXXX Constitution Section 50(a)(6): XXXX Cash-out Loan. Borrower was not provided copy of Application 1 day prior to closing.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): XXXX  Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): XXXX  Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Final Loan Application): XXXX  Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Itemization of Points and Fees Not Provided): XXXX  Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (AFMV value and appraisal value not provided): XXXX  Constitution Section 50(a)(6): Unable to determine compliance with XXXX CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (T-42 Endorsement Not Obtained): XXXX  Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the XXXX  T-42 endorsement or the T-42.1 endorsement. (The loan is a XXXX  Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: XXXX  Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with XXXX CLTV limitation.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Rescission Period): XXXX  Constitution Section 50(a)(6): Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): XXXX  Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): XXXX  Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): XXXX  Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (Completed Loan Application Not Provided At Least 1 Business Day Prior to Closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Final Loan Application): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain XXXX  50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			State - XXXX	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Construction-Permanent		2									2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): XXXX  Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: XXXX  Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX  used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Rate/Term		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		3		[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.					Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.					No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	File does not contain either Preliminary or Final Title.						2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Rate/Term		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Compliant: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Final TIL indicates the Index used was 3.11XXXX . The lowest Index available within the look-back period is 3.2XXXX.		Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		3									3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.					No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] State Compliance - XXXX Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): XXXX Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.			State Compliance - XXXX Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): The secondary market purchase of a loan does not trigger coverage of the statute.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Refinance Cash-out - Other	2	2	[2] State Compliance - XXXX Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): XXXX Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
[2] State Compliance - XXXX Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application): XXXX Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.
[2] State Compliance - XXXX Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at closing): XXXX Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Closing instructions indicate the Index used was XXXX. The lowest Index available within the look-back period is XXXX.	State Compliance - XXXX Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Assignee liability is unclear. Purchasers and assignees of XXXX mortgage loans would not appear to be liable for violations of the Act. However, effective XXXX, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: XXXX  Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Home Improvement	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase		2									2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Prepaid interest on HUD is XXXX and Itemization only disclosed XXXX. There is a fee of XXXX that is not detailed on HUD or disclosed on Itemization.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.					Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Index used.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine variance due to missing itemization of amount financed		Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Construction-Permanent	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - Initial TIL not provided
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX .			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Home Improvement	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.	Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: TIL provided not legible not able to enter the HUD fees.				No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided: Initial and Final GFE was not provided		Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the following fees that were paid on the HUD, but were not included on the Itemization: Processing Fee XXXX, Settlement/Closing/Escrow Fee XXXX, Title Courier/Messenger Fee XXXX, and Wire/Funding/Disbursement Fee XXXX.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
																				[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] General - Incomplete Document: TIL Final is incomplete	General - Incomplete Document: TIL Final is incomplete: Final TIL payment stream illegible					-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Rate lock shows priced for TAMI.						2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a compliance audit fee of XXXX and a settlement fee of XXXX as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXXwhich is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXXwhich is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a signing dee of XXXX or courier fee of XXXX as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): XXXX Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] State Compliance - XXXX Mortgage Lender and Broker Act (Demand Feature): XXXX Mortgage Lender and Broker Act: Mortgage loan contains an impermissible demand feature.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not include XXXX Electronic Docuent Delivery or XXXX Wire fee as prepaid finance charges.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							State Compliance - XXXX Mortgage Lender and Broker Act (Demand Feature): The secondary market purchase of a loan does not trigger coverage of the statute.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																				[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.			Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Construction-Permanent		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - XXXX  Mortgage Lender and Broker Regulation (Ability to Repay not Verified): XXXX  Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	REVIEWER - GENERAL COMMENT (XXXX): Additional HUD provided not signed or stamped. Condition remains.
REVIEWER - GENERAL COMMENT (XXXX): Lender provided copy of same HUD1, not signed or stamped. Exception remains.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency (UAL State)	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as note date but is not signed or dated by borrower so cannot confirm that borrower received	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Construction		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	File does not contain either Preliminary or Final Title.	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Miscellaneous Compliance - Initial TIL not provided [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.: Appraisal is missing from file, value placed on purchase price.		Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date ofXXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Home Loan (Complaint Agency Disclosure Not Provided): XXXX  Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

State Compliance - XXXX  Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																							Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement date and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	Final title was not provided	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided: GFE documents were not provided		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	File does not contain either Preliminary or Final Title.	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX .
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
[3] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank: TIL appears to be final but not signed nor initialed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	File does not contain either Preliminary or Final Title.	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] State Compliance - XXXX CHL Tangible Net Benefit Test: XXXX Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - XXXX CHL Tangible Net Benefit Test: Assignee liability is unclear. A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			State - NC	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	UTD UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date ofXXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing wasXXXX .
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	UTD UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): XXXX  Constitution Section 50(a)(6):  XXXX  Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Security Instrument did not disclose that loan is a XXXX  Home Equity Loan): XXXX  Constitution Section 50(a)(6):  XXXX  Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): XXXX  Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): XXXX  Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Itemization of Points and Fees Not Provided): XXXX  Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (AFMV value and appraisal value not provided): XXXX  Constitution Section 50(a)(6): Unable to determine compliance with XXXX CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (T-42 Endorsement Not Obtained): XXXX  Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the XXXX  T-42 endorsement or the T-42.1 endorsement. (The loan is a XXXX  Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Rescission Period): XXXX  Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): XXXX  Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): XXXX  Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): XXXX  Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): XXXX  Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	REVIEWER - GENERAL COMMENT (XXXX): Loan file contains insufficient documentation to determine the loan purpose. AMC tests these loans as Unable To Determine for purpose which performs compliance testing under worst case parameters which in TX results in failing for 50(a)(6) requirements. AMC will need additional documentation to be provided in order to determine if this loan is truly subject to 50(a)(6) requirements or not. Tape data indicates loan purpose was Purchase, but AMC does not rely on this in the absence of origination documentation.
BUYER - GENERAL COMMENT (XXXX): Please ask AMC to confirm if this is an evidentiary finding due to missing information to confirm if loan is subject to 50(a)(6)	State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Security Instrument did not disclose that loan is a XXXX  Home Equity Loan): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain XXXX  50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	State - XXXX	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause, Mortgagors requirement to maintain adequate insurance at the mortgagor's own expense, Homestead Exemption Waiver	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX .
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated to be final, but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable (XXXX)	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] State Compliance - XXXX Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): XXXX Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.
[3] State Compliance - XXXX  Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): XXXX  Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	State Compliance - XXXX Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)

State Compliance - XXXX  Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)

																							Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			State - XXXX	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing Itemization of Amount Financed and TIL in file appears to be final, but is not signed or dated.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but it is not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - Initial TIL not provided			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but cannot confirm when borrower received due to missing document date.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.		Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	UTD UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, but is not signed or dated by borrower so cannot confirm that borrower received.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																				[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL appears to be final but not signed nor initialed by borrower Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] State Compliance - XXXX Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): XXXX Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							State Compliance - XXXX Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): The secondary market purchase of a loan does not trigger coverage of the statute.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed or initialed by borrower	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	3	[3] State Compliance - XXXX Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): XXXX Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	State Compliance - XXXX Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			State - XXXX	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing itemization of amount financed. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine the fee under disclosure due to missing the itemization of amount financed.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): XXXX Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and note date but is not signed or dated by borrower so cannot confirm that borrower received	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed or initialed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine due to missing amortization schedule	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	Missing final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.: Missing Valuation documentation
																					Miscellaneous Compliance - (Doc Error) Initial GFE not provided: Missing Initial GFE		Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX..
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): XXXX Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: XXXX  Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Reviewed HUD and it appears Final TIL under disclosure is due to the processing fee of XXXX, this fee was not included as a prepaid finance charge within the Itemization of Amount Financed.	State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Construction-Permanent	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): XXXX  Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: XXXX  Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine due to missing amortization schedule	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [2] Government Documentation - FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA - Amendatory Clause (Government Documents) Provided Date: XXXX; Consummation Date: XXXX [2] Government Documentation - FHA - Real Estate Certification was provided at or after closing.: Disclosure: FHA - Real Estate Certification (Government Documents) Provided Date: XXXX; Consummation Date: XXXX							2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Government Documentation - Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents)							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Government Documentation - FHA - Amendatory Clause is not compliant.: Disclosure: FHA - Amendatory Clause (Government Documents)
[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided
[2] Government Documentation - FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA - Amendatory Clause (Government Documents) Provided Date: XXXX; Consummation Date: XXXX
												[2] Government Documentation - FHA - Real Estate Certification was provided at or after closing.: Disclosure: FHA - Real Estate Certification (Government Documents) Provided Date: XXXX; Consummation Date: XXXX							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	UTD UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	UTD UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (XXXX  Home Equity Loan Not Permitted prior to XXXX): XXXX  Home Equity Loan Not Permitted prior to XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	REVIEWER - GENERAL COMMENT (XXXX): Loan file contains insufficient documentation to determine the loan purpose. AMC tests these loans as Unable To Determine for purpose which performs compliance testing under worst case parameters which in TX results in failing for 50(a)(6) requirements. AMC will need additional documentation to be provided in order to determine if this loan is truly subject to 50(a)(6) requirements or not. Tape data indicates loan purpose was Purchase, but AMC does not rely on this in the absence of origination documentation.
BUYER - GENERAL COMMENT (XXXX): Please ask AMC to confirm if this is an evidentiary finding due to missing information to confirm if loan is subject to 50(a)(6)	State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (XXXX Home Equity Loan Not Permitted prior to January 1, 1998): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	State - XXXX	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Eligibility - MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD.							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Closing / Title - Missing Final HUD-1
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Closing / Title - Missing Final HUD-1: HUD-1 page two is missing.		Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	3	[3] State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): XXXX Constitution Section 50(a)(6): XXXX Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): XXXX  Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): XXXX  Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Itemization of Points and Fees Not Provided): XXXX  Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (AFMV value and appraisal value not provided): XXXX  Constitution Section 50(a)(6): Unable to determine compliance with XXXX CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: XXXX  Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with XXXX CLTV limitation.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Rescission Period): XXXX  Constitution Section 50(a)(6): Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): XXXX  Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain XXXX  50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			State - NC	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (Final Loan Application): XXXX Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (T-42 Endorsement Not Obtained): XXXX Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the XXXX T-42 endorsement or the T-42.1 endorsement. (The loan is a XXXX Section 50 (a)(6) home equity loan.)	State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (Final Loan Application): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain XXXX 50(a)(6) exceptions at closing.)			State -XXXX	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed onXXXX, prior to three (3) business days from transaction date ofXXXX.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
																				[2] State Compliance - XXXX Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): XXXX Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: XXXX  Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
																				[2] State Compliance - XXXX Consumer Mortgage Protection Act (Counseling Agencies List): XXXX Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.			State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting. State Compliance - XXXX Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Closing instruction state an index of 1.82XXXX was used but lowest available per look back is 2.057XXXX.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization only disclosed origination charges in the amount of XXXX and final HUD reflects XXXX		Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment) [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.	Federal Compliance - Disparity in Occupancy: Property is an investment property, per approval, some 1003s, appraisal, AUS. Marked wrong on Page 1 of Brokers 1003's...Page 4 states investment. Compliance testing completed using occupancy of Primary with no high cost impact.					-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXXwhich is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
																				[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization disclosed Broker Discount Fee of XXXX. Final HUD reflects XXXX.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX .
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the closing fee of XXXX or the one month MI fee of XXXX as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an e-doc/warehouse fee of XXXX as a prepaid finance charge.		Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Rate/Term		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX,XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.”	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.	Federal Compliance - Disparity in Occupancy: Section VII Declarations on page 4 of the Final 1003 indicates that the borrower intends to occupy the property as their primary residence. Compliance testing completed using occupancy of Primary with no high cost impact.					-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX .
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Construction-Permanent		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		3									3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.					Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] State Compliance - XXXX Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): XXXX Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure at the time of closing. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a Closing Protection Letter fee of XXXX, a Document Signing Fee of XXXX, and a Wire fee of XXXX as prepaid finance charges.	State Compliance - XXXX Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Compliant: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Home Improvement		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XXXX is underdisclosed from calculated APR of XXXX% outside of XXXX tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: include the index and paystream in the comment, also neg am loan that it appears the calculated TIL is reaching the recast prior to the Final TIL	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] State Compliance - XXXX Home Loan (Ability to Repay not Verified): XXXX Home Loan: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.			State Compliance - XXXX Home Loan (Ability to Repay not Verified): Assignees and purchasers would qualify as “lenders” subject to the Act. Damages consist of three times the borrower’s actual damages, plus costs and reasonable attorney’s fees. In addition, borrower has a defense against the unpaid obligation of the home loan to the extent of any amount awarded by a court pursuant to the treble damages provision, and a court may cure default and cancel any pending foreclosure sale. However, the Act contains unique assignee protections, effectively allowing a blameless assignee to force the person from whom the loan was acquired to repurchase the loan and pay costs and damages costs if the lender did not originate the home loan or willfully engage in any unfair lending practice in connection with the home loan.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Mortgage insurance cert is missing	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of XXXX does not match Calculated P&I of XXXX	The P&I on the note is XXXX. P&I does not correspond with the loan amount, loan term, and interest rate on the loan.						2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Construction-Permanent		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - XXXX  Mortgage Lender and Broker Regulation (Ability to Repay not Verified): XXXX  Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] State Compliance - XXXX  MLBR (Missing Data) Document Type Not Provided: XXXX  Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under-disclosure due to missing itemization of amount financed.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	File does not contain either Preliminary or Final Title.	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but is not signed or initialed by the borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: File does not contain either Preliminary or Final Title.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final, but it's not signed or initialed by the borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] State Compliance - XXXX Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): XXXX Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.
[3] State Compliance - XXXX  Home Loan (High Cost Analysis Not In File): XXXX  Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.
[3] State Compliance - XXXX  Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): XXXX  Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	State Compliance - XXXX Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)

State Compliance - XXXX  Home Loan (High Cost Analysis Not In File): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)

State Compliance - XXXX  Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)

																							Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	State - XXXX	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	3	[3] State Compliance - New Mexico Tangible Net Benefit Test: New Mexico Home Loan: Unable to determine if refinance loan was made without tangible net benefit to borrower due to missing prior loan information.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed or initialed by the borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	State Compliance - New Mexico Tangible Net Benefit Test: Purchasers and assignees are subject to all affirmative claims and any defenses that the borrower could assert against the original creditor. In addition, because the Act provides that a violation of the Act constitutes an unfair or deceptive trade practice pursuant to the Unfair Practices Act, creditors and their assignees would presumably also be subject to the penalty provision of that law.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	State - XXXX	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but is not signed or initialed by the borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX .
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	File does not contain either Preliminary or Final Title	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX..
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Note Addendum - Interest Only not provided	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX .
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ARM Disclosure Compliant: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																				[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and note date		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Per Job Notes: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and note date but is not signed or dated by borrower so cannot confirm that borrower received.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - XXXX  Home Loan (Complaint Agency Disclosure Not Provided): XXXX  Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - XXXX  Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Rate lock period not provided.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated to be final is not signed or dated by borrower so cannot confirm that borrower received.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to MI payment stream variance.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XXXX is underdisclosed from calculated APR of XXXX outside of XXXX tolerance.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX, is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Appears lender used index of XXXX which is outside look back period. Lowest index available in look back period is 5.3XXXX.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX..	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX..
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																				[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	File does not contain either Preliminary or Final Title	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed or initialed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date ofXXXX  used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	File does not contain either Preliminary or Final Title File does not contain either Preliminary or Final Title						2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Note Deficiency	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		3									3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Miscellaneous Compliance - Initial TIL not provided	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.		Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization not in file. Under disclosure appears to be a Doc Signing fee of XXXX .		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed or initialed by borrowers.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or Note date but is not signed or dated by borrower so cannot confirm borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Refinance Rate/Term		2									2	[2] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home) [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Disparity in Occupancy: Section VII - Declarations of Final and Initial Loan Applications reflect occupancy as primary. Compliance testing completed using occupancy of Primary with no high cost impact.		Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	File does not contain either Preliminary or Final Title.	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	UTD UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	File does not contain either Preliminary or Final Title.						2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.					No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Construction-Permanent		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	UTD UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																				[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): XXXX Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: XXXX  Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																				[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	File does not contain either Preliminary or Final Title	3	[3] State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): XXXX Constitution Section 50(a)(6): XXXX Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): XXXX  Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): XXXX  Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (AFMV value and appraisal value not provided): XXXX  Constitution Section 50(a)(6): Unable to determine compliance with XXXX CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Rescission Period): XXXX  Constitution Section 50(a)(6): Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: XXXX  Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with XXXX CLTV limitation.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): XXXX  Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): XXXX  Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): XXXX  Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain XXXX  50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			State - XXXX	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	3	[3] State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): XXXX Constitution Section 50(a)(6): XXXX Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): XXXX  Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): XXXX  Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Itemization of Points and Fees Not Provided): XXXX  Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (AFMV value and appraisal value not provided): XXXX  Constitution Section 50(a)(6): Unable to determine compliance with XXXX CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Rescission Period): XXXX  Constitution Section 50(a)(6): Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: XXXX  Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with XXXX CLTV limitation.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): XXXX  Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): XXXX  Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain XXXX  50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			State - XXXX	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	3	[3] State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): XXXX Constitution Section 50(a)(6): XXXX Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): XXXX  Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): XXXX  Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Itemization of Points and Fees Not Provided): XXXX  Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (AFMV value and appraisal value not provided): XXXX  Constitution Section 50(a)(6): Unable to determine compliance with XXXX CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): XXXX  Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain XXXX  50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			State - XXXX	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): XXXX Constitution Section 50(a)(6): XXXX Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): XXXX  Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Itemization of Points and Fees Not Provided): XXXX  Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
[3] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Rescission Period): XXXX  Constitution Section 50(a)(6): Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (T-42 Endorsement Not Obtained): XXXX  Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the XXXX  T-42 endorsement or the T-42.1 endorsement. (The loan is a XXXX  Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: XXXX  Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with XXXX CLTV limitation.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): XXXX  Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.
[2] State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): XXXX  Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	REVIEWER - GENERAL COMMENT (XXXX): The earliest dated NCEC disclosure found in the image file was dated on, or within 12 days of, closing. It is possible that an earlier dated disclosure that satisfies the cooling off period exists and is missing from the image file, however we are unable to determine that without the missing document being provided. Based on the NCEC disclosure provided, 12 day cooling off period was not satisfied.
BUYER - GENERAL COMMENT (XXXX): Please ask AMC if this is a confirmed violation or evidentiary finding due to missing information to test	State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain XXXX  50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) XXXX  Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			State - XXXX	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Document Signing Fee in the amount of XXXX, an Email/E-doc Fee in the amount of XXXX, a Flood Certification in the amount of XXXX, Processing Fee in the amount of XXXX, Release Tracking Fee in the amount of XXXX Settlement Charges of XXXX, Tax Service of XXXX, a Courier Fee in the amount of XXXX and a Underwriting Fee in the amount of XXXX as prepaid finance charges.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	No evidence of Prelininary or Final Title in file.	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - (TX50(a)(6)) XXXX Cash-out Loan (Unable to Determine if the prior lien is a XXXX 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous XXXX 50(a)(6) loan due to missing information.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL reflects MI dropping off after 115 months, however, the audited TIL indicates MI should drop off after 142 months.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum calculated prepay of XXXX exceeds the state maximum of XXXX of the prepaid balance (XXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Miscellaneous - Credit Exception:	S&D **Unable to obtain valid LP Approval due to expired credit; DU Refer with Caution no reserves	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of the greater of XXXX of the Federal Total Loan Amount and XXXX (2020). Points and Fees total XXXX on a Federal Total Loan Amount of XXXX vs. an allowable total of XXXX and XXXX (2020) (an overage of XXXX or XXXX%).
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXX)	Federal Compliance - Check Loan Designation Match - QM: Originated as Temporary SHQM but no longer agency saleable.
Federal Compliance - QM Points and Fees: Waterfalled down.  Loan is no longer agency saleable.
																					Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Waterfalled down. Loan is no longer agency saleable.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. [2] Insurance Eligibility - Loan was originated as FHA insured and compliance was evaluated using the originally intended loan type though the loan is no longer FHA insured	Originated as HUD Safe Harbor but no longer agency saleable. Originated as HUD Safe Harbor but no longer agency saleable.	3	[3] Appraisal Documentation - Loan is to be securitized. Secondary valuation is missing.; Sec ID: XXXX: Note Date: XXXX; Lien Position: XXXX	Waterfalled down. Loan is no longer agency saleable.	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 4XXXX  and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Employment History - Cumulative Job prior to Gap: Qualified Mortgage (Dodd-Frank 2014): Cumulative Job History pre-Gap with LOE, lacking 2 years employment history prior to the Gap. (Jacob/Schaefer/8823511)	Federal Compliance - Check Loan Designation Match - QM: Originated as HUD Safe Harbor but no longer agency saleable.
Federal Compliance - HUD QM AU Finding Fail: Unclear CAIVRS defaulted Student Loan debt
Federal Compliance - QM DTI: Waterfalled down.  Loan is no longer agency saleable.
Federal Compliance - QM Employment History - Cumulative Job prior to Gap: Waterfalled down. Loan is no longer agency saleable.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																							Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.			TILA ATR/QM	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): XXXX Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	HUD Safe Harbor QM	1		[3] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XXXX
Disaster End Date: XXXX
Disaster Name: XXXX
Disaster Declaration Date: XXXX
[3] Public Records - Public Records/Collections/Charge Off does not meet guidelines.: Credit Report: Original // Public Record Type: Bankruptcy / Balance: XXXX
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XXXX	S&D - Repurchased loan due to guidelines not being met - DU requires 5 years (60-month) waiting period for multiple bankruptcies. The Borrower filed two bankruptcies in the last 7 years. See XXXX Guide section B3-5.3-07. The most recent bankruptcy was discharged XXXX and subject Note date is XXXX. Borrower has not re-established an acceptable credit history. Verification of prior employment not in file. Waterfalled down. Loan is no longer agency saleable.	SELLER - GENERAL COMMENT XXXX: Original appraisal was performed on XXXX. On XXXX, the subject property area was classified under the Emergency Disaster Declaration HQ-20-248. A post disaster inspection was performed on XXXX with conclusion of no damage to the property. Another inspection is not warranted.
REVIEWER - GENERAL COMMENT (XXXX): Moved to Buyer's queue. Disaster End Date was XXXX. PDI was completed 43 days prior to end date. Client can elect to waive and downgrade to EV2.
SELLER - GENERAL COMMENT (XXXX): XXXX, attached is post disaster inspection report for your record.
BUYER - WAIVED COMMENT (XXXX): The PDI provided is acceptable to XXXX
SELLER - GENERAL COMMENT (XXXX): This is the reason this loan is being sold as XXXX.  Please assign to buyer.
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): XXXX reason - nothing more to do
SELLER - GENERAL COMMENT (XXXX): W2 attached.
REVIEWER - GENERAL COMMENT (XXXX): Waterfall exception as loan is no longer agency saleable and 2 years employment history documentation requried
SELLER - GENERAL COMMENT (XXXX): XXXX asked for only the prior year employment verification.
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): Moved to Open - Unable to Clear. Documentation was not requested per XXXX findings.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX)	Federal Compliance - Check Loan Designation Match - QM: Waterfalled down. Loan is no longer agency saleable.
Federal Compliance - QM Employment History: Waterfalled down. Loan is no longer agency saleable.	SELLER - GENERAL COMMENT (XXXX): See attached.
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): This is waterfalled down due to loan no longer agency saleable
SELLER - GENERAL COMMENT (XXXX): See attached.
																						REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): This is waterfalled down due to loan no longer agency saleable	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] Miscellaneous - Credit Exception: [3] Application / Processing - Missing Document: AUS not provided	Caution risk for derogatory credit could not be overturned. Credit also expired before the note date. Missing LP reflecting Eligible dated prior to closing. The only AUS in file is dated post-closing. Additional exceptions may apply.	SELLER - GENERAL COMMENT (XXXX): This is the reason it is being sold S&D REVIEWER - OPEN - UNABLE TO CLEAR COMMENT XXXX): Nothing to do - originated as Temp SHQM and is not agency saleable and this is the reason REVIEWER - GENERAL COMMENT (XXXX): Rec'd another copy of the AUS dated XXXX. REVIEWER - GENERAL COMMENT (XXXX): Received additional post-closing AUS dated XXXX. Subject transaction consummation date XXXX. Unable to clear. REVIEWER - WAIVED COMMENT (XXXX): Unable to provide preclosing AUS	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Loan Designation Match - QM: Originated as Temporary SHQM but no longer agency saleable.	SELLER - GENERAL COMMENT (XXXX): Not sure how to clear this one?
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): Nothing to do - originated as Temp SHQM and is not agency saleable
REVIEWER - GENERAL COMMENT (XXXX): Current loan designation is Safe Harbor QM.  Unable to update prior exception.
																						REVIEWER - GENERAL COMMENT (XXXX): Exception Detail Updated from: Qualified Mortgage (XXXX): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	B	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Representative FICO score discrepancy.: Representative FICO score of XXXX is less than AUS representative FICO score of XXXX.	S&D Reason - Credit score dropped, unable to run updated LP/DU due to expired credit. Closed loan at a XXXX, score briefly dropped to XXXX. However, score is now XXXX. Which is higher than the closing score	BUYER - WAIVED COMMENT (XXXX): disclosed at bid	1				1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Miscellaneous - Credit Exception:	S&D Reason: Forbearance Pre-Delivery - Loans in forbearance due to a COVID-19 hardship may be delivered to XXXX under specific parameters. XXXX defines a forbearance as beginning when the borrower informed the lender or servicer of the COVID-19 hardship. The loan was closed XXXX, forbearance began XXXX , and the loan was delivered on XXXX The following parameters were not met: Subject loan is a cash-out refinance.	REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): XXXX loan	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)
																				[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - XXXX Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XXXX not accurate. (Final/XXXX)		REVIEWER - GENERAL COMMENT (XXXX): Per tax bill, XXXX taxes XXXX quarterly = XXXX. Per appraisal, monthly HOA dues are XXXX per month = XXXX. Per hazard insurance (HO-6), annual premium is XXXX. Total annual escrows XXXX	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - XXXX Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	3	[3] Miscellaneous - Credit Exception: [3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XXXX [3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX// Employment Type: Employment / Income Type: Wages / Start Date: XXXX [3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX// Employment Type: Employment / Income Type: Wages / Start Date: XXXX	S&D **Unclear UCDP due to the city address change from Des Moines WA to Federal Way WA. Due to S&D the loan waterfalled down. Loan is no longer agency salable. Due to S&D the loan waterfalled down. Loan is no longer agency salable. Due to S&D the loan waterfalled down. Loan is no longer agency salable.	SELLER - GENERAL COMMENT (XXXX): Prior Employment Verification – 2 year history verification not an agency requirement. We’ve provided current employment verifications – Please waive. REVIEWER - GENERAL COMMENT (XXXX): This is due to being no longer agency salable and waterfall down of designations and requirements	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX)
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX)	Federal Compliance - Check Loan Designation Match - QM: Loan Designation is corrected exception is due to Income documentation doesn't meet requirements
Federal Compliance - QM Employment History: Missing third party verification of income employment history for prior employer
																					Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Missing third party verification of income employment history for prior employer		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase	N/A	3	3	[3] Miscellaneous - Credit Exception:	S&D Reason- Investor rejected loan for purchase due to Delinquent Payment - Their XXXX payment was not made until XXXX. • Per the investor - Per policy we cannot purchase the loan with late payment of 30 + days. Credit Score will be impacted by mortgage payment history	REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): S&D reason	1				1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Miscellaneous - Credit Exception:	S&D Reason - Investor rejected the loan for purchase due to Early Payment default - There XXXX payment was not made until XXXX. Per the Investor - Pay policy we cannot purchase the loan with late payment of 30 + days. Credit Score will be impacted by mortgage payment history.	SELLER - GENERAL COMMENT (XXXX): waterfall down to EV2 - reason for selling the loan REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXX): S&D loan	1				1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Miscellaneous - Credit Exception:	S&D Reason: Investor rejected the loan purchase due to Delinquent Payment - Their May payment was not made until XXXX. *Per the investor- Per policy we cannot purchase the loan with late payment of 30 + days. Credit Score will be impacted by mortgage payment history.	SELLER - GENERAL COMMENT (XXXX): Waterfall down to EV2 - reason for selling the loan REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): S&D reason.	1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The appraisal effective date is XXXX.	SELLER - GENERAL COMMENT (XXXX): EV2 REVIEWER - WAIVED COMMENT (XXXX): EV2				-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Limited Cash-out GSE	N/A	3	3	[3] Miscellaneous - Credit Exception:	S&D Reason: Investor rejected the loan for purchase due to Delinquent Payment - Their May payment was not made until XXXX. • Per the investor - Per policy we cannot purchase the loan with late payment of 30 + days. Credit Score will be impacted by mortgage payment history	SELLER - GENERAL COMMENT (XXXX): Waterfall down to EV2 - reason for selling the loan REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): S&D loan.	3	[3] Appraisal Documentation - Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2: Note Date: XXXX; Lien Position: 1	2nd valuation missing	SELLER - GENERAL COMMENT (XXXX): waterfall down to EV2 - FIMC doesn't supply secondary valuation REVIEWER - GENERAL COMMENT (XXXX): This is a securitization requirement, not a guideline requirement SELLER - GENERAL COMMENT (XXXX): FIMC doesn't provide secondary valuations	1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] Miscellaneous - Credit Exception: [3] Application / Processing - Missing Document: Bankruptcy Documents not provided	S&D Reason: Significant derogatory credit event, requirement not met. Documentation provided by the lender revealed three foreclosures that were completed XXXX, XXXX and XXXX. The lender is required to verify that a sufficient time has elapsed since the significant derogatory credit event(s). The subject loan disbursed on XXXX. The required waiting period was not met. Loan is S&D. Waterfall exception due to loan is no longer agency saleable.	REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): S&D reason REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): Loan is S&D. Waterfall exception due to loan is no longer agency saleable.	1				3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Loan Designation Match - QM: Loan is S&D. Waterfall exception due to loan is no longer agency saleable.	REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): Client accepts as loan is scratch and dent, due to no longer agency salable	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	B	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XXXX exceeds AUS total debt ratio of XXXX. [3] Miscellaneous - Credit Exception:	Borrower is in the process of refinancing several properties included in the partnership, however, at the time of the subject transaction they had not closed. They are reflected on the 1003 as REO. Did not include in review as the income / losses are factored into the partnership income. Investor declined to purchase the loan due to borrower not making the first payment due on time. First payment as due on XXXX and the borrower did not pay until XXXX.	SELLER - GENERAL COMMENT (XXXX): please provide your DTI calculation sheet as we only included XXXX in rental income since we provided lease documentation to show the offset of the mortgage payments.
REVIEWER - GENERAL COMMENT (XXXX): Income of XXXX which includes the subject's positive rental income of XXXX, other investment has loss of XXXX, primary is XXXX and other debt of XXXX.
SELLER - GENERAL COMMENT (XXXX): There is no monthly payment on the primary - where are you getting XXXX? See attached calculations
BUYER - WAIVED COMMENT (XXXX): nomura agrees to waive
SELLER - GENERAL COMMENT (XXXX): This was disclosed on the tape.  Please assign it to the buyer.
														REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): S&D Reason. Unable to clear.	1				1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Miscellaneous - Credit Exception:	S&D Reason: Investor rejected lien for purchase due to delinquent payment - The borrowers did not provide their mortgage payment that was due XXXX until XXXX. Due to this payment being over 30 days delinquent, the investor will not purchase the loan.	SELLER - GENERAL COMMENT (XXXX): Waterfall to EV2 - reason we are selling the loan REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): S&D loan.	1				1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Limited Cash-out GSE	N/A	3	3	[3] Miscellaneous - A copy of Income Verification Report is not on file.	**S&D**Investor rejected lien for purchase due to delinquent payment - The borrowers provided their mortgage payment that was due XXXX on XXXX. Due to this payment being over 30 days delinquent, the investor will not purchase the loan.	SELLER - GENERAL COMMENT (XXXX): Waterfall to EV2 - reason we are selling the loan REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): S&D loan	1				1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Miscellaneous - Credit Exception:	S&D Reason: "Investor rejected the loan for purchase due to delinquent payment - The borrower was delinquent on their first payment due XXXX. The payment was posted on XXXX which was over 30 days delinquent as well as QM Failed - The document was indeed reviewed and failure is still accurate.
													XXXX of loan amount has already been entered as bonafied. There is nothing that will fix this at this point unfortunately. We have already excluded the max that we can and QM applies. Loan fails QM XXXX test: Threshold is (XXXX); Points and Fees charged on the CD are (XXXX}. Credit Score will be impacted by mortgage payment history"	SELLER - GENERAL COMMENT (XXXX): Waterfall down to EV2 - reason we are selling the loan REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): S&D Reason	3	[3] Appraisal Documentation - Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2: Note Date: XXXX; Lien Position: 1		SELLER - GENERAL COMMENT (XXXX): Waterfall down to EV2 - FIMC doesn't supply the secondary valuation REVIEWER - GENERAL COMMENT (XXXX): This is a securitization requirement, not a guideline requirement SELLER - GENERAL COMMENT (XXXX): Are you missing the appraisal or the secondary valuation as the condition reflects both? FIMC doesn't supply the secondary valuation. REVIEWER - GENERAL COMMENT (XXXX): Missing secondary valuation required for securitization. SELLER - GENERAL COMMENT (XXXX): Fairway doesn't supply secondary valuations	1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase	N/A	3	3	[3] Miscellaneous - Credit Exception:	S&D Reason: Investor rejected loan for purchase due to delinquent payment - The borrowers did not provide their mortgage payment that was due XXXX until XXXX. Due to this payment being over 30 days delinquent, the investor will not purchase the loan. Credit Score will be impacted by mortgage payment history	SELLER - GENERAL COMMENT (XXXX): Waterfall down to EV2 - reason for selling the loan REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): S&D loan.	1				1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Miscellaneous - Credit Exception:	S&D Reason: Investor rejected loan for purchase due to delinquent payment - The borrowers did not provide their first mortgage payment that was due XXXX was not made until XXXX. Due to this first payment being over 30 days delinquent, the investor will not purchase the loan.	SELLER - GENERAL COMMENT (XXXX): Waterfall down to EV2 - reason for selling the loan REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): S&D loan	1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/XXXX)		SELLER - GENERAL COMMENT (XXXX): EV2 - waterfall down REVIEWER - WAIVED COMMENT (XXXX): To remain EV2.				-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Limited Cash-out GSE	N/A	3	3	[3] Miscellaneous - Credit Exception:	S&D Reason: Investor rejected the loan for purchase due to delinquent payment- The borrower did not provide their first mortgage payment that was due XXXX until XXXX. Due to the first payment being over 30 days delinquent, the investor will not purchase the loan. Credit Score will be impacted by mortgage payment history.	SELLER - GENERAL COMMENT (XXXX): Waterfall down to EV2 - reason for selling the loan REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): S&D loan.	1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The valuation was provided XXXX.	SELLER - GENERAL COMMENT (XXXX): EV2 REVIEWER - WAIVED COMMENT (XXXX): To remain EV2				-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Miscellaneous - Credit Exception:	S&D Reason: Primary borrower passed away back in XXXX, borrowers were put into FB after death. Loan is now current, has been paying on time sine XXXX.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXXX  INC/S-Corp)
[3] Federal Compliance - Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXXX  INC/S-Corp)
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXXX  INC/S-Corp)
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXXX  INC/S-Corp)
[3] Federal Compliance - Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXXX Social Security/Social Security)
[3] Federal Compliance - Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXXX Social Security/Social Security)	Federal Compliance - Check Loan Designation Match - QM: Originated as Temporary SHQM but no longer agency saleable.
Federal Compliance - Income Method of Calculation: Documentation in file met AUS, however, loan is S&D and no longer agency saleable.  Waterfall exception.
Federal Compliance - Income Method of Calculation: Documentation in file met AUS, however, loan is S&D and no longer agency saleable.  Waterfall exception.
Federal Compliance - S-Corp Income Documentation Test: Documentation in file met AUS, however, loan is S&D and no longer agency saleable.  Waterfall exception.
Federal Compliance - S-Corp Income Documentation Test: Documentation in file met AUS, however, loan is S&D and no longer agency saleable.  Waterfall exception.
Federal Compliance - Social Security Documentation: Documentation in file met AUS, however, loan is S&D and no longer agency saleable.  Waterfall exception.
																					Federal Compliance - Social Security Documentation: Documentation in file met AUS, however, loan is S&D and no longer agency saleable. Waterfall exception.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	3	[3] Miscellaneous - Credit Exception: [3] Application / Processing - Missing Document: Missing Final 1003 [3] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.	S&D Servicing-Lender Transfer Error. Does not qualify for refinance due to payment delinquency. S&D loan, uninsurable.	REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): Moved to Open - Unable to Clear. Exception notes reason for S&D review.
SELLER - GENERAL COMMENT (XXXX): Final 1003 uploaded
REVIEWER - GENERAL COMMENT (XXXX): The 1003 is not signed by the borrower on page 3 of 4.
SELLER - GENERAL COMMENT (XXXX): Final 1003 uploaded
REVIEWER - GENERAL COMMENT (XXXX): Page 3 of 4 is not signed by the borrower.
SELLER - GENERAL COMMENT (XXXX): agree
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): Page 3 of 4 not signed by the borrower.
														REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): Moved to Open - Unable to Clear. Waterfall exception due to loan is no longer agency saleable.	1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount ofXXXX.00 exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (75103)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero percent fee has changed with no allowable tolerance no cure provided		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.
[3] Miscellaneous - Credit Exception:
[3] Guideline Issue - Recent sale within 90 days is not eligible per FHA guidelines.: Valuation Type: Appraisal / Valuation Report Date: XXXX Last Sale Date: XXXX; Case Number Assignment Date: XXXX
[3] Guideline Issue - Recent sale within 90 days is not eligible per FHA guidelines.: Valuation Type: Appraisal / Valuation Report Date: XXXX Last Sale Date: XXXX; Case Number Assignment Date: XXXX	Missing source of XXXX deposit XXXX. Additional conditions may apply. S&D Reason: Repurchased loan back via self-report. Loan is uninsurable due to FHA Property Flipping Guidelines not met. Borrower was in forbearance plan that covered monthly payments from XXXX - XXXX loan was modified with maturity of XXXX. S&D reason S&D reason	SELLER - GENERAL COMMENT (XXXX): see attached check
SELLER - GENERAL COMMENT (XXXX): see attached
REVIEWER - GENERAL COMMENT (XXXX): Rec'd check, unable to determine the source of the XXXX.  Was this a gift?  The source needs to be fully-documented.
SELLER - GENERAL COMMENT (XXXX): XXXX is a joint account. The large check was in the Mother's name, the check was provided to source the deposit - this wasn't a gift.
SELLER - GENERAL COMMENT (XXXX): see attached
REVIEWER - GENERAL COMMENT (XXXX): Rec'd another copy of XXXX cancelled check. This is still a large, unsourced deposit.
SELLER - GENERAL COMMENT (XXXX): see my comment posted above in regards to joint account
REVIEWER - GENERAL COMMENT (XXXX): The XXXX check was drawn on XXXX.  The account was in the name of XXXX and XXXX.  This remains a large, unsourced deposit.
REVIEWER - GENERAL COMMENT (XXXX): Without sufficient documentation of the source of funds for the check provided, the funds are unusable and therefore exception remains
SELLER - GENERAL COMMENT (XXXX): as previously stated this check was made out to the joint account holder and was not a gift - due to the loan officer no longer working for the company and this loan being aged 2+ years we have no other documentation to provide in regards to the check
REVIEWER - GENERAL COMMENT (XXXX): Defer to client, received Check from bank which no bank statement in file to source the deposit.
SELLER - GENERAL COMMENT (XXXX): Waterfall down to EV2 - reason for selling the loan
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): S&D reason.
SELLER - GENERAL COMMENT (XXXX): waterfall down to EV2 - reason for selling the loan
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): S&D reason.
SELLER - GENERAL COMMENT (XXXX): waterfall down to EV2 - reason for selling the loan
														REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): S&D reason.	1				1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	3	[3] Miscellaneous - Credit Exception:	S&D Uninsurable. The borrower was impacted by XXXX last year and went into a forbearance plan. There have been no payments on this loan. XXXX approved S&D	REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): Moved to Open - Unable to Clear. Exception notes reason for S&D review.	1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX. exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (75103)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Re-Inspection Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include XXXX., a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] Miscellaneous - Credit Exception: [3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXXX Disaster Declaration Date: XXXX Disaster End Date: XXXX	S&D Credit/Liabilities-Bankruptcy, Judgments, Liens, Foreclosures Unaddressed. CAPACITY - Significant adverse credit event - Documentation missing/insufficient. XXXX confirmed via Lexis Nexis the Borrower has a foreclosure dated XXXX in which was not disclosed on the loan application. Loan closed XXXX which per policy guide does not meet a 84 month waiting period. In addition Lexis Nexis reflects the borrowers potential ownership of XXXX. Documentation to exclude or sellers analysis was not discovered in the loan package. This loan is not eligible for sale to XXXX.	REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): Moved to Open - Unable to Clear. Exception notes reason for S&D review. SELLER - GENERAL COMMENT (XXXX): Disagree, Loan closing date is after the FEMA disaster date REVIEWER - GENERAL COMMENT (XXXX): The loan closed with a PIW. There is no inspection in file. REVIEWER - WAIVED COMMENT (XXXX): client accepts	3	[3] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Loan is not agency salable. Appraisal and secondary valuation are required.; Sec ID: 37: Note Date: XXXX; Lien Position: 1		REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): Moved to Open - Unable to Clear. Valuations to be ordered if loan is securitized in future.	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 1XXXX or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2021-12-03): Sufficient Cure Provided At Closing				-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	3	3	[3] Miscellaneous - Credit Exception:	S&D Retail COVID-Forbearance Plan. Loans in forbearance due to a COVID-19 hardship may be delivered to XXXX under specific parameters. ? XXXX defines a forbearance as beginning when the borrower informed the lender or servicer of the COVID-19 hardship. ?The loan was closed XXXX, forbearance began XXXX, and the loan was delivered on XXXX. ?The following parameters were not met: cash out refinance.	REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): S&D resaon	3	[3] Appraisal Documentation - Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2: Note Date: XXXX; Lien Position: 1	REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): Per client, not ordering and not required at time of origination	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of XXXX exceeds tolerance of XXXX.  Insufficient or no cure was provided to the borrower. (7520)
																				[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax increased without a valid change of circumstance. Only XXXX was cured at closing Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report increased without a valid change of circumstance. Only XXXX was cured at closing Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased without a valid change of circumstance. Only XXXX was cured at closing		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	3	3	[3] Miscellaneous - Credit Exception: [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: WILDFIRES Disaster Declaration Date: XXXX	S&D COVID-Forbearance Plan. XXXX has determined that the above-referenced mortgage(s) do not comply with the requirements of Bulletins XXXX,XXXX, XXXX, and XXXX as applicable, regarding the purchase of mortgages in a COVID-19 forbearance and must be repurchased pursuant to Section 3602. of the Guide. Appraisal dated before the disaster end date of XXXX. Provide a property inspection dated after the disaster dated XXXX, verifying the subject property was not affected by the disaster.	SELLER - GENERAL COMMENT (XXXX): Please waive as this condition is not fixable. REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): S&D reason REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XXXX): Nothing provided.	1				1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	1	2	[2] State Compliance - XXXX First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	State Compliance - XXXX First Lien Late Charge Percent Testing: Late charge fee of XXXX exceeds the max allowed of XXXX for the State of XXXX.
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Initial GFE dated XXXX Important Dates Section, Other Settlement Charges Good Through Date is XXXX, which is less than the 10 business days required.
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: Final GFE reflects a loan amount of XXXX; Note verifies the loan amount is XXXX.
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: Final GFE reflects a payment of XXXX; HUD verifies the payment is XXXX.
Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: Written List of Service Providers dated XXXX was provided to the borrower after the Initial GFE dated XXXX.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	File only contains the lender's escrow printout to verify hazard policy coverage and annual premium. Without the policy this information cannot be verified. Upon receipt of the missing hazard insurance policy, additional conditions may apply.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XXXX disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXX disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XXXX)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)
[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX  is less than amount of binding Lender Credit previously disclosed in the amount of XXXX. (9300)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: Prepaid Interest was disclosed as XXXX per day from XXXX to XXXX for a total of XXXX however, this should have reflected interest to XXXX.
Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: Final Closing Disclosure disclosed Closing Costs Financed of XXXX; calculated Closing Costs Financed are XXXX.
Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: Cure for various XXXX tolerance violations totaling XXXX was not provided.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure dated XXXX was not received by the borrower at least 3 business days prior to the closing date of XXXX. File does not contain a written and signed statement from the borrower that waives the required waiting period.
Federal Compliance - TRID Lender Credit Tolerance Violation: Loan Estimate dated XXXX disclosed a Lender Credit in the amount of -XXXX which decreased to -XXXX on the Final Closing Disclosure. Evidence of cure for the decrease of XXXX was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was disclosed as XXXX on the LE dated XXXX, but disclosed as XXXX on the Final Closing Disclosure. Evidence of cure for the increase of XXXX was not provided.	Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Miscellaneous - Credit Exception:	Income continuance for borrowers non employment income and undisclosed liability not sufficiently documented. Co Borrower is employed by XXXX and this income was sufficiently documented.		1				2	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus XXXX or XXXX. Insufficient or no cure was provided to the borrower. (0) [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No Cure of valid COC provided. However, seller paid fees tested in tolerance review. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No Cure of valid COC provided. However, the transfer tax of XXXXwas a seller paid fee tested in tolerance review.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Credit Eligibility - There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXXX	Loan originator is on the FHLMC Exclusionary list. The subject loan was sold to Freddie Mac on XXXX. The loan officer was on the XXXX Exclusionary list effective XXXX.	1	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre XXXX Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XXXX not accurate. (Final/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1284683)
[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX  is less than amount of binding Lender Credit previously disclosed in the amount of XXXX. (9300)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Federal Compliance - Federal FACTA Disclosure Timing Test: Credit report and FACTA was dated 04/03/XXXX which is post close
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre XXXX Test: The tax certificate in the file reflects XXXX annually, XXXX per month. The final CD collected XXXX per month XXXX annually
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Final CD issue date is XXXX but was wet signed on XXXX, consummation date. This is causing system to used initial CD issued on XXXX as the final.
Federal Compliance - TRID Lender Credit Tolerance Violation: Fee disclosed was  last disclosed as XXXX.00 on LE issued XXXX but disclosed as XXXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed was last disclosed as XXXX on LE issued XXXX but disclosed as XXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre XXXX Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1		[3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXX, Credit Report: Original // Borrower: XXXX							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Temporary HPQM (GSE/Agency Eligible)	2	[3] Income Documentation - Income Docs Missing:: Borrower: XXXX P&L Statement, Third Party Verification
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XXXX
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XXXX
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XXXX	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XXXX). (Final/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1805381)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XXXX). (Final/XXXX)
																				[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge understated by -XXXX Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Final CD reflects a P&I payment for Payment Stream 2 of XXXX. Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final CD reflects a Total of Payments value of XXXX.	REVIEWER - CURED COMMENT (XXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Streamlined	N/A	1		[3] Application / Processing - Missing Document: Fraud Report not provided [3] Application / Processing - Missing Document: General Services Administration (GSA) not provided [3] Application / Processing - Missing Document: Limited Denials of Participation (LDP) not provided [2] Government Documentation - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Safe Harbor QM	2	[3] Application / Processing - Missing Document: Approval not provided [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/XXXX)
																				[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 1XXXX or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: 1XXXX tolerance was exceeded by XXXX due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include XXXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	REVIEWER - CURED COMMENT (2021-12-10): Sufficient Cure Provided At Closing				-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Streamlined	HUD Safe Harbor QM	2	[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: MECU // Account Type: XXXX/ Account Number: XXXX [3] Application / Processing - Missing Document: Approval not provided [2] Government Documentation - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of HUD Safe Harbor QM matches the Due Diligence Loan Designation of HUD Safe Harbor QM.
																				[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7562)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Updated lender designation provided.	REVIEWER - CURED COMMENT (XXXX): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	State Compliance - XXXX Prepayment Penalty: Prepayment charge not allowed per state (IL) - max prepayment charge for (IL) is XXXX for a loan with an interest rate over XXXX - note states 6 months' interest for 24 months. Lender is Equifirst Corporation. Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure appears to be payment stream related. The index used at origination was verified on the approval.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - Maine Prepay Penalty Testing: Maine Prepayment Penalty: Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	Missing pages 2-8, and 10.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): XXXX  Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: XXXX  Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Government Documentation - Missing Document: HUD/VA 92900-A not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Government Documentation - Missing Document: VA Loan Guaranty Certificate not provided [3] Application / Processing - Missing Valuation: [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	Missing Appraisal.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] State Compliance - XXXX Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): XXXX Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - XXXX Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): XXXX Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a CPL letter fee of XXXX as a prepaid finance charge.	State Compliance - XXXX Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Closing / Title - TILA - Final TIL Missing
																				[1] Application / Processing - Missing Document: Missing Lender's Initial 1003	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. Security in the file, unable to run compliance due to missing note that matches the tape data.		Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.3920XXXX is underdisclosed from calculated APR of 5.7953XXXX outside of 0.12XXXX tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to final TIL not reflecting MI	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is fee related. Unable to determine under-disclosure due to the Final TIL Itemization is missing from the file.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Miscellaneous Compliance - (Doc Error) RTC Error: Right to Cancel expiration date is blank. [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.			Miscellaneous Compliance - (Doc Error) RTC Error: Right to Cancel expiration date is blank.: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing [2] Closing / Title - Note is not on a FNMA/FHLMC form and may not contain standard legal language.	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing: The only GFE in file is dated XXXX. Rate locked XXXX.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] State Compliance - Louisiana Prepayment Penalty: Louisiana Prepayment Penalty: Maximum penalty allowed per state is XXXX, XXXX, XXXX , XXXX, XXXX (in Years 1-5).  Loan contracts for prepay percentages of XXXX, 4.0000XXXX, 3.0000XXXX, 3.0000XXXX, 3.0000XXXX, which exceeds the max allowable.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Underdisclosure is minor and due to a DSI calculation payment stream issue. Fee itemization is in line.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Mortgagors requirement to maintain adequate insurance at the mortgagor's own expense, Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty (XXXX Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than XXXX. Loan contracts for an interest rate of 11.9500XXXX.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX  which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Final TIL Finance Charge Under Disclosed: It appears a lower Index was used at origination than the 4.49XXXX Index available within the look-back period.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver							2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Government Documentation - Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents) [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents)							2	[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[3] Government Documentation - Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents) [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Government Documentation - Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents)							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.		REVIEWER - GENERAL COMMENT (XXXX): Unable to clear with documentation provided. Disclosure date is missing.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX  is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
																				[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization does not reflect tax service charge of XXXX as prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Government Documentation - Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents)
[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided
[3] Government Documentation - Missing Document: HUD/VA 92900-A not provided
[3] Application / Processing - Missing Document: Missing Final 1003
[3] Government Documentation - Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents)
[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: XXXX 4 Family	2	[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.			Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[3] Government Documentation - FHA - Amendatory Clause is not compliant.: Disclosure: FHA - Amendatory Clause (Government Documents) [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Government Documentation - Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents)							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.6026XXXX is in excess of the allowable maximum of XXXX of the Original Loan Amount. FNMA Finance Charge total XXXX on a Original Loan Amount of XXXX vs. an allowable total of XXXX (an overage of XXXX or .6026XXXX).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXXwhich is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX .						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine due to missing itemization of amount financed	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		3									3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.					Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (T-42 Endorsement Not Obtained): XXXX Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the XXXX T-42.1 endorsement. (The loan is a XXXX Section 50 (a)(6) home equity loan.)			State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain XXXX 50(a)(6) exceptions at closing.)			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2		[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Daily simple Interest-365/365 Note		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2									2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: XXXX	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - RESPA - Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 1203) Without Cure: RESPA (2010): XXXX tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	Federal Compliance - RESPA (2010) - XXXX Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: XXXX 2 Family							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application. [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

																							Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[3] Application / Processing - Missing Document: Missing Final 1003							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.
[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.					Tested	TR Tested	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	REVIEWER - GENERAL COMMENT (2019-01-10): Unable to clear exception, HUD provided is a duplicate of HUD previously provided.
REVIEWER - GENERAL COMMENT (2019-01-10): HUD provided with trailing documents not signed or certified final.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	UTD UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	2	[2] State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): XXXX Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided: XXXX  Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
																				[2] State Compliance - XXXX Consumer Mortgage Protection Act (Counseling Agencies List): XXXX Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.			State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting. State Compliance - XXXX Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Approval used an index of 3.06XXXX, available for our look back period the index is 3.2XXXX.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																				[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Closing instructions indicate the index used at origination was XXXX, however the lowest index available within the look-back period is XXXX.		Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Closing / Title - Note Error: Note grace period days less than minimum per state
[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Closing / Title - Note Error: Note grace period days less than minimum per state: 5 days grace period is less than the 10 days minimum per state of XXXX.
																					State Compliance - Note Error: Note late charge percentage exceeds maximum per state: 1XXXX late charge exceeds the XXXX maximum per state of XXXX.		Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements: PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment charge for OH loan is XXXX - note states XXXX , XXXX, XXXX. Lender is CitiFinancial, Inc.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance UTD	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.
[2] State Compliance - XXXX  CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the attorney fee of XXXX0 as a prepaid finance charge.	State Compliance - XXXX CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

																							Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other		2		[3] Application / Processing - Missing Document: Missing Final 1003							2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXXXX.						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Construction-Permanent	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		1		[1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																				[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term		2									2	[2] Miscellaneous Compliance - Initial TIL not provided						-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	UTD	Refinance UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX  used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date ofXXXX  which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																				[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation		2		[3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1		[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided							1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		2									2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXXX is underdisclosed from calculated Finance Charge of XXXX in the amount of XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the escrow service fee of XXXX as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: HUD is considered Estimated due to Escrow Pad Fee of XXXX0 on HUD.				Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - XXXX  Consumer Mortgage Protection Act (Counseling Agencies List Timing): XXXX  Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	State Compliance - XXXX Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - XXXX  Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	UTD UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Prepayment Penalty: XXXX Prepayment Penalty: Maximum calculated prepay of XXXX exceeds the state maximum of XXXX of the original balance (XXXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - XXXX  First Lien Late Charge Grace Period Testing: XXXX  Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

																							Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA		No	TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance UTD	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of XXXX does not match Calculated P&I of XXXX [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	Credit Insurance included in P&I and Elevate the loan for CHD Review.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - XXXX Home Loan (Late Charge): XXXX Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.XXXX or a grace period less than 15 days.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	State Compliance - XXXX Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of XXXX high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan. Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the XXXX Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The XXXX amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			Late Charge	C	C
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	UTD UTD	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																							Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX.
																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Rate/Term	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	3	[3] Federal Compliance - Missing Closing Disclosure: No Document Used For Fee Testing: Missing Final Closing Disclosure. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XXXX used as disbursement date for compliance testing.
																				[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.			Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TNR Testing Not Required	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.5673XXXX or Final Disclosure APR of 8.5670XXXX is in excess of allowable threshold of APOR 3.9XXXX + XXXX, or 5.4800XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of XXXX exceeds tolerance of XXXX.00.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of XXXX exceeds tolerance of XXXX.  Insufficient or no cure was provided to the borrower. (7725)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (77163)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence appraisal was sent to Borrower
Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: Cure of XXXX was reflected, which is insufficient to cure Title-Document Preparation Fee of XXXX; Title-Abstract/Title Search fee of XXXX. Additional cure required of XXXX required.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as XXXX on LE dated XXXX, but disclosed as XXXX on Final Closing Disclosure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was not disclosed on the Loan Estimate and was paid to a Broker Affiliate.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as XXXX on LE dated XXXX, but disclosed as XXXX on Final Closing Disclosure. Fee is paid to a Broker Affiliate.	REVIEWER - CURED COMMENT (XXXX): Lender provided LOE, proof of delivery, copy of refund check, and corrected CD.
REVIEWER - CURED COMMENT (XXXX): Lender provided [Redact] credit at closing for increase in Closing Costs above legal limit.
REVIEWER - CURED COMMENT (XXXX): Lender provided LOE, proof of delivery, copy of refund check, and corrected CD.
REVIEWER - CURED COMMENT (XXXX): Lender provided LOE, proof of delivery, copy of refund check, and corrected CD.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	2	[2] Application / Processing - 1003 Error: Citizenship Source Documentation was not provided	Borrower has provided EAD card which expired in XXXX. Application for renewal and evidence of receipt from the US Dept of Immigration has been provided, however, the new EAD has not been provided. Settlement date is XXXX, authorization to work was not valid at the time of consummation. Please provide the new EAD documentation extended through XXXX.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.5660XXXX or Final Disclosure APR of 6.5620XXXX is in excess of allowable threshold of APOR 4.0XXXX + XXXX, or 5.5600XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - Federal HPML 2014 Compliant: Costs and fees have been verified as captured. The loan is higher priced.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Evidence of a cure in the amount of XXXX  for the under disclosure of the transfer tax has not been provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer tax was disclosed on the LE as XXXX. The actual charge to the borrower was XXXX LE should have rounded up to XXXX. Evidence of a cure has not been provided.	REVIEWER - CURED COMMENT (XXXX): Lender provided LOE, proof of delivery, copy of refund check, and corrected CD.
REVIEWER - CURED COMMENT (XXXX): Lender provided LOE, proof of delivery, copy of refund check, and corrected CD.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	XXXX months reserves > XXXX months guideline minimum -

Additional income from NPS has not been considered.  Compensating factor only.

																								Borrower has XXXX satisfactory mortgage history, exceeds product requirement of XXXX.		FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.3286XXXX or Final Disclosure APR of 8.3290XXXX is in excess of allowable threshold of APOR 3.9XXXX + XXXX, or 5.4600XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.	Federal Compliance - Federal HPML 2014 Compliant: Interest rate per note and final CD is XXXX. Final CD reflects APR XXXX.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	XXXX DTI on this full documentation loan < XXXX guideline max - XXXX below program guideline maximum

XXXX representative FICO score > XXXX guideline minimum - XXXX points above guideline minimum

																								Borrowers made a down payment of XXXX from their own funds on this purchase transaction.		FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/05/07/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 06/14/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/06/14/XXXX)
																				[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/14/XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/14/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Proof of appraisal receipt was not provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	XXXX DTI on this Full documentation loan < XXXX guideline max -XXXX below program guideline maximum XXXX representative FICO score > XXXX guideline minimum - XXXX points above guideline minimum XXXX months reserves > XXXX months guideline minimum - borrowers have verified reserves of XXXX Borrower on this Full documentation loan has a disposable income of XXXX>XXXX		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.777XXXX or Final Disclosure APR of 6.7780XXXX is in excess of allowable threshold of APOR 4.0XXXX + XXXX, or 5.5100XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/13/XXXX)	Federal Compliance - Federal HPML 2014 Compliant: The Note rate is 6.7XXXX.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of delivery was not provided.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/12/26/XXXX) [2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No evidence of timely delivery was provided. Federal Compliance - TRID Esign Consent Agreement Status: No evidence of borrower consent was provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	XXXX representative FICO score > XXXX guideline minimum - XXXX points above guideline minimum Borrower on this Full documentation loan has a disposable income of XXXX. Exceeds minimum required of XXXX.		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.2840XXXX or Final Disclosure APR of 7.2880XXXX is in excess of allowable threshold of APOR 3.9XXXX + 2.XXXX, or 6.4600XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary XXXX)
[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.	Federal Compliance - Federal HPML 2014 Compliant: The Note rate is 7.2XXXX.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of delivery was not provided.
Federal Compliance - TRID Esign Consent Agreement Status: Evidence of borrower's date of consent was not provided.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	XXXX DTI on this Full documentation loan <XXXX guideline max - XXXX below program guideline maximum Borrower on this Full documentation loan has a disposable income of XXXX > XXXX		FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XXXX exceeds Guideline total debt ratio of XXXX.	Missing business transcripts on 4 of borrower's 5 businesses; only provided for Charlie P. Holdings LP. This exception was approved by the lender. Lender provided guideline exception to allow DTI to exceed XXXX , approved up to XXXX, based on compensating factors.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive. REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1				1					XXXX representative FICO score > XXXX guideline minimum - XXXX points above guideline minimum. Borrower on this Full Income documentation loan has a disposable income of XXXX. Exceeds minimum required of XXXX.		-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.9145XXXX or Final Disclosure APR of 6.9380XXXX is in excess of allowable threshold of APOR 4.0XXXX + 2.XXXX, or 6.5600XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: Cure of XXXX was reflected, which is insufficient to cure Tax Service Fee and Credit Report Fee. Total cure required of XXXX. There is XXXX tolerance violation for the Tax Service Fee and XXXX tolerance violation for the Credit Report Fee.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as XXXX on LE dated 08/22/XXXX, but disclosed as XXXX on Final Closing Disclosure.	REVIEWER - CURED COMMENT (XXXX): Cure provided on Final CD	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower on this full documentation loan has a disposable income of XXXX. Guidelines require XXXX.		FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.7612XXXX or Final Disclosure APR of 6.7700XXXX is in excess of allowable threshold of APOR 4.0XXXX + 2.XXXX, or 6.5600XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Assumption. (Final XXXX)	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Final Closing Disclosure Assumption: Note contains assumption language.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	XXXX months reserves > XXXX months guideline minimum - borrowers have verified reserves of XXXX. XXXX% DTI on this full documentation loan < XXXX guideline max - XXXX below program guideline maximum		FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	3	1	1	3	[3] State Compliance - (State HPML) XXXX Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): XXXX Higher-Priced Loan: APR on subject loan of 8.5974XXXX or Final Disclosure APR of 8.5970XXXX is in excess of allowable threshold of APOR 4.0XXXX + 2.XXXX, or 6.5600XXXX. Compliant Higher Priced Loan.
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.5974XXXX or Final Disclosure APR of 8.5970XXXX is in excess of allowable threshold of APOR 4.0XXXX + 2.XXXX, or 6.5600XXXX.  Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXX disclosed a Closing Date that did not match the actual date of consummation. (Final/12/26/XXXX)
[2] Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: ESIGN Act - Loan Estimate provided on XXXX was electronically provided prior to borrower's consent to receive electronic disclosures. (Initial/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of XXXX exceeds tolerance of XXXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of XXXX exceeds tolerance of XXXX.  Sufficient or excess cure was provided to the borrower at Closing. (7580)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)	State Compliance - (State HPML) XXXX Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Final CD disclosed an APR of XXXX, which is XXXX above the allowable state threshold.
Federal Compliance - Federal HPML 2014 Compliant: Final CD disclosed an APR of XXXX, which is XXXX above the allowable federal threshold.
Federal Compliance - TRID Final Closing Disclosure Closing Date: Final CD reflects a closing date of XXXX and a disbursement date of XXXX; however, borrower did not sign until XXXX and Notary date matches consummation date of XXXX.
Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: Envelope sent on XXXX and the Certified Delivered date was XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: There was an increase on the Final CD to the transfer tax fee of XXXX without a valid change of circumstance. Cure on final CD was sufficient to cover the overage.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: There was an increase on the Final CD to the tax service fee of XXXX without a valid change of circumstance. Cure on final CD was sufficient to cover the overage.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: There was an increase on the Final CD to the credit report fee of XXXX without a valid change of circumstance. Cure on final CD was sufficient to cover the overage.	State Compliance - (State HPML) XXXX Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than XXXX for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																							Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative	33.5XXXX DTI on this Full documentation loan < 5XXXX guideline max - 16.XXXX below program guideline maximum 7XXXX LTV < 8XXXX guideline max		State HPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XXXX disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/XXXX)	Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: Due to incorrect margin of XXXX disclosed on the Final Closing Disclosure. Margin was corrected on post close CD dated XXXX to XXXX. Letter of explanation of the changes to the borrower was provided.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: A post close Closing Disclosure dated XXXX disclosed the corrected amount of XXXX for payment stream 4. Letter of explanation of the changes to the borrower was provided.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: A post close Closing Disclosure dated XXXX disclosed the corrected amount of XXX for payment stream 3. Letter of explanation of the changes to the borrower was provided.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: A post close Closing Disclosure dated XXXX disclosed the corrected amount of XXXX for payment stream 2.
Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: Disclosure reflects TIP of XXXX but calculated TIP is XXXX%. Used Index Value = (XXXX) per Transmittal document in file.	REVIEWER - CURED COMMENT (XXXX): Margin was corrected on post close CD dated [Redacted] to [Redact] Letter of explanation of the changes to the borrower was provided.
REVIEWER - CURED COMMENT (XXXX): A post close Closing Disclosure dated  [Redacted]  disclosed the corrected amount of  [Redacted]  for payment stream 4. Letter of explanation of the changes to the borrower was provided.
REVIEWER - CURED COMMENT (XXXX): A post close Closing Disclosure dated  [Redacted]  disclosed the corrected amount of  [Redacted]  for payment stream 3. Letter of explanation of the changes to the borrower was provided.
REVIEWER - CURED COMMENT (XXXX): A post close Closing Disclosure dated  [Redacted]  disclosed the corrected amount of  [Redacted] for payment stream 2. Letter of explanation of the changes to the borrower was provided.
REVIEWER - CURED COMMENT (XXXX): A post close Closing Disclosure dated [Redacted] disclosed the corrected TIP of 89.529%. Letter of explanation of the changes to the borrower was provided.	Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	XXXX% DTI on this Full documentation loan < XXXX guideline max - XXXX below program guideline maximum Borrower on this Full documentation loan has a disposable income of XXXX > XXXX minimum required.		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Deposit: TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on XXXX did not disclose the Deposit. (Final/XXXX)
[2] Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: ESIGN Act - Loan Estimate provided on XXXX was electronically provided prior to borrower's consent to receive electronic disclosures. (Interim/XXXX)
																				[2] Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: ESIGN Act - Loan Estimate provided on XXXX was electronically provided prior to borrower's consent to receive electronic disclosures. (Initial/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of the delivery date was not provided. Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Deposit: This field requires a numeric entry. Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: Evidence of an earlier consent date was not provided. Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: Evidence of an earlier consent date was not provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Deposit: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX% + XXXX, or XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)
[2] Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: ESIGN Act - Loan Estimate provided on XXXX was electronically provided prior to borrower's consent to receive electronic disclosures. (Initial/XXXX)	Federal Compliance - Federal HPML 2014 Compliant: The Note rate is XXXX.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence for date of delivery.
Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: Evidence of an earlier consent date was not provided.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Refinance Rate/Term	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender approved exception to allow rental income to be used without required lease agreements. Borrower has short term rentals listed on Schedule E but these are not long term leases as required by the guidelines.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Secondary XXXX)
																				[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence of appraisal delivery to borrower. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence of appraisal delivery to borrower.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	56.XXXX LTV < 90.0XXXX guideline max Residual income of XXXX exceeds guideline minimum of XXXX		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXX disclosed a Closing Date that did not match the actual date of consummation. (Final/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Lender re-designated loan as Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal delivery was not located in the images.
Federal Compliance - TRID Final Closing Disclosure Closing Date: The Final Closing Disclosure disclosed a Closing date of XXXX and the borrower's closed on 3/21/18.
																					Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Lender provided a XXXX cure which is sufficient to cure.		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative	21.08XXXX DTI on this Full documentation loan < 5XXXX guideline max - 28.9XXXX below program guideline maximum XXXX LTV < 9XXXX guideline max - XXXX more equity than required by program guidelines		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	Higher Priced QM	3	1				1				3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX% + XXXX, or XXXX. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Federal HPML 2014 Compliant: The Note rate is XXXX.		Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	XXXX% LTV <XXXX guideline max. FICO greater than XXXX to allow for 2 months reserves.		FHPML - Compliant	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - XXXX 2014 - XXXX Points and Fees: XXXX 2014 XXXX Points and Fees Test. Points and Fees on subject loan of XXXX is in excess of the investor allowable maximum of XXXX of the Federal Total Loan Amount. Points and Fees total XXXX on a Federal Total Loan Amount of XXXX vs. an investor allowable total of XXXX (an overage of XXXX or XXXX).
[2] Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: ESIGN Act - Loan Estimate provided on XXXX was electronically provided prior to borrower's consent to receive electronic disclosures. (Interim/XXXX)
																				[2] Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: ESIGN Act - Loan Estimate provided on XXXX was electronically provided prior to borrower's consent to receive electronic disclosures. (Initial/XXXX)	Federal Compliance - XXXX 2014 - XXXX Points and Fees: Points and Fees > XXXX Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: Evidence of earlier consent was not provided. Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: Evidence of earlier consent was not provided.			Borrower has employment stability for 19 years in Law Enforcement. Borrower on this Full documentation loan has a disposable income of XXXX		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Guideline Issue - Lone Star residual income requirement not met.	Residual income insufficient to meet minimum requirement of XXXX. Lender exception on file.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1				2	[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided onXXXX disclosed a Closing Date that did not match the actual date of consummation. (Final/XXXX) [2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided onXXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XXXX)	Federal Compliance - TRID Final Closing Disclosure Closing Date: Consummation date of XXXX. Notice of right to cancel signed XXXX. Final Closing Disclosure reflects a closing Date ofXXXX. Provide a post-close CD correcting the closing date and disbursement date and a copy of the letter of explanation to the borrower disclosing the changes made. Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: Cure of XXXX provided is not sufficient to cure Recording Fee XXXX violation.		Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	XXXX/XXXX months plus for all REO financed. LTV is XXXX less than the max allowed of XXXX.		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX + XXXX, or XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary//XXXX)
[2] Federal Compliance - XXXX 2014 - XXXX Points and Fees: XXXX 2014 XXXX Points and Fees Test. Points and Fees on subject loan of XXXX is in excess of the investor allowable maximum of XXXX of the Federal Total Loan Amount. Points and Fees total XXXX on a Federal Total Loan Amount of XXXX vs. an investor allowable total of XXXX (an overage of XXXX or XXXX).	Federal Compliance - Federal HPML 2014 Compliant: APR on subject loan of XXXX
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence appraisal sent to Borrower prior to closing.
Federal Compliance - XXXX 2014 - XXXX Points and Fees: Points and Fees > XXXX .	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	XXXX DTI on this Full documentation loan < XXXX guideline max. XXXX representative FICO score >XXXX guideline minimum - XXXX points above guideline minimum		FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - XXXX 2014 - XXXX Points and Fees: XXXX 2014 XXXX Points and Fees Test. Points and Fees on subject loan of XXXX% is in excess of the investor allowable maximum of XXXX of the Federal Total Loan Amount. Points and Fees total XXXX on a Federal Total Loan Amount of XXXX vs. an investor allowable total of XXXX (an overage of XXXX or XXXX%).
																				[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - XXXX 2014 - XXXX Points and Fees: Points and Fees > XXXX Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure for XXXX was provided which is sufficient to cure.	REVIEWER - CURED COMMENT (XXXX): Lender provided [Redact] credit at closing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	XXXX representative FICO score > XXXX guideline minimum - XXXX points above guideline minimum XXXX LTV < XXXX guideline max		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] State Compliance - (State HPML) XXXX Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): XXXX Higher-Priced Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX + XXXX, or XXXX. Compliant Higher Priced Loan.
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX + XXXX, or XXXX.  Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary XXXX)
[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.	State Compliance - (State HPML) XXXX Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): APR on subject loan of XXXX
Federal Compliance - Federal HPML 2014 Compliant: APR on subject loan of XXXX
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence the Appraisal was provided not located in the images.
Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: Title fees are listed in Section B but the provider is not listed on the SSPL. These fees should have been in Section C.	State Compliance - (State HPML) XXXX Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than XXXX for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																							Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	XXXX representative FICO score > XXXX guideline minimum - XXXX points above guideline minimum Borrower on this Full documentation loan has a disposable income of XXXX > XXXX minimum required.		State HPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XXXX exceeds Guideline total debt ratio of XXXX.	Lender approved exception to exceed max XXXX DTI.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary XXXX) [1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence of appraisal delivery to borrower. Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: Post close CD issued 4/3/XXXX reflects total accurate seller paid fees of XXXX. Letter of explanation of the changes to the borrower was also provided.	REVIEWER - CURED COMMENT (XXXX): Post close CD issued [Redact] reflects total accurate seller paid fees of [Redact] Letter of explanation of the changes to the borrower was also provided.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrower on this full documentation loan has a disposable income of XXXX > program requirement of XXXX. Max required LTV is 9XXXX less XXXX for non-warrantable condo. Actual LTV is 7XXXX. VOR reflects no lates since 10/XXXX.		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	3	2	[2] Miscellaneous - Credit Exception:	Loan amount exceeds XXXX and the appraisal has 5 comparables 3 of which are closed. Guidelines require 6 comparables with 4 closed. The lender approved this exception.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX + XXXX, or XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final XXXX)
[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XXXX received on or after the date the Closing Disclosure XXXX 12:00:00 AM was received. (InterimXXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - Federal HPML 2014 Compliant: APR on subject loan of XXXX
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence of the delivery date.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: No cure found related to the XXXX% tolerance issue.
Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: Evidence of an earlier received date was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The appraisal fee cost was identified as XXXX on all LE's and the initial CD. The final CD shows XXXX. There is no VCC documentation provided. Violation amount is XXXX.	REVIEWER - CURED COMMENT (XXXX): Lender provided LOE, proof of delivery, copy of refund check, and corrected CD.
REVIEWER - CURED COMMENT (XXXX): Lender provided LOE, proof of delivery, copy of refund check, and corrected CD.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	XXXX in residual income, guidelines require XXXX 669 FICO score, guideline minimum is 620.		FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XXXX exceeds Guideline total debt ratio of XXXX.	Lender provided exception for DTI exceeding XXXX.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	2	[2] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XXXX	Appraisal Report was completed Subject To Completion per specs and plans. Final inspection was not provided.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive given that the appraiser indicated the property is XXXX% completed. it was just driveway and landscaping that needed to be completed.	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.2673XXXX or Final Disclosure APR of 7.2670XXXX is in excess of allowable threshold of APOR 4.4XXXX + 2.XXXX, or 6.9400XXXX. Compliant Higher Priced Mortgage Loan.
[3] State Compliance - (State HPML) XXXX Subprime (APR Exceeds Subprime Threshold): XXXX Subprime Loan: APR on subject loan of 7.2673XXXX or Final Disclosure APR of 7.2670XXXX is in excess of allowable threshold of USTreasury 3.150XXXX + XXXX , or 6.1500XXXX.  Compliant Subprime Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final /XXXX)
[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX.00 exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (75103)	Federal Compliance - Federal HPML 2014 Compliant: APR on subject loan of 7.2673XXXX
State Compliance - (State HPML) XXXX Subprime (APR Exceeds Subprime Threshold): APR on subject loan of 7.2673XXXX
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No evidence of timely delivery was provided.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Total Closing Cost were exceeded by XXXX.. Final Closing Disclosure did not reflect any amount.
Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: Borrowers used the vendor on SSPL, (XXXX) for title services, however, some fees were listed on section C instead of section B of the Final Closing Disclosure.  Title -  Lender’s Title Insurance Fee of XXXX was paid to XXXX
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Subject property was new construction as reflected in contract of sale. Initial Loan Estimate issued XXXX did not disclose Appraisal Re-Inspection Fee. Change of Circumstance issued 4/4/XXXX not supported. Final Closing Disclosure reflects Appraisal Re-Inspection fee of XXXX..	REVIEWER - CURED COMMENT (XXXX): Lender provided LOE, proof of delivery, copy of refund check, and corrected CD.
REVIEWER - CURED COMMENT (XXXX): Lender provided LOE, proof of delivery, copy of refund check, and corrected CD.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - (State HPML) XXXX Subprime (APR Exceeds Subprime Threshold): Assignee liability is unclear.  Purchasers and assignees of XXXX mortgage loans would not appear to be liable for violations of the Act. However, effective XXXX, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	12.60 months reserves > 6 months guideline minimum - borrowers have verified reserves of XXXX

Borrower on this Full Income documentation loan has a disposable income of XXXX. Exceeds minimum required of XXXX

																								Borrowers made a down payment of XXXX from their own funds on this purchase transaction.		State HPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender granted two exceptions to guidelines - (1) Rental income from vacating residence was used to offset the Mortgage payment. Guidelines require borrower to have a XXXX equity in the vacating property. Appraisal shows borrower has XXXX equity. Exception was approved by the lender. Compensating factors sited: Residual income, reserves, LTV and housing payment; (2) Lender exception approval for XXXX GMC Lease payment missing was approved. Compensating factor is LTV, excellent housing payment history and reserves.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (73196)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification of appraisal deliver date to borrower was not provided. Acknowledgment on file does not confirm receipt.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Insufficient cure found related to the XXXX% tolerance issues.
																					Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD is not rebaselining because it was issued more than 7 business days from consummation. Under the TRID rule, a Loan Estimate is the disclosure primarily used to reset tolerances. Because the final revised Loan Estimate must be received by the consumer no later than four business days before consummation, the Commentary to the TRID rule under 19(e)(4)(ii) includes a provision under which a creditor may use a Closing Disclosure to reset tolerances if “there are less than four business days between the time” a revised Loan Estimate would need to be provided and consummation. In the case here, consummation occurs on XXXX with the CD being received on XXXX. Given the receipt is not less than four business days from consummation, the fee does not rebaseline	REVIEWER - CURED COMMENT (XXXX): Lender provided LOE, proof of delivery, copy of refund check, and corrected CD. REVIEWER - GENERAL COMMENT (XXXX): [Redact] The CD was issued on [Redact] (Thursday) and the Closing Date was disclosed as [Redact] (Friday). The CD was not issued within 7 days of consummation and the fees cannot be rebaselined. Issue remains. REVIEWER - CURED COMMENT (XXXX): Lender provided LOE, proof of delivery, copy of refund check, and corrected CD.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	XXXX representative FICO score > XXXX guideline minimum -XXXX points above guideline minimum XXXX LTV < XXXX guideline max - XXXX more equity than required by program guidelines		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary XXXX)
[2] Federal Compliance - XXXX 2014 - XXXX  Points and Fees: XXXX 2014 XXXX  Points and Fees Test.  Points and Fees on subject loan of 3.7793XXXX is in excess of the investor allowable maximum of  3.0000XXXX of the Federal Total Loan Amount. Points and Fees total XXXX on a Federal Total Loan Amount of XXXX vs. an investor allowable total of XXXX (an overage of XXXX or .7793XXXX).
																				[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Proof of appraisal receipt 3 days prior to, or at closing, was not provided. Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: Seller paid title fees reflected in section H and should have been disclosed in section B or C of the Final Disclosure. Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	XXXX representative FICO score > XXXX guideline minimum - XXXX points above guideline minimum Borrower has employment stability for XXXX years in the XXXX.		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.3680XXXX or Final Disclosure APR of 6.3680XXXX is in excess of allowable threshold of APOR 4.XXXX + XXXX, or 5.9500XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXX disclosed a Closing Date that did not match the actual date of consummation. (Final XXXX)	Federal Compliance - Federal HPML 2014 Compliant: APR on subject loan of XXXX
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Proof of appraisal receipt 3 days prior to, or at closing, was not provided.
Federal Compliance - TRID Final Closing Disclosure Closing Date: Final CD reflects Closing Date of XXXX, but transaction consummation (mortgage notary) date was XXXX.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																							Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative	7.50 months reserves > 3 months guideline minimum. Borrower on this full documentation loan has a disposable income of XXXX with XXXX being required. LTV 7XXXX versus maximum allowable of XXXX.		FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.0263XXXX or Final Disclosure APR of 9.0260XXXX is in excess of allowable threshold of APOR 4.6XXXX + XXXX, or 6.1200XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Federal Compliance - Federal HPML 2014 Compliant: APR on subject loan of 9.0263XXXX
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence valuation delivered to Borrower prior to closing.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	12.7XXXX DTI on this full documentation loan < 50.0XXXX guideline max. 67.99 months reserves > 6 months guideline minimum.		FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	2	2	[2] Application / Processing - 1003 Error: Citizenship Source Documentation was not provided	Permanent Resident card in file expired on XXXX. Visa in file expires XXXX. The borrower petitioned to remove conditions on residence, however the documentation estimates 17.5 to 19 months of estimated time range. Unable to verify borrower's legal status.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)
[2] Federal Compliance - TRID Alternate Table Usage: TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XXXX)
[2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure:  Seller Closing Disclosure not located in the file. (Final/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Federal Compliance - TRID Alternate Table Usage: Page 1 of the Closing Disclosure dated XXXX was with out seller. Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Final Closing disclosure did not disclose the Closing Costs that exceeded the legal limit for XXXX tolerance violations. Federal Compliance - TRID Seller Closing Disclosure: Seller CD not found Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Lender re-baselined fees on an interim CD outside of 7 days of consummation.	REVIEWER - CURED COMMENT (XXXX): Lender provided LOE, proof of delivery, cop of refund check, and corrected CD.
REVIEWER - GENERAL COMMENT (XXXX): [Redact] Lender issued a CD when they should have issued an LE.  The CD may have been issued when the loan was locked, but to rebaseline the fees, the lender was required to issue a Loan Estimate. Issue remains.
Note: Effective J[Redact], creditors will be able to use a CD to reflect increases in fees for purposes of determining whether an estimated closing cost was disclosed in good faith, regardless of whether there are less than four business days between consummation and when the disclosure is provided as long as the revised CD is issued within 3 days of the valid changed circumstance or a revision requested by the consumer
REVIEWER - CURED COMMENT (XXXX): Lender provided LOE, proof of delivery, cop of refund check, and corrected CD.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Alternate Table Usage: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	XXXX DTI on this full documentation loan < XXXX guideline max - XXXX below program guideline maximum. XXXX representative FICO score > XXXX guideline minimum - XXXX points above guideline minimum.		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Plumbing Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: This appears due to the index available to reviewer in the look-back table. Review used the lowest look-back index available of XXXX Lender's Lender appears to have used the index available at the time of original lock for a program change to an ARM onXXXX of XXXX . Testing should be done using the lower index.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Cure for the Plumbing Inspection Fee for XXXX, Structural Inspection Fee of XXXX and Well Inspection Fee of XXXX was not provided. Violation amount is  XXXX. Th transfer taxes were seller paid which is customary in the state of XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was not disclosed on Loan Estimate. This fee did not show up until the final CD. There is no VCC provided. Violation amount is XXXX.	REVIEWER - CURED COMMENT (XXXX): Lender provided LOE, proof of delivery, copy of refund check, and corrected CD.
REVIEWER - GENERAL COMMENT (XXXX): [Redact] Lender provided LOE and corrected CD. This issue was not addressed on corrected CD.
REVIEWER - GENERAL COMMENT (XXXX): [Redact] While the TRID rule allows us to consider "all the relevant facts and circumstances" in determining whether a borrower was given the opportunity to shop, the fact that the inspection fees were never previously disclosed to the borrower on any LEs or the initial CD, with no other supporting evidence that borrower could shop, does not allow for us to consider these inspection fees as shoppable. While the attestation from title states the providers for the inspections were chosen by the borrower, it does not state whether the inspection services were further outsourced by [Redact]. With attestation from[Redact] that they further outsourced the inspections services, we can consider these fees as part of the no tolerance category along with the other title fees. If [Redact] did not outsource these services, the fees are subject to a XXXX tolerance as they were not previously disclosed to the borrower prior to closing.
																						REVIEWER - CURED COMMENT (XXXX): Lender provided LOE, proof of delivery, copy of refund check, and corrected CD.	Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	2	2	[2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: XXXX [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XXXX exceeds Guideline total debt ratio of XXXX.	An appraisal re-inspection is required due to the subject located in a FEMA disaster area. Provide a re-inspection completed by the original appraiser on form 1004D or 442 and include interior and exterior photos. The appraiser must certify the subject area and the subject property have both running water and power, the property is not damaged, and the appraiser must include a statement that the property is currently occupied. Exception located in file for over XXXX dti	REVIEWER - WAIVED COMMENT (XXXX): Lender provided inspection dated [Redact] showing no damage to subject after FEMA disaster but prior to FEMA Disaster end date. Client elects to waive. REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower at least 3 business days before closing was not provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	49.7XXXX LTV < 90.0XXXX guideline max. Significant excess residual income of XXXX.		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of 7.5170XXXX is in excess of allowable threshold of APOR 4.5XXXX + 2.XXXX, or 7.0500XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - XXXX 2014 - XXXX Points and Fees: XXXX 2014 XXXX Points and Fees Test. Points and Fees on subject loan of 3.8532XXXX is in excess of the investor allowable maximum of 3.0000XXXX of the Federal Total Loan Amount. Points and Fees total XXXX on a Federal Total Loan Amount of XXXX vs. an investor allowable total of XXXX (an overage of XXXX or .8532XXXX).	Federal Compliance - Federal HPML 2014 Compliant: APR on subject loan of 7.516XXXX Federal Compliance - XXXX 2014 - XXXX Points and Fees: Points and Fees > XXXX	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	XXXX residual income, guidelines require XXXX.

XXXX months reserves > XXXX months guideline minimum - borrowers have verified reserves of XXXX

																								XXXX representative FICO score > XXXX guideline minimum - XXXX points above guideline minimum		FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.3063XXXX or Final Disclosure APR of 7.3060XXXX is in excess of allowable threshold of APOR 4.4XXXX + XXXX, or 5.9800XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary XXXX)	Federal Compliance - Federal HPML 2014 Compliant: APR on subject loan of 7.3063XXXX
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing proof of delivery/receipt of appraisal to borrower	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	XXXX DTI on this Tier 2 documentation loan < XXXX guideline max -XXXX below program guideline maximum XXXX months reserves > XXXX months guideline minimum		FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary XXXX)
[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower within required time frame was not provided. Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan was a broker loan and could not locate a copy of the LO compensation disclosure.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include XXXX, in the case of an individual transaction, or the lesser of XXXX or XXXX of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of XXXX or XXXX), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																							Effective XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.	XXXX DTI on this (Documentation Type) documentation loan < XXXX guideline max - XXXX below program guideline maximum XXXX representative FICO score > XXXX guideline minimum - XXXX points above guideline minimum		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:XXXX)
[2] Federal Compliance - XXXX 2014 - XXXX  Points and Fees: XXXX 2014 XXXX  Points and Fees Test.  Points and Fees on subject loan of 4.6997XXXX is in excess of the investor allowable maximum of  3.0000XXXX of the Federal Total Loan Amount. Points and Fees total XXXX on a Federal Total Loan Amount of XXXX vs. an investor allowable total of XXXX (an overage of XXXX or XXXX).
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee.  Fee Amount of XXXX exceeds tolerance of XXXX.  Sufficient or excess cure was provided to the borrower at Closing. (XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided. Appraisal acknowledgment provided is insufficient as it does not confirm appraisal delivered to borrower.
Federal Compliance - XXXX 2014 - XXXX  Points and Fees: Points and Fees > XXXX
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Cure provided at closing
																					Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Cure provided at closing.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	11.26 months reserves > 3 months guideline minimum - borrowers have verified reserves of XXXX XXXX DTI on this (Documentation Type) documentation loan < 5XXXX guideline max - XXXX below program guideline maximum		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XXXX exceeds Guideline total debt ratio of XXXX. [2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXXX is less than Guideline representative FICO score of XXXX.	Approved exception request was provided Lender made exception for FICO score.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive. REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type XXXX)
[2] Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Loan originated post XXXX, the subject property is in a flood zone, flood insurance is not escrowed.
																				[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXX, Most Recent Tax Return End Date XXXX, Tax Return Due Date XXXX. (XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is no proof in file of when appraisal was sent to the borrower. Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: This is a condo and the flood insurance is part of the master policy. Federal Compliance - Self-Employed Tax Return Recency - ATR: Tax return extension for XXXX was provided		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	48.37 months reserves > 6 months guideline minimum - borrowers have verified reserves of XXXX Borrower on this full documentation loan has a disposable income of XXXX> required XXXX. Borrower's have been employed 6 & 9 years with current employers		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	2	[2] Guideline Issue - Borrower is a First Time Home Buyer and payment shock is greater than XXXX and exceeds guidelines. [2] Property Eligibility - Site and Utilities - XXXX Water Contamination: Property is located in XXXX and could be subject to contaminated water. Files does not contain evidence that water supply is serviced by a non-municipal water source (well water supply), or evidence from an independent water quality analysis that confirms that water is free of all known environmental and safety hazards	Lender approved exception to allow payment shock of XXXX over XXXX max allowed for first time home buyer. No evidence that water is free from contaminants has been provided.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive. REVIEWER - GENERAL COMMENT (XXXX): [Redact] The date of the initial disaster is immaterial and proof the water is free of any hazards is required. REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX% + XXXX or XXXX Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Federal Compliance - Federal HPML 2014 Compliant: Note rate is XXXX
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Actual receipt of appraisal was not provided.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrower on this full documentation loan has a disposable income of XXXX Over 24 months of 0x30 payment history when only 12 months are required.		FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	3	2	[2] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXXX, Credit Report: Original // Borrower: XXXX [2] Guideline Issue - Borrower is a First Time Home Buyer and payment shock is greater than XXXX and exceeds guidelines.	Credit documentation must be dated within 90 days of closing. Credit report in file is dated XXXX. Lender approved exception to allow payment shock of XXXX over max allowed of XXXX	REVIEWER - GENERAL COMMENT (XXXX): Seller comment states that the Credit report is only 88 days from the note date of [Redact] however the notary and signature dates are [Redact] and therefore the credit report is >90 days. Exception remains. REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive. REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX% is in excess of allowable threshold of APOR XXXX + XXXX, or XXXX Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/XXXX)
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower at closing.
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXX,  Most Recent Tax Return End Date XXXX, Tax Return Due Date XXXX. (XXXX)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXX,  Most Recent Tax Return End Date XXXX, Tax Return Due Date XXXX. (XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXX disclosed a Closing Date that did not match the actual date of consummation. (XXXX)	Federal Compliance - Federal HPML 2014 Compliant: Note rate is XXXX.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: File contains documentation verifying the borrower was provided with a copy of the appraisal on XXXX, prior to the revised appraisal report date of XXXX. Missing documentation verifying the borrower received a copy of the updated appraisal.
Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: Initial escrow account statement reflects initial deposit of XXXX. Final CD section G reflects XXXX.
Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: The disclosure was signed at closing but printed before closing
Federal Compliance - Self-Employed Tax Return Recency: Missing XXXX tax return extension for business.
Federal Compliance - Self-Employed Tax Return Recency: Missing XXXX tax return extension for business.
Federal Compliance - TRID Final Closing Disclosure Closing Date: Disclosure reflects Closing Date of XXXX, but transaction consummation (mortgage notary) date was 5/14/XXXX. Provide a post-close CD correcting the consummation date and a copy of the letter of explanation to the borrower disclosing the changes made.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative	2XXXX DTI on this full documentation loan < 4XXXX Borrower on this full documentation loan has a disposable income of XXXX> program requirement of XXXX		FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX% + XXXX, or XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/XXXX)	Federal Compliance - Federal HPML 2014 Compliant: Note Rate is 8.12XXXX
Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: Title - Notary Fee and Title - Title Doc Prep fee are shown on Seller CD in Section C but shown in Section B on final buyer CD. The provider was not listed on the SSPL and should have been in Section C.
Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: This was corrected on post close CD sent to the buyer.	REVIEWER - CURED COMMENT (XXXX): PCCD and LOE provided.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	21 months reserves > 3 months guideline minimum - borrowers have verified reserves of XXXX. Borrowers made a down payment of XXXX from their own funds on this purchase transaction.		FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX% + XXXX, or XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type: XXXX)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXX,  Most Recent Tax Return End Date XXXX, Tax Return Due Date XXXX. (XXXX)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXX, Most Recent Tax Return End Date XXXX, Tax Return Due Date XXXX. (XXXX less than 25 Percent)	Federal Compliance - Federal HPML 2014 Compliant: The Note rate is 7.0XXXX plus XXXX in finance charge applicable fees.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence of the delivery date.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Note: A XXXX extension was provided.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Note: A XXXX extension was provided..	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX% + XXXX, or XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type: XXXX)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type: XXXX)
[2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final XXXX)	Federal Compliance - Federal HPML 2014 Compliant: The Note rate is XXXX.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence of the delivery date.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of the delivery date was not provided.
Federal Compliance - TRID Seller Closing Disclosure: The seller's CD was not provided.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																							Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX% + XXXX, or XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type: XXXX)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXX, Most Recent Tax Return End Date XXXX, Tax Return Due Date XXXX. (XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence of appraisal delivery to borrower.
Federal Compliance - Self-Employed Tax Return Recency - ATR: XXXX tax return extension provided along with YTD P&L for XXXX, and XXXX.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX% + XXXX, or XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type: XXXX)
[2] Federal Compliance - TRID non-compliant: Missing Seller's Closing Disclosure.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Federal Compliance - Federal HPML 2014 Compliant: Note rate is XXXX
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt was not located in the loan file.
Federal Compliance - TRID non-compliant: Missing Seller's Closing Disclosure.: Seller's Closing Disclosure was not located in the file.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Cure for XXXX was reflected and is sufficient to cure.	REVIEWER - CURED COMMENT (XXXX): Lender provided copy of Seller CD.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																							Federal Compliance - TRID non-compliant: Missing Seller's Closing Disclosure.: TILA - 1yr affirmative,	Borrower has job stability for 4.85 years as an Vice President. Borrower on this Full documentation loan has a disposable income of XXXX > XXXX minimum required.		FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase	Higher Priced QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type: XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
																				[2] Federal Compliance - TRID Home Loan Toolkit Timing: Truth in Lending Act (2015): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence of appraisal delivery to the borrowers Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to locate evidence of the receipt of the disclosure at the application date in the loan file Federal Compliance - TRID Home Loan Toolkit Timing: Unable to locate evidence of the receipt of the disclosure at the application date in the loan file		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Home Loan Toolkit Timing: TILA - 1yr affirmative.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of XXXX.	Asset Total Qualifying Balance XXXX minus Cash from Borrower XXXX = Available for Reserves XXXX. XXXX months. No evidence or sourcing of EMD in file. Lender used their CGW waiver to approve this exception.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX% + XXXX, or XXXX. Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Federal Compliance - Federal HPML 2014 Compliant: Note rate is XXXX
																					Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Lender Tolerance cure XXXX.00 was provided at closing.		Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	35.5XXXX DTI on this full documentation loan < 50.0XXXX guideline max 681 credit score versus 660 minimum.		FHPML - Compliant	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX% + XXXX, or XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.	Federal Compliance - Federal HPML 2014 Compliant: Note rate is XXXX.
Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor: Appraisal has a 5 digit zip. Note reflects a 9 digit zip.
																					Federal Compliance - TRID Esign Consent Agreement Status: Missing proof of e-sign consent agreement with borrower when received electronic disclosures on CD		Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	13.54 mo reserves is > guideline requirement of 9 mo 683 credit score is > guideline requirement of 660 & exceeds by 23 pts		FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX% + XXXX, or XXXX. Compliant Higher Priced Mortgage Loan.
[3] State Compliance - XXXX Rate Spread Threshold Test Compliant: XXXX Rate Spread Home Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX% + XXXX, or XXXX.  Compliant Rate Spread Home Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type: XXXX)	Federal Compliance - Federal HPML 2014 Compliant: Note rate is XXXX
State Compliance - XXXX Rate Spread Threshold Test Compliant: Note rate is XXXX
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence of appraisal delivery to the borrower.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - XXXX Rate Spread Threshold Test Compliant: There is no Assignee Liability. However, note that a loan that violates the provisions on rate spread home loans will be declared usurious. Thus, the terms of loans held by an assignee could be affected in certain circumstances

																							Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			State HPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX% + XXXX, or XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Federal Compliance - Federal HPML 2014 Compliant: Note Rate is 7.37XXXX
Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: Seller paid Title Related Fees listed in Section H on final CD should have been listed in section C of Final CD.  Section H. disclosed - Seller paid Title- Closing/Settlement/Attorney Fee of XXXX, and Seller HOA Processing Fee of XXXX were paid to First Integrity Title. Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Lender provided a total of XXXX cure and is reflected on Final Closing Consumer CD as a Lender Credit for increase in Closing Cost above legal limit	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	XXXX DTI on this Full Income documentation loan < XXXX guideline max - XXXX below program guideline maximum

																								Borrower on this Full Income documentation loan has a disposable income of XXXX. Exceeds minimum required of XXXX.		FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type XXXX) [2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXX disclosed a Closing Date that did not match the actual date of consummation. (Final XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No evidence of timely delivery was provided. Federal Compliance - TRID Final Closing Disclosure Closing Date: Disclosure reflects Closing Date of XXXX, but transaction consummation (mortgage notary) date was 7/24/18. Provide a post-close CD and a copy of the letter of explanation to the borrower disclosing the changes made.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative	XXXX LTV < XXXX guideline max - XXXX more equity than required by program guidelines Borrowers have owned the subject property for XXXX years.		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type XXXX)
[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Lender re-designated loan as Safe Harbor QM.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No evidence that the appraisal was provided to the borrower prior to or at closing.
Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: Seller paid title fees reflected in section H and should have been disclosed in section B or C of the Final Disclosure. Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																							Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	XXXX months reserves > XXXX months guideline minimum - borrowers have verified reserves of XXXX. XXXX representative FICO score > XXXX guideline minimum - XXXX points above guideline minimum		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	2	2	[2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: XXXX	The subject property is located in XXXX county which is in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.	REVIEWER - WAIVED COMMENT (XXXX): Lender provided inspection dated [Redact] showing no damage to subject after FEMA disaster but prior to FEMA Disaster end date. Client elects to waive.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type: XXXX)
																				[2] Federal Compliance - Self Employed - Implicit Adherence: Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower's loan file contained tax returns that are not signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the IRS.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No evidence in file as to when, if ever, the borrowers received a copy of the appraisal. Lender to provide evidence of timely delivery. Federal Compliance - Self Employed - Implicit Adherence: All tax documents signed except HHC Consulting's XXXX initial filing 1120S.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	37.71XXXX DTI on this full documentation loan < XXXX guideline max - 7.28XXXX below program guideline maximum Borrower on this full documentation loan has a residual income of XXXX; guidelines require only XXXX per month.		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	2	2	[2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: XXXX [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XXXX exceeds Guideline total debt ratio of XXXX.	The subject property is located in XXXX which is in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date. Lender used CGW waiver to approve this exception.	REVIEWER - WAIVED COMMENT (XXXX): Lender provided inspection dated [Redact] showing no damage to subject after FEMA disaster but prior to FEMA Disaster end date. Client elects to waive. REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type: XXXX)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXX,  Most Recent Tax Return End Date XXXX, Tax Return Due Date XXXX. (XXXX)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXX,  Most Recent Tax Return End Date XXXX, Tax Return Due Date XXXX. (XXXX)
[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No evidence that the appraisal was provided to the borrower prior to or at closing.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Missing XXXX P&L for XXXX. Missing XXXX personal tax returns. Extension provided.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Missing XXXX P&L for XXXX. Missing XXXX personal tax returns. Extension provided.
																					Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: Seller paid title fees reflected in section H and should have been disclosed in section B or C of the Final Disclosure. Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	22.16 months reserves > 3 months guideline minimum - borrowers have verified reserves of XXXX Borrower has employment stability for 19.24 years in the XXXX.		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Lender re-designated loan as Safe Harbor QM. Federal Compliance - FACTA Disclosure Missing: The FACTA disclosure is missing.		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.	XXXX LTV < XXXX guideline max - XXXX more equity than required by program guidelines XXXX representative FICO score > XXXX guideline minimum - XXXX points above guideline minimum		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of XXXX.	Borrower is short reserves. Lender used CGW to overcome deficiency; score = 2.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX% + XXXX, or XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXX,  Most Recent Tax Return End Date XXXX, Tax Return Due Date XXXX. (XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXX disclosed a Closing Date that did not match the actual date of consummation. (Final XXXX)	Federal Compliance - Federal HPML 2014 Compliant: The Note rate is XXXX.
Federal Compliance - Self-Employed Tax Return Recency: Missing XXXX tax returns: 1040's and 1120's. Extensions are in file.
Federal Compliance - TRID Final Closing Disclosure Closing Date: The final Closing Disclosure reflects a Closing Date of XXXX, but the transaction consummation (mortgage notary) date was XXXX.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative	XXXX residual income, guidelines require XXXX minimum. Borrower owns 2 investment properties all of which are free and clear.		FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX + XXXX, or XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type: XXXX)
[2] Federal Compliance - TRID Home Loan Toolkit Timing: Truth in Lending Act (2015): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.
[1] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file showing when borrower received a copy of the preliminary appraisal.
Federal Compliance - TRID Home Loan Toolkit Timing: The file contains a 3 day acknowledgement signed on XXXX. File requires documentation of the sent to the borrower, such as a tracking sheet, log, etc. This issue remains open.
Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: Disclosure reflects TIP of XXXX but calculated TIP is XXXX, which is outside of XXXX tolerance. Used Index Value = XXXX%, index shown on Mavent report.	REVIEWER - WAIVED COMMENT (XXXX): Removed from scope based on [Redact]. Exception regraded to EV1-A	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Home Loan Toolkit Timing: TILA - 1yr affirmative.

																							Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	3	1				1				3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.1202XXXX or Final Disclosure APR of 8.1450XXXX is in excess of allowable threshold of APOR 4.2XXXX + XXXX, or 5.XXXXXXXX. Compliant Higher Priced Mortgage Loan.			Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase	N/A	2	2	[2] Miscellaneous - Credit Exception:	Lender approved to allow the purchase of an investment property where the borrower has 17 existing financed properties,this would be 18.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1				2	[2] Federal Compliance - Investment Property submitted as Non-QM / Exempt from ATR: Ability to Repay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Ability to Repay requirements.	Federal Compliance - Investment Property submitted as Non-QM / Exempt from ATR: Lender designated investment property as Non QM.			35.XXXX DTI on this full documentation loan <XXXX guideline max. Borrower on this full documentation loan has a disposable income of XXXX when XXXXX is required.		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase	Higher Priced QM	2	1				1				2	[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXX, Most Recent Tax Return End Date XXXX, Tax Return Due Date XXXX. (XXXX) [2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final XXXX)	Federal Compliance - Self-Employed Tax Return Recency: The file is missing the XXXX personal tax returns. Evidence of extension provided in file for XXXX. The file contained a copy of the XXXX and XXXX 1040's and business returns. Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: Policy in file shows annual premium of XXXX but Section F on final CD shows annual premium of XXXX. Escrow amount is correct.		Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Property Value: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXX disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final XXXX) [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Federal Compliance - TRID Final Closing Disclosure Property Value: The final CD reflects the most recent value of XXXX, however, the value of XXXX was used by the lender. (Prior purchase price XXXX was XXXX). Provide a post-close CD and a copy of the letter of explanation to the borrower disclosing the changes made.		Federal Compliance - TRID Final Closing Disclosure Property Value: TILA - 1yr affirmative			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XXXX not received by borrower at least four (4) business days prior to closing. (Interim XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of XXXX exceeds tolerance of XXXX.  Sufficient or excess cure was provided to the borrower. (XXXX)
[1] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XXXX received on or after the date the Closing Disclosure XXXX 12:00:00 AM was received. (Interim XXXX)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Lender sent letter to change loan designation to non-qm.
Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: Title fees are shown in Section B but the providers are not listed on the SSPL. These fees should have been in Section C.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: Evidence of earlier borrower receipt was not found in file.	REVIEWER - GENERAL COMMENT (XXXX): [Redact] received documentation indicating the mailbox rule was used therefore a receipt date of [Redact] is used. [Redact] is less than 4 business days from consummation therefore not meeting the requirement to received the revised LE 4 business days prior to consummation. As it is a timing exception a cure is not available.
REVIEWER - CURED COMMENT (XXXX): [Redact] received PCCD indicating principal reduction, LOE, and Payment History indicating cure. Exception Cured.
REVIEWER - WAIVED COMMENT (XXXX): Removed from scope based on [Redact]. Exception regraded to EV1-A	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Safe Harbor QM	2	2	[2] Public Records - Public Records/Collections/Charge Off does not meet guidelines.: Credit Report: Original // Public Record Type: Foreclosure / Balance: XXXX	Foreclosure dated XXXX is not seasoned 4 years at time of application. Lender used their CGW to approve this exception.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1				2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XXXX not accurate. (Final XXXX)	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: Post closing CD was provided showing correction to this fee to annual figure. Final cd dated XXXX shows this figure inaccurately doubled	REVIEWER - CURED COMMENT (XXXX): Lender provided LOE and corrected CD.	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	35.7XXXX DTI on this full documentation loan < 43.0XXXX guideline max - 7.2XXXX below program guideline maximum Borrower on this full documentation loan has a disposable income of XXXX. Minimum XXXX required.		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XXXX exceeds Guideline total debt ratio of XXXX.	Lender used their CGW to approve this exception.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.3856XXXX or Final Disclosure APR of 7.3860XXXX is in excess of allowable threshold of APOR 4.1XXXX + 2.XXXX, or 6.6400XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 54.2102XXXX  moderately exceeds the guideline maximum of 50.0XXXX. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXX,  Most Recent Tax Return End Date XXXX, Tax Return Due Date XXXX. (XXXX)

[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXX, Most Recent Tax Return End Date XXXX, Tax Return Due Date XXXX. (XXXX less than 25 Percent)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Lender used their CGW to approve this exception.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Do not have XXXX personal or business tax returns.
																					Federal Compliance - Self-Employed Tax Return Recency - ATR: Do not have XXXX personal or business tax returns.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	17.8 months reserves > 3 months guideline minimum - borrowers have verified reserves of XXXX. Borrower on this full documentation loan has disposable income of XXXX. Minimum XXXX required.		FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	1				1				3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.8335XXXX or Final Disclosure APR of 8.8320XXXX is in excess of allowable threshold of APOR 3.6XXXX + 2.XXXX, or 6.1400XXXX. Compliant Higher Priced Mortgage Loan.			Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase	Non QM	1	1				1				1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase	Higher Priced QM	2	1				1				2	[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXX, Most Recent Tax Return End Date XXXX, Tax Return Due Date XXXX. (XXXX) [2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXX, Most Recent Tax Return End Date XXXX, Tax Return Due Date XXXX. (XXXX)	Federal Compliance - Self-Employed Tax Return Recency: The file is missing the XXXX personal tax returns. Evidence of extension provided in file for XXXX. The file contained a copy of the XXXX and XXXX 1040's and business returns. Federal Compliance - Self-Employed Tax Return Recency: The file is missing the XXXX personal tax returns. Evidence of extension provided in file for XXXX. The file contained a copy of the XXXX and XXXX 1040's and business returns.					-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Limited Cash-out GSE	Higher Priced QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.8051XXXX or Final Disclosure APR of 6.8200XXXX is in excess of allowable threshold of APOR 4.3XXXX + XXXX, or 5.8000XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 1XXXX or XXXX.  Sufficient or excess cure was provided to the borrower. (XXXX)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 1XXXX or XXXX.  Insufficient or no cure was provided to the borrower. (XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of XXXX exceeds tolerance of XXXX.  Sufficient or excess cure was provided to the borrower. (XXXX)
[1] Federal Compliance - TRID Final Closing Disclosure Discount Point Percentage: TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on XXXX disclosed Discount Point percentage that does not match disclosed calculated percentage of loan amount. (Final XXXX)
[1] Federal Compliance - TRID Final Closing Disclosure Fee Terminology: TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on XXXX did not use the same fee terminology as the Loan Estimate. (Final XXXX)	Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided: .
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC was provided for increase or addition of the following fees:
Recording fee disclosed as XXXX on LE but XXXX on CD
- Title Courier/Express Mail/Messenger Fee was disclosed as XXXX on LE but XXXX on CD
- Title Reconveyance fee was not disclosed on the LE but XXXX on CD
- Title Recording Service Fee was not disclosed on the LE but XXXX on CD
- Title Wire/Funding/Disbursement fee was disclosed as XXXX on the LE but XXXX on CD
- Title Closing Coordination Fee was not disclosed on the LE but XXXX on CD
- Total violation of XXXX
Federal Compliance - TRID Final Closing Disclosure Discount Point Percentage: Final CD shows discount points of 0.XXXX, however shows fee amount of XXXX and calculated amount is XXXX.
Federal Compliance - TRID Final Closing Disclosure Fee Terminology: Fee disclosed as Attorney Fee on LE, but disclosed as Closing/Settlement/Attorney fee on final CD	REVIEWER - CURED COMMENT (XXXX): [Redact] received PCCD indicating cure, LOE, and Refund Check. Exception Cured.
REVIEWER - CURED COMMENT (XXXX): [Redact] received PCCD indicating cure, LOE, and Refund Check. Exception Cured.
REVIEWER - CURED COMMENT (XXXX): [Redact] received PCCD indicating cure, LOE, and Refund Check. Exception Cured.
REVIEWER - WAIVED COMMENT (XXXX): Removed from scope based on [Redact]. Exception regraded to EV1-A
REVIEWER - WAIVED COMMENT (XXXX): Removed from scope based on [Redact]. Exception regraded to EV1-A	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Discount Point Percentage: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Final Closing Disclosure Fee Terminology: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XXXX exceeds Guideline total debt ratio of XXXX.	Approval shows CGW approved for DTI over XXXX. Compensating factor used by lender is XXXX LTV XXXX LTV, however, for borrower to be able to use XXXX LTV, they would need 9 months of reserves and only have XXXX. Unable to waive due to lack of compensating factors.	REVIEWER - WAIVED COMMENT (XXXX): Client has elected to waive.	1				2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 53.8461XXXX moderately exceeds the guideline maximum of 50.0XXXX. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Approval shows CGW approved for DTI over 5XXXX. Compensating factor used by lender is XXXX LTV < 9XXXX LTV, however, for borrower to be able to use 9XXXX LTV, they would need 9 months of reserves and only have 3.91. Unable to waive due to lack of compensating factors.	REVIEWER - WAIVED COMMENT (2019-10-30): Client has elected to waive.		XXXX months reserves when XXXX months are required or XXXX. XXXX representative FICO score > XXXX guideline minimum - XXXX points above guideline minimum XXXX LTV < XXXX max allowed. Borrower on this full documentation loan has a disposable income of XXXX		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of XXXX.	Lender used their CGW to approve this exception.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.7839XXXX or Final Disclosure APR of 6.7840XXXX is in excess of allowable threshold of APOR 3.6XXXX + XXXX, or 5.1200XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type: XXXX)
																				[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Acknowledgement in file shows appraisal was provided to borrower on XXXX, however, the report date of the appraisal in the file is XXXX.		Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower on this full documentation loan has disposable income of XXXX. Minimum XXXX required.		FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - Investment Property submitted as Non-QM / Exempt from ATR: Ability to Repay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Ability to Repay requirements. [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX Insufficient or no cure was provided to the borrower. (XXXX)	Federal Compliance - Investment Property submitted as Non-QM / Exempt from ATR: Lender designated investment property as Non QM. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed was last disclosed as XXXX on LE but disclosed as XXXX on Final Closing Disclosure. The Final Closing Disclosure did provide the required tolerance cure of XXXX.	REVIEWER - CURED COMMENT (2019-10-17): Lender provided [Redact] credit at closing for increase in Closing Costs above legal limit.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	2	1				2	[2] Appraisal Reconciliation - Appraisal is required to be in name of Lender: Valuation Type: Appraisal / Valuation Report Date: XXXX	The appraisal was not in the name of the lender. Provide a revised appraisal correcting the client.		1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of XXXX.	Lender used their CGW to approve this exception.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX% + XXXX, or XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type: XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence in the file that borrower was provided a copy of the preliminary report but no evidence of when they were provided a copy of the final report dated XXXX.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrower on this full documentation loan has disposable income of XXXX. Minimum XXXX required.		FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type: XXXX) [2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XXXX received on or after the date the Closing Disclosure XXXX 12:00:00 AM was received. (Interim XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): The file does not contain evidence of when the borrower received a copy of the final appraisal report. Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.	REVIEWER - GENERAL COMMENT (XXXX): [Redact] LE was sent on [Redact] using mailbox rule the documents were received on [Redact] The initial CD was sent on [Redact] The initial CD was sent before the final LE was received. The exception must stand.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Lender requested loan designation be changed to Non-QM.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Minimum Loan Amount discrepancy.: Note loan amount of XXXX is less than Guideline minimum loan amount of XXXX.	Minimum loan amount of XXXX not met; lender exception granted with comp factors.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1				1					XXXX DTI on this Full Documentation loan < XXXX guideline max - XXXX below program guideline maximum XXXX representative FICO score > XXXX guideline minimum - XXXX points above guideline minimum Borrower on this full documentation loan has disposable income of XXXX. Minimum XXXX required.		-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	3	2	[2] Document Error - There is no dollar amount noted on the title policy.	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	1	3	[3] State Compliance - (State HPML) XXXX Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): XXXX Higher-Priced Loan: APR on subject loan of 7.0484XXXX or Final Disclosure APR of 7.0570XXXX is in excess of allowable threshold of APOR 3.6XXXX + 2.XXXX, or 6.1200XXXX. Compliant Higher Priced Loan.
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.0484XXXX or Final Disclosure APR of 7.0570XXXX is in excess of allowable threshold of APOR 3.6XXXX + 2.XXXX, or 6.1200XXXX.  Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXX,  Most Recent Tax Return End Date XXXX, Tax Return Due Date XXXX. (XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XXXX not accurate. (Final XXXX)	Federal Compliance - Self-Employed Tax Return Recency: The file is missing the XXXX personal and business tax returns. Evidence of extension provided in file for XXXX. The file contained a copy of the XXXX and XXXX 1040's and business returns.
Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: The final CD disclosed the number of months of prepaid homeowner's insurance that does not match the monthly amount being escrowed.  Per the declarations page in the file the annual premium is XXXX; therefore, monthly payments would be XXXX. The amount collected in section G was XXXX per month. Provide a post-close CD disclosing correcting the monthly escrow payments and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as XXXX on page 4; however the HOA Dues are XXXX per year. Final CD reflects Estimated Taxes, Insurance & Assessments of XXXX monthly, correct amount is XXXX. Provide a post-close CD correcting the Escrow Account section on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.	REVIEWER - CURED COMMENT (2019-11-01): Lender provided LOE and corrected CD.	State Compliance - (State HPML) XXXX Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than XXXX for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			State HPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	1	1				1				1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of XXXX.	Approved CGW was provided for insufficient reserves	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX + XXXX, or XXXX. Compliant Higher Priced Mortgage Loan.
																				[3] State Compliance - XXXX HPML Threshold Test Compliant: XXXX Higher-Priced Mortgage Loan: APR on subject loan of 6.4196XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX + XXXX, or XXXX. Compliant Higher Priced Loan.			Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower on this full documentation loan has a disposable income of XXXX, XXXX required		State HPML - Compliant	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): XXXX Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
																				[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX2.00 exceeds tolerance of XXXX plus 1XXXX or XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Lender used stated value from expired appraisal with effective date of XXXX Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Lender provided XXXX credit at closing for increase in Closing costs above legal limit.		State Compliance - (TX50(a)(6)) XXXX Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower. (XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of delivery of the updated appraisal dated XXXX is not in the loan file.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Cure for the XXXX tolerance violation totaling XXXX  was not provided. Provide a post-close CD disclosing the tolerance cure of XXXX , a copy the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
																					Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: Fee disclosed was last disclosed as XXXX on LE but disclosed as XXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	3	2	[2] Guideline Issue - Ineligible property type.: Condo (Low Rise)	Non-warrantable condo guidelines require a minimum square footage of 475. The subject property is a non-warrantable condo with only 467 square feet. Lender used their CGW to approve this exception.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.3043XXXX or Final Disclosure APR of 5.3040XXXX is in excess of allowable threshold of APOR 3.6XXXX + XXXX, or 5.1200XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXX disclosed a Closing Date that did not match the actual date of consummation. (Final XXXX)
[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XXXX received on or after the date the Closing Disclosure XXXX 12:00:00 AM was received. (Interim XXXX)	Federal Compliance - TRID Final Closing Disclosure Closing Date: The final Closing Disclosure reflects a Closing Date of XXXX but the transaction consummation mortgage notary date was XXXX. Provide a post-close CD and a copy of the letter of explanation to the borrower disclosing the changes made.
Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative

Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	32.5XXXX DTI on this Full Documentation loan < 43.0XXXX guideline max - 10.4XXXX below program guideline maximum

7XXXX LTV < 9XXXX max allowed

																								Borrower on this full documentation loan has a disposable income of XXXX. Minimum XXXX required.		FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	2	1	1	2	[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XXXX did not disclose number of months for Property Tax under Prepaids. (XXXX)
																				[2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (XXXX)	Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Missing employment verification confirming previous employment history. Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: The number of months of prepaid property taxes disclosed in section F of the final CD was 0. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made. Federal Compliance - TRID Seller Closing Disclosure: The file is missing the Seller CD.		Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of XXXX.	Calculated Available for Reserves of XXXX is less than Guideline Available for Reserves of XXXX. Lender used their CGW to approve this exception.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.4190XXXX or Final Disclosure APR of 7.4190XXXX is in excess of allowable threshold of APOR 3.8XXXX + 2.XXXX, or 6.3000XXXX. Compliant Higher Priced Mortgage Loan.
																				[1] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/XXXX)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: The file was missing a copy of the Seller's Closing Disclosure. The Borrower's Final Closing Disclosure did not provide the Seller fees.	REVIEWER - CURED COMMENT (2019-11-25): Letter of Explanation & Corrected Closing Disclosure provided.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower on this full documentation loan has a disposable income of XXXX > guideline requirement of XXXX		FHPML - Compliant	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XXXX did not disclose number of months for Property Tax under Prepaids. (Final/XXXX)	Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: The number of months of prepaid property taxes disclosed in section F of the final CD was 0. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.		Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.4352XXXX or Final Disclosure APR of 5.4350XXXX is in excess of allowable threshold of APOR 3.6XXXX + XXXX, or 5.1200XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Initial escrow account statement is missing from the file.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Lender provided XXXX credit at closing for increase in Closing Costs above legal limit.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1	[1] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XXXX received on or after the date the Closing Disclosure XXXX 12:00:00 AM was received. (Interim/XXXX) [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.	REVIEWER - WAIVED COMMENT (XXXX): Removed from scope based on [Redact]. Exception regraded to EV1-A	Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XXXX exceeds Guideline total debt ratio of XXXX.	Calculated investor qualifying total debt ratio of XXXX exceeds Guideline total debt ratio of XXXX.	REVIEWER - GENERAL COMMENT (XXXX): Client elects to waive.	1	2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XXXX moderately exceeds the guideline maximum of XXXX. (DTI Exception is eligible to be regraded with compensating factors.)
																				[1] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final XXXX)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Calculated investor qualifying total debt ratio of XXXX exceeds Guideline total debt ratio of XXXX. Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Erroneous Reg ID XXXX. The fees in question were seller paid. It is customary the fees in question be paid by seller's in the state of XXXX.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive. REVIEWER - WAIVED COMMENT (XXXX): Removed from scope based on [Redact]. Exception regraded to EV1-A	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	XXXX LTV < 8XXXX LTV allowed Borrower on this full documentation loan has a disposable income of XXXX > guideline requirement of XXXX		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XXXX exceeds Guideline total debt ratio of XXXX. [2] Document Error - There is no dollar amount noted on the title policy.	Calculated investor qualifying total debt ratio of XXXX exceeds Guideline total debt ratio of XXXX. The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1				2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XXXX moderately exceeds the guideline maximum of XXXX. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Calculated investor qualifying total debt ratio of XXXX exceeds Guideline total debt ratio of XXXX.	REVIEWER - WAIVED COMMENT (2019-11-18): Client elects to waive.		10.43 months reserves > 6 months guideline minimum - borrowers have verified reserves of XXXX 61 months of housing history provided > 12 months required.		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Minimum Loan Amount discrepancy.: Note loan amount of XXXX is less than Guideline minimum loan amount of XXXX.	Missing SLE for minimum loan amount less than guidelines requirement.	REVIEWER - GENERAL COMMENT (XXXX): Provide the [Redact] Compensating Factor Tool with a score of 5 referred to in the SPL exception approval. Lender provided a [Redact] approval for the loan amount exception that refers to a [Redact] Compensating Factor Tool with a score of 5. Lender did not provided this document. This issue remains open.
REVIEWER - GENERAL COMMENT (XXXX): Lender provided [Redact] to allow exception for using loan amount of [Redact] when minimum allowed is XXXX. Issue remains as the actual loan amount is [Redact] Provide an [Redact] showing correct loan amount approved.
REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX + XXXX, or XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XXXX did not disclose number of months for Property Tax under Prepaids. (Final XXXX)	Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: The number of months of prepaid property taxes disclosed in section F of the final CD was 0. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	28.9 months reserves > 9 months guideline minimum - borrowers have verified reserves of XXXX

3XXXX  DTI on this Full documentation loan < 5XXXX guideline max.

																								Borrower on this full documentation loan has disposable income of XXXX. Minimum XXXX required.		FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	2	[2] Guideline Issue - Borrower does not have a minimum of 2 trade line reporting within the most recent 24 months as required per guidelines. [2] Document Error - There is no dollar amount noted on the title policy.	Guidelines require 2 tradelines reporting in the most recent 24 months. Non-traditional credit is not allowed on Premier Access loans. The Borrower has only 1 tradeline reporting on the credit report. A credit supplement was provided to document a mortgage tradeline that was reaffirmed in a bankruptcy due to the history not reporting on the credit report. The lender used the non-traditional mortgage tradeline to qualify the loan.
The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1	3	[3] State Compliance - (State HPML) XXXX Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): XXXX Higher-Priced Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX% + XXXX, or XXXX. Compliant Higher Priced Loan.
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX + XXXX, or XXXX.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXX disclosed a Closing Date that did not match the actual date of consummation. (Final XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Federal Compliance - TRID Final Closing Disclosure Closing Date: The final Closing Disclosure reflects a Closing Date of XXXX but the transaction consummation mortgage notary date was XXXX. Provide a post-close CD and a copy of the letter of explanation to the borrower disclosing the changes made.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, cure provided at closing.	REVIEWER - WAIVED COMMENT (XXXX): Removed from scope based on [Redact]. Exception regraded to EV1-A	State Compliance - (State HPML) XXXX Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than XXXX for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative	40.96 months reserves > 3 months guideline minimum - borrowers have verified reserves of XXXX Borrower on this full documentation loan has a disposable income of XXXX > guideline requirements of XXXX		State HPML - Compliant	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Guideline Issue - File does not contain two full appraisals as required per guidelines.: Loan amount is XXXX, and the file does not contain two full appraisals. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor Qualifying Residual income discrepancy.: Calculated investor qualifying disposable income of XXXX is less than AUS required disposable income of XXXX. [2] Document Error - There is no dollar amount noted on the title policy.	Loam amount was > XXXX and per the guidelines, all refinance loans with a loan amount greater than XXXX requires a two full appraisals. The file is missing the second appraisal. Calculated Residual Income of XXXX is less than Guideline requirement of XXXX The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive. REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1	2	[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XXXX, Most Recent Tax Return End Date XXXX , Tax Return Due Date XXXX. (XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XXXX did not disclose number of months for Property Tax under Prepaids. (Final XXXX)
[2] Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: ESIGN Act – Loan Estimate provided on XXXX was electronically provided prior to borrower's consent to receive electronic disclosures. Disclosure will not be used to rebaseline for tolerance purposes and may result in disclosure timing violations. (Interim XXXX)	Federal Compliance - Self-Employed Tax Return Recency - ATR: The file is missing the XXXX personal. Evidence of extension provided in file for XXXX. The file contained a copy of the XXXX and XXXX 1040's.
Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: The number of months of prepaid property taxes disclosed in section F of the final CD was 0.  Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.
																					Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: Disclosures were sent to borrower prior to obtain consent for electronic disclosure from borrower. Lender to provide proof of consent within initial 3 days of application OR proof of disclosure sent to borrower using another method within 3 days of application. Note: If neither step was completed exception will be an EV3-C for 12 months post consummation based on SOL.		Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	XXXX LTV < XXXX guideline max - XXXX more equity than required by program guidelines XXXX months reserves > XXXX months required. Borrower has verified reserves of XXXX. Borrower has 24 months of housing history with no late payments when only 12 months is required.		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type: XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Demand Feature: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan contains a Demand Feature. (Final XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Negative Fees: TRID-RESPA Integrated Disclosure - Final Closing Disclosure provided on XXXX disclosed a negative fee amount. (Final XXXX)
[2] Federal Compliance - TRID Home Loan Toolkit Timing: Truth in Lending Act (2015): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.
[1] Federal Compliance - TRID Final Closing Disclosure Loan Type: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XXXX disclosed a Loan Type that does not match the actual loan type for the loan. (Final XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file showing borrower receipt of preliminary appraisal.
Federal Compliance - TRID Final Closing Disclosure Demand Feature: Demand feature on final CD page 4 was left blank. Provide a revised CD correcting the section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
Federal Compliance - TRID Final Closing Disclosure Negative Fees: Seller paid at closing fee for Title - Owner's coverage is shown as negative amount
Federal Compliance - TRID Home Loan Toolkit Timing: Evidence of earlier borrower receipt was not found in file.
																					Federal Compliance - TRID Final Closing Disclosure Loan Type: Loan Type on page 1 of Final CD is shown as "other" . Provide a CD correcting the loan type along with a copy of the letter of explanation letter sent to the borrower disclosing the changes made.	REVIEWER - CURED COMMENT (XXXX): Lender provided LOE and corrected CD. REVIEWER - CURED COMMENT (XXXX): Lender provided LOE and corrected CD.	Federal Compliance - TRID Final Closing Disclosure Demand Feature: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Negative Fees: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Home Loan Toolkit Timing: TILA - 1yr affirmative. Federal Compliance - TRID Final Closing Disclosure Loan Type: TILA - 1yr affirmative			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of XXXX. [2] Guideline Issue - Index type is ineligible per guidelines. [2] Guideline Issue - Margin is ineligible per guidelines.	Calculated Available for Reserves of XXXX is less than Guideline Requirement for Reserves of XXXX. Guidelines require a 1 Year LIBOR index to be used; however, the Note reflects 1 Year Treasury Index was used. Per guidelines, margin to use is XXXX. Note has XXXX.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive. REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive. REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.8977XXXX or Final Disclosure APR of 6.9030XXXX is in excess of allowable threshold of APOR 4.2XXXX + 2.XXXX, or 6.7400XXXX. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has additional income from self-employment that is not being used to qualify the loan.

																								Borrower on this full documentation loan has a disposable income of XXXX > guideline requirements of XXXX		FHPML - Compliant	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	1	1				1				1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Safe Harbor QM	2	2	[2] Guideline Issue - Borrower has greater than 1x30 mortgage late and not allowable per guidelines.	The borrower had a 1X30 day late payment within the most recent 12 months on the HOA assessment for the departing residence. The guidelines require 0x30 in most recent 12 months on all mortgages.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
																				[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final XXXX)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Lender provided letter to change to Safe Harbor. Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: Disclosure reflects TIP of XXXX% but calculated TIP is XXXX, which is outside of XXXX tolerance.	REVIEWER - CURED COMMENT (XXXX): The file contains the corrected closing disclosure and letter to the borrower explaining the corrections.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	154 months reserves > 9 months guideline minimum - borrowers have verified reserves of XXXX 80.0XXXX LTV < 95.00 guideline max Borrower on this full documentation loan has a disposable income of XXXX > guideline requirements of XXXX		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Cure for XXXX and/or 1XXXX tolerance violations in the amount of XXXX was not provided. Provide a post-close CD disclosing the tolerance cure of XXXX copy the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
																					Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed was last disclosed as XXXX on LE but disclosed as XXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	REVIEWER - CURED COMMENT (XXXX): Letter of Explanation, Proof of Delivery, Pay History, and Corrected CD provided. Lender provided cure in the form of principle reduction REVIEWER - CURED COMMENT (XXXX): Letter of Explanation, Proof of Delivery, Pay History, and Corrected CD provided. Lender provided cure in the form of principle reduction	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Second Home	Purchase	Higher Priced QM	2	1				1				2	[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Notice of Special Flood Hazard Disclosure was disclosed but not executed by the Borrowers.		Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XXXX exceeds Guideline total debt ratio of XXXX.	Lender approved exception for gap in housing over 3 months, actual 3.5 months when 3 months is allowed. Lender approved exception for DTI > XXXX	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive. REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX + XXXX, or XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XXXX% moderately exceeds the guideline maximum of XXXX. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  XXXX Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XXXX not accurate. (Final XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq XXXX)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Lender approved exception for DTI > XXXX
Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: Failure is due to the final CD having an issue date beyond the date of closing. Final CD reflects as issued XXXX, closing date was XXXX, and final CD was also signed XXXX.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  XXXX Test: This exception will be cleared once the Final CD has been corrected with the correct issue date.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Test: This exception will be cleared once the Final CD has been corrected with the correct issue date.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Test: This exception will be cleared once the Final CD has been corrected with the correct issue date.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Test: This exception will be cleared once the Final CD has been corrected with the correct issue date.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Test: This exception will be cleared once the Final CD has been corrected with the correct issue date.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: This exception will be cleared once the Final CD has been corrected with the correct issue date.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.
REVIEWER - GENERAL COMMENT (XXXX): [Redact] received a corrected CD. Please provide LOE to cure.
REVIEWER - CURED COMMENT (XXXX): [Redact] received LOE. Exception Cured.
REVIEWER - GENERAL COMMENT (XXXX): [Redact] received a PCCD correcting projected payments. As the final CD does not match the IEADS the exception cannot be cleared. Please provide a LOE, re open rescission, and proof of delivery to cure.
REVIEWER - CURED COMMENT (XXXX): [Redact] received LOE. Exception Cured.
REVIEWER - GENERAL COMMENT (XXXX): [Redact] received a PCCD correcting projected payments. As the final CD does not match the IEADS the exception cannot be cleared. Please provide a LOE, re open rescission, and proof of delivery to cure.
REVIEWER - CURED COMMENT (XXXX): [Redact] received LOE. Exception Cured.
REVIEWER - GENERAL COMMENT (XXXX): [Redact] received a PCCD correcting projected payments. As the final CD does not match the IEADS the exception cannot be cleared. Please provide a LOE, re open rescission, and proof of delivery to cure.
REVIEWER - CURED COMMENT (XXXX): [Redact] received LOE. Exception Cured.
REVIEWER - GENERAL COMMENT (XXXX): [Redact] received a PCCD correcting projected payments. As the final CD does not match the IEADS the exception cannot be cleared. Please provide a LOE, re open rescission, and proof of delivery to cure.
REVIEWER - CURED COMMENT (XXXX): [Redact] received LOE. Exception Cured.
REVIEWER - GENERAL COMMENT (XXXX): [Redact] received a PCCD correcting projected payments. As the final CD does not match the IEADS the exception cannot be cleared. Please provide a LOE, re open rescission, and proof of delivery to cure.
REVIEWER - CURED COMMENT (XXXX): [Redact] received LOE. Exception Cured.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  XXXX Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	22 months reserves > 9 months guideline minimum - borrowers have verified reserves of XXXX Borrower on this full documentation loan has a disposable income of XXXX		FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Lender sent letter to change to Non-QM.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/XXXX)	Federal Compliance - TRID Seller Closing Disclosure: The file is missing a copy of the Seller Closing Disclosure.	REVIEWER - WAIVED COMMENT (XXXX): Removed from scope based on [Redact]. Exception regraded to EV1-A	Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR 3.7XXXX + XXXX, or XXXX. Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XXXX received on or after the date the Closing Disclosure XXXX was received. (Interim/XXXX)	Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: Evidence of earlier receipt of LE dated XXXX was not in the loan file.	REVIEWER - WAIVED COMMENT (XXXX): Removed from scope based on [Redact]. Exception regraded to EV1-A	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	2	[2] Asset Documentation - Guideline Issue: Insufficient asset documentation.: Financial Institution: PNC / End Date: XXXX // Account Type: XXXX / Account Number: XXXX	The file was missing required asset verification. Per guidelines, assets to be used for down payment, closing costs, debt payoff, and reserves must be seasoned for 60 days or sourced.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1				3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX + XXXX, or XXXX. Compliant Higher Priced Mortgage Loan.			Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	7.1 months reserves > 3 months guideline minimum - borrowers have verified reserves of XXXX Borrower on this full documentation loan has disposable income of XXXX. Minimum XXXX required.		FHPML - Compliant	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	1				1				3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX + XXXX, or XXXX. Compliant Higher Priced Mortgage Loan.			Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Higher Priced QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XXXX is less than Guideline PITIA months reserves of XXXX.	Calculated Available for Reserves of XXXX is less than Guideline Available for Reserves of XXXX.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX or Final Disclosure APR of XXXX is in excess of allowable threshold of APOR XXXX + XXXX, or XXXX. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary XXXX	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrowers have 24 months of housing history with no late payments when only 12 months is required.

																								Borrowers on this full documentation loan have a disposable income of XXXX > guideline requirement of XXXX		FHPML - Compliant	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XXXX exceeds Guideline total debt ratio of XXXX.	Lender used their CGW to approve this exception.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.	1				2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 54.9288XXXX moderately exceeds the guideline maximum of 50.0XXXX. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Lender used their CGW to approve this exception.	REVIEWER - WAIVED COMMENT (XXXX): Client elects to waive.		14.9 months reserves > 9 months required. Borrower has verified reserves of XXXX. 24 months of housing history provided > 12 months required.		-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	Non QM	3	2	[2] Miscellaneous - Credit Exception:	Co-borrower had less than 12 months self-employment income reported on the tax returns	REVIEWER - WAIVED COMMENT (XXXX): Lender exception approval in file	1				3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.4196XXXX or Final Disclosure APR of 6.4230XXXX is in excess of allowable threshold of APOR 3.7XXXX + 2.XXXX, or 6.2300XXXX. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Federal HPML 2014 Compliant: .		Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	674 FICO with minimum of 650 required. Borrower on this full documentation loan has a disposable income of XXXXwith a minimum of XXXX required.		FHPML - Compliant	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Refinance Rate/Term	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] State Compliance - XXXX Equity Unable To Determine: Unable to Determine XXXX 50(a)(6) Information Missing Test – (Unable to determine if subject lien is a TX 50(a)(6) loan due to missing information)- File is missing the HUD or Final CD. Unable to determine if borrower received any incidental cash out at closing that would make the loan subject to TX50(a)(6).
																				[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XXXX used as disbursement date for compliance testing.					Yes	State - XXXX	D	D
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase	2	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): XXXX Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							State Compliance - XXXX Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	B	B
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Primary	Purchase		1									1							-	A	A
XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Investment	Refinance Rate/Term		3		[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date: XXXX Condo (Low Rise)	Form 2055 used for valuation report						3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					No	TNR Testing Not Required	D	D